Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Brazil (3.3%)
	Vale SA	46,768,468	433,509
	Petroleo Brasileiro SA	47,241,568	336,686
	WEG SA	19,161,130	180,462
	B3 SA - Brasil Bolsa Balcao	70,346,257	134,697
	Ambev SA	56,742,246	107,774
	Banco do Brasil SA	22,195,524	105,128
	Centrais Eletricas Brasileiras SA	16,595,938	102,488
	Suzano SA	8,760,865	93,499
	JBS SA	14,636,347	88,759
	Banco BTG Pactual SA	15,220,859	84,829
*	Embraer SA	8,195,711	83,723
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,484,636	72,572
	Localiza Rent a Car SA	12,810,947	67,671
*	PRIO SA	9,518,264	66,761
	Equatorial Energia SA	12,549,496	64,744
	Itau Unibanco Holding SA ADR	10,985,670	63,717
	Raia Drogasil SA	16,883,296	60,928
	BB Seguridade Participacoes SA	8,765,237	57,805
	Rumo SA	16,359,541	51,508
	Telefonica Brasil SA	5,682,052	50,432
[1]	Rede D'Or Sao Luiz SA	10,375,951	49,624
	Vibra Energia SA	14,504,255	41,845
	Klabin SA	10,646,611	40,881
	Banco Bradesco SA	19,625,025	37,007
	TOTVS SA	6,045,170	35,232
	BRF SA	8,588,433	32,170
	Lojas Renner SA	13,695,284	31,988
	Ultrapar Participacoes SA	10,877,095	30,785
	CCR SA	14,598,985	28,054
	Energisa SA	4,117,654	27,944
	Natura & Co. Holding SA	12,426,300	26,834
	TIM SA	9,497,187	25,368
*,1	Hapvida Participacoes e Investimentos SA	61,238,762	25,359
	Itau Unibanco Holding SA	4,909,795	25,044
	Cosan SA	15,656,131	20,735
	Santos Brasil Participacoes SA	8,866,832	19,997
	Brava Energia	5,017,051	19,256
	Allos SA	5,922,424	19,255
	Kinea Rendimentos Imobiliarios FII	1,086,683	18,967
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,166,239	18,870
	Petroleo Brasileiro SA ADR	1,441,694	18,598
*	Sendas Distribuidora SA	16,084,113	18,550
	Tres Tentos Agroindustrial SA	6,477,603	17,624
	Porto Seguro SA	2,410,136	16,492
	Hypera SA	5,262,303	16,460
	Transmissora Alianca de Energia Eletrica SA	2,747,971	15,757
	Caixa Seguridade Participacoes SA	6,092,300	15,304
*	Multiplan Empreendimentos Imobiliarios SA	3,835,379	14,701
*	Cia De Sanena Do Parana	3,338,030	14,651
	CPFL Energia SA	2,449,047	14,408
	Engie Brasil Energia SA	2,280,916	14,363
[1]	GPS Participacoes e Empreendimentos SA	5,584,497	14,324
	Cia Paranaense de Energia - Copel	9,531,419	14,140
[2]	Banco Santander Brasil SA ADR	3,101,965	13,990
	Banco Bradesco SA ADR	6,336,162	13,369
	XP MALLS FDO INV IMOB FII	798,781	13,327
*	Embraer SA ADR	319,332	13,083
	Kinea Indice de Precos FII	881,828	12,960
	Marfrig Global Foods SA	4,505,622	12,251
	Iguatemi SA	3,764,800	11,873
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,356,107	11,733
[2]	Cia Paranaense de Energia - Copel ADR (XNYS)	1,660,053	11,056

		Shares	Market Value ($000)
*	Eneva SA	5,141,853	10,382
	Kinea Renda Imobiliaria FII	457,628	10,258
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	381,099	9,928
*	IRB-Brasil Resseguros SA	1,073,777	9,720
	Cia de Saneamento de Minas Gerais Copasa MG	2,526,470	9,675
	Neoenergia SA	2,903,059	9,314
	Azzas 2154 SA	1,570,422	9,177
	Cia Siderurgica Nacional SA	5,825,344	9,061
	FII BTLG	510,391	8,236
	Cia Energetica de Minas Gerais ADR	4,339,107	8,114
	Banco Santander Brasil SA	1,823,517	8,100
	SLC Agricola SA	2,689,666	7,990
	Sao Martinho SA	2,057,595	7,989
	Direcional Engenharia SA	1,575,630	7,759
	Fleury SA	3,775,790	7,650
	Atacadao SA	6,894,675	7,303
	Petroreconcavo SA	2,627,144	7,134
	Wilson Sons SA	2,427,102	7,048
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	365,320	6,973
	Odontoprev SA	3,569,638	6,902
	Alupar Investimento SA	1,382,890	6,718
	M Dias Branco SA	1,665,845	6,579
	Auren Energia SA	4,651,786	6,455
	CSN Mineracao SA	6,862,314	6,411
	Grupo Mateus SA	5,441,108	6,219
*	Magazine Luiza SA	4,812,757	6,144
	Vinci Shopping Centers FII	373,923	6,141
*	Cogna Educacao SA	24,713,716	5,963
	XP Log FII	378,271	5,900
*	Ambipar Participacoes e Empreendimentos SA Class B	257,448	5,795
	Smartfit Escola de Ginastica e Danca SA	1,573,300	5,244
	FII Iridium	482,790	5,131
	YDUQS Participacoes SA	2,876,450	5,045
*	Serena Energia SA	4,504,747	5,026
*	MRV Engenharia e Participacoes SA	5,181,663	5,001
*	Orizon Valorizacao de Residuos SA	688,335	4,881
	Vivara Participacoes SA	1,275,860	4,679
	Dexco SA	4,587,118	4,631
	Grendene SA	4,621,397	4,523
	Fras-Le SA	1,204,472	4,462
	Cury Construtora e Incorporadora SA	1,199,000	4,436
	Kinea High Yield CRI - FII	270,328	4,371
	Maxi Renda FII	2,751,940	4,337
	Hedge Brasil Shopping FII	142,526	4,317
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,065,650	4,195
	Iochpe Maxion SA	1,789,849	4,165
	Capitania Securities II FII	3,760,611	3,996
	Fundo De Investimento Imobiliario Tg Ativo Real	283,454	3,942
	Fii UBS Br Receb Imob	308,055	3,824
	Vulcabras SA	1,282,435	3,733
	Tupy SA	958,992	3,508
[2]	Cia Siderurgica Nacional SA ADR	2,211,796	3,495
	Pet Center Comercio e Participacoes SA	4,291,795	3,444
	Mills Locacao Servicos e Logistica SA	2,114,459	3,318
	Mahle Metal Leve SA	647,073	3,139
*	Minerva SA	3,611,757	2,991
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	2,979
[2]	TIM SA ADR	220,513	2,920
	JHSF Participacoes SA	4,277,300	2,898
	Fundo De Investimento Imobiliario VBI Prime Properties	227,217	2,784
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	2,707
	Grupo SBF SA	1,292,568	2,552
*	SIMPAR SA	4,098,800	2,532
*	Hidrovias do Brasil SA	5,523,700	2,505
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	2,446
*	Cia Brasileira de Aluminio	2,626,601	2,445
[1]	LWSA SA	4,218,744	2,426
	Ez Tec Empreendimentos e Participacoes SA	1,041,178	2,263
[2]	Cia Paranaense de Energia - Copel ADR	379,139	2,229
[2]	Centrais Eletricas Brasileiras SA ADR	328,208	2,032

		Shares	Market Value ($000)
	LOG Commercial Properties e Participacoes SA	620,218	2,006
*	Cia Brasileira de Distribuicao	4,286,691	1,981
	Armac Locacao Logistica E Servicos SA	2,201,850	1,854
*,2	Sendas Distribuidora SA ADR	321,137	1,847
*	CVC Brasil Operadora e Agencia de Viagens SA	5,193,462	1,751
	Cia Energetica de Minas Gerais	667,540	1,719
*	Log-in Logistica Intermodal SA	449,600	1,611
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	1,370
*	Oncoclinicas do Brasil Servicos Medicos SA	3,712,055	1,353
*	Zamp SA	2,715,191	1,352
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	1,314
	Gerdau SA ADR	450,448	1,311
*,2	Braskem SA Class A ADR	272,413	1,264
*	Diagnosticos da America SA	3,728,865	1,187
	Camil Alimentos SA	1,402,600	1,142
	FII Hectare Ce	245,592	959
	Anima Holding SA	2,579,975	909
*	Movida Participacoes SA	1,065,271	720
	Trx Real Estate FII	32,557	560
	Lojas Quero-Quero SA	1,222,892	485
*	Automob Participacoes SA	5,832,405	309
*	Cia Brasileira de Distribuicao ADR	354,344	145
			3,605,660
Chile (0.5%)
	Banco de Chile	570,518,341	70,628
	Cencosud SA	17,101,994	43,573
	Empresas Copec SA	6,200,940	41,433
	Latam Airlines Group SA	2,625,389,293	39,736
	Falabella SA	10,349,781	39,196
	Banco de Credito e Inversiones SA	1,224,522	37,413
	Banco Santander Chile	602,114,537	31,062
	Empresas CMPC SA	15,062,831	25,700
	Enel Americas SA	240,266,229	21,616
	Enel Chile SA	315,596,219	18,742
	Plaza SA	9,294,757	16,649
	Parque Arauco SA	8,822,045	15,147
	Cia Sud Americana de Vapores SA	222,141,279	12,384
	Colbun SA	90,963,447	12,242
	Quinenco SA	3,332,252	11,904
	Banco Itau Chile SA	995,355	11,173
	Aguas Andinas SA Class A	34,572,672	11,044
	Cencosud Shopping SA	6,341,546	10,606
	Cia Cervecerias Unidas SA	1,716,746	10,456
	Banco Santander Chile ADR	508,123	10,371
*	Engie Energia Chile SA	6,987,554	6,979
	SMU SA	38,038,270	6,899
	Empresa Nacional de Telecomunicaciones SA	1,923,609	6,074
	Vina Concha y Toro SA	4,586,997	5,245
	Inversiones Aguas Metropolitanas SA	6,741,307	5,243
[2]	Sociedad Quimica y Minera de Chile SA ADR	121,679	4,811
*	CAP SA	856,377	4,748
*	Ripley Corp. SA	14,504,765	4,222
	Inversiones La Construccion SA	449,396	4,000
	SONDA SA	7,171,699	2,766
	Enel Chile SA ADR	72,748	221
			542,283
China (29.7%)
	Tencent Holdings Ltd.	79,228,644	4,168,632
	Alibaba Group Holding Ltd.	216,875,260	2,660,297
*,1	Meituan Class B	70,388,886	1,339,681
*,1	Xiaomi Corp. Class B	207,913,600	1,042,075
*	PDD Holdings Inc. ADR	9,038,623	1,011,512
	China Construction Bank Corp. Class H	1,196,271,103	973,424
	Industrial & Commercial Bank of China Ltd. Class H	1,008,671,614	686,579
	JD.com Inc. Class A	32,555,593	662,207
*	Trip.com Group Ltd.	7,927,053	556,750
	Bank of China Ltd. Class H	1,071,609,735	554,374
	BYD Co. Ltd. Class H	14,092,316	495,209
	NetEase Inc.	23,022,911	473,241

		Shares	Market Value ($000)
	Ping An Insurance Group Co. of China Ltd. Class H	82,239,313	463,064
*	Baidu Inc. Class A	28,423,365	321,368
	China Merchants Bank Co. Ltd. Class H	48,767,295	268,224
	Agricultural Bank of China Ltd. Class H	392,941,343	216,418
	Kweichow Moutai Co. Ltd. Class A	1,070,604	212,707
	PetroChina Co. Ltd. Class H	267,626,227	204,611
*,1	Kuaishou Technology	36,010,800	197,074
	Yum China Holdings Inc.	4,136,250	188,642
*	Li Auto Inc. Class A	15,055,923	177,207
	China Life Insurance Co. Ltd. Class H	95,212,734	176,752
	China Shenhua Energy Co. Ltd. Class H	43,185,860	174,147
*	BeiGene Ltd.	9,953,600	172,838
	China Petroleum & Chemical Corp. Class H	312,908,822	171,132
	ANTA Sports Products Ltd.	16,017,205	170,411
	Zijin Mining Group Co. Ltd. Class H	76,457,097	144,537
	PICC Property & Casualty Co. Ltd. Class H	86,318,207	140,244
	Geely Automobile Holdings Ltd.	74,209,743	137,392
	Contemporary Amperex Technology Co. Ltd. Class A	3,744,923	133,523
	KE Holdings Inc. ADR	7,651,997	133,374
*	XPeng Inc. Class A	16,595,265	126,122
	Tencent Music Entertainment Group ADR	9,373,266	112,292
	Full Truck Alliance Co. Ltd. ADR	9,535,905	107,374
	China Resources Land Ltd.	35,113,825	106,886
*,1	Wuxi Biologics Cayman Inc.	44,509,566	106,543
[1]	Pop Mart International Group Ltd.	8,766,600	106,324
[1]	Nongfu Spring Co. Ltd. Class H	22,308,800	105,246
	China Pacific Insurance Group Co. Ltd. Class H	33,388,992	99,459
	Haier Smart Home Co. Ltd. Class H	29,548,855	97,735
	China Merchants Bank Co. Ltd. Class A	17,081,849	95,971
	New Oriental Education & Technology Group Inc.	19,415,850	94,577
	CITIC Ltd.	80,821,026	91,565
[1]	China Tower Corp. Ltd. Class H	598,974,936	86,278
	China CITIC Bank Corp. Ltd. Class H	119,525,476	85,373
*	NIO Inc. Class A	19,210,858	83,130
[1]	Postal Savings Bank of China Co. Ltd. Class H	139,206,010	83,104
	China Yangtze Power Co. Ltd. Class A	20,761,500	82,634
*,1	Innovent Biologics Inc.	18,678,320	79,487
	H World Group Ltd.	24,217,730	78,404
	China Mengniu Dairy Co. Ltd.	39,000,920	78,181
	China Overseas Land & Investment Ltd.	48,850,341	77,858
	Bank of Communications Co. Ltd. Class H	92,645,609	74,947
	Sunny Optical Technology Group Co. Ltd.	8,279,275	74,517
	Yangzijiang Shipbuilding Holdings Ltd.	32,522,098	72,833
*,1	Akeso Inc.	9,005,000	70,474
*	J&T Global Express Ltd.	87,041,200	69,496
*	Kanzhun Ltd. ADR	4,605,083	66,359
	Ping An Insurance Group Co. of China Ltd. Class A	9,382,500	66,060
	ENN Energy Holdings Ltd.	9,694,255	65,989
*	TAL Education Group ADR	5,288,607	64,680
*,1,2	SenseTime Group Inc. Class B	306,913,000	63,967
	CSPC Pharmaceutical Group Ltd.	109,384,529	63,058
	Vipshop Holdings Ltd. ADR	4,352,376	62,544
	China Resources Beer Holdings Co. Ltd.	20,084,624	60,892
	Industrial & Commercial Bank of China Ltd. Class A	64,691,376	60,813
*	Bilibili Inc.	3,625,741	60,806
	CITIC Securities Co. Ltd. Class H	22,226,938	60,558
	Li Ning Co. Ltd.	28,860,574	59,681
	Wuliangye Yibin Co. Ltd. Class A	3,340,386	58,910
	COSCO SHIPPING Holdings Co. Ltd. Class H	39,216,105	58,856
	China Hongqiao Group Ltd.	34,765,500	58,445
	BYD Co. Ltd. Class A	1,504,350	57,109
	People's Insurance Co. Group of China Ltd. Class H	110,515,422	56,560
	Qifu Technology Inc. Class A ADR	1,399,007	55,820
*,1	JD Health International Inc.	13,377,440	55,392
	China Resources Power Holdings Co. Ltd.	24,521,149	54,536
	BYD Electronic International Co. Ltd.	9,835,029	53,703
	Kingsoft Corp. Ltd.	10,609,878	53,637
	Agricultural Bank of China Ltd. Class A	72,969,195	51,898
	Industrial Bank Co. Ltd. Class A	17,635,226	49,462
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	7,260,800	49,033

		Shares	Market Value ($000)
	Great Wall Motor Co. Ltd. Class H	30,002,875	49,031
*	Kingdee International Software Group Co. Ltd.	36,705,284	48,713
[1]	CGN Power Co. Ltd. Class H	145,691,514	47,152
	Tsingtao Brewery Co. Ltd. Class H	7,661,786	47,057
	Sino Biopharmaceutical Ltd.	125,703,444	45,697
	Kunlun Energy Co. Ltd.	47,358,541	45,219
	China Galaxy Securities Co. Ltd. Class H	48,003,875	43,729
*	Midea Group Co. Ltd.	4,485,517	43,608
	Sinopharm Group Co. Ltd. Class H	16,264,625	43,016
	Weichai Power Co. Ltd. Class H	24,679,294	42,947
[1]	Giant Biogene Holding Co. Ltd.	5,740,000	42,622
	East Money Information Co. Ltd. Class A	13,417,158	42,576
	Yankuang Energy Group Co. Ltd. Class H	40,219,944	42,545
	Haitong Securities Co. Ltd. Class H	48,260,470	42,234
*	GCL Technology Holdings Ltd.	262,190,000	41,388
	Anhui Conch Cement Co. Ltd. Class H	15,111,135	40,738
	Zijin Mining Group Co. Ltd. Class A	17,583,944	39,762
	China Minsheng Banking Corp. Ltd. Class H	82,588,094	39,402
[1]	Longfor Group Holdings Ltd.	30,457,601	38,714
	China Resources Gas Group Ltd.	11,373,505	38,662
	Tongcheng Travel Holdings Ltd.	15,123,600	38,124
	CMOC Group Ltd. Class H	51,167,171	37,801
[1]	Smoore International Holdings Ltd.	23,222,000	37,594
[1]	Haidilao International Holding Ltd.	19,779,000	37,106
	Tingyi Cayman Islands Holding Corp.	24,260,000	36,988
*,1	JD Logistics Inc.	21,367,646	36,795
	Shanghai Pudong Development Bank Co. Ltd. Class A	24,981,711	36,740
*,1	Zhejiang Leapmotor Technology Co. Ltd.	8,731,400	36,472
	Hygon Information Technology Co. Ltd. Class A	1,974,604	35,116
[1]	China Feihe Ltd.	50,948,000	35,068
	Luxshare Precision Industry Co. Ltd. Class A	6,210,042	34,608
*	Alibaba Health Information Technology Ltd.	73,836,112	34,478
	MINISO Group Holding Ltd.	5,950,112	34,279
	ZTE Corp. Class H	9,763,039	34,132
	Aluminum Corp. of China Ltd. Class H	52,903,237	34,052
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,057,624	34,014
	China State Construction International Holdings Ltd.	23,070,728	33,864
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,469,179	33,729
	CITIC Securities Co. Ltd. Class A	9,037,506	33,604
	China Shenhua Energy Co. Ltd. Class A	6,068,136	33,438
*	Zai Lab Ltd.	12,289,920	33,374
	Bank of Communications Co. Ltd. Class A	33,175,039	33,169
*	China Ruyi Holdings Ltd.	103,274,709	33,028
	CRRC Corp. Ltd. Class H	52,056,000	32,959
[1]	China International Capital Corp. Ltd. Class H	19,447,140	32,374
	China Longyuan Power Group Corp. Ltd. Class H	43,142,493	31,810
	Foxconn Industrial Internet Co. Ltd. Class A	10,709,520	31,788
	China Coal Energy Co. Ltd. Class H	27,266,653	31,341
	Zhaojin Mining Industry Co. Ltd. Class H	19,453,167	30,848
	China Gas Holdings Ltd.	36,900,293	30,589
	China Petroleum & Chemical Corp. Class A	36,306,101	30,465
	New China Life Insurance Co. Ltd. Class H	9,465,812	29,624
[1]	WuXi AppTec Co. Ltd. Class H	4,127,619	29,378
[1]	Huatai Securities Co. Ltd. Class H	16,818,408	28,963
[1]	China Resources Mixc Lifestyle Services Ltd.	7,637,000	28,918
*	Cambricon Technologies Corp. Ltd. Class A	362,111	28,853
	Guangdong Investment Ltd.	38,108,021	28,849
[1]	Hansoh Pharmaceutical Group Co. Ltd.	12,451,000	28,655
	Huaneng Power International Inc. Class H	53,974,822	28,322
	China Taiping Insurance Holdings Co. Ltd.	18,926,800	28,253
	Bank of China Ltd. Class A	37,034,297	27,812
	China Merchants Port Holdings Co. Ltd.	16,312,671	27,739
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,287,675	27,598
	China State Construction Engineering Corp. Ltd. Class A	35,276,742	27,473
	China National Building Material Co. Ltd. Class H	57,399,473	27,453
*	GDS Holdings Ltd. Class A	10,108,044	27,326
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,058,979	27,209
	Yum China Holdings Inc. (XHKG)	579,219	26,789
	China Railway Group Ltd. Class H	54,066,604	26,184
	Ping An Bank Co. Ltd. Class A	16,263,546	25,759

		Shares	Market Value ($000)
	Sinotruk Hong Kong Ltd.	8,702,967	25,364
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,062,640	25,330
	Wanhua Chemical Group Co. Ltd. Class A	2,671,161	25,288
	Jiangxi Copper Co. Ltd. Class H	15,870,722	25,189
	Shaanxi Coal Industry Co. Ltd. Class A	8,349,305	25,016
	PetroChina Co. Ltd. Class A	21,726,269	24,803
	China Pacific Insurance Group Co. Ltd. Class A	5,480,924	24,515
[1]	Yadea Group Holdings Ltd.	14,714,000	24,435
	Kingboard Holdings Ltd.	9,546,608	24,327
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,211,415	23,897
	Seres Group Co. Ltd. Class A	1,282,648	23,601
	NAURA Technology Group Co. Ltd. Class A	448,153	23,380
	Muyuan Foods Co. Ltd. Class A	4,539,885	23,356
	Bosideng International Holdings Ltd.	48,227,764	23,345
	Anhui Gujing Distillery Co. Ltd. Class B	1,589,410	23,087
	Xinyi Solar Holdings Ltd.	55,722,000	22,973
*,2	Genscript Biotech Corp.	16,530,320	22,743
	SF Holding Co. Ltd. Class A	4,168,922	22,644
	China Oilfield Services Ltd. Class H	25,060,880	22,433
[1]	Hua Hong Semiconductor Ltd.	7,511,606	22,260
	Gree Electric Appliances Inc. of Zhuhai Class A	3,515,620	21,806
	Bank of Jiangsu Co. Ltd. Class A	15,779,597	21,611
*,2	China Vanke Co. Ltd. Class H	28,888,700	21,581
	CRRC Corp. Ltd. Class A	20,983,089	21,573
	NARI Technology Co. Ltd. Class A	6,755,069	21,523
	China Power International Development Ltd.	57,242,063	21,364
	China Everbright Bank Co. Ltd. Class A	39,556,794	21,130
	Beijing Enterprises Holdings Ltd.	6,125,767	21,040
	China Everbright Environment Group Ltd.	47,338,203	20,705
	Haier Smart Home Co. Ltd. Class A	5,382,707	20,633
	Dongyue Group Ltd.	19,185,339	20,471
	Hengan International Group Co. Ltd.	7,477,026	20,469
	Chinasoft International Ltd.	30,301,155	20,447
	Bank of Ningbo Co. Ltd. Class A	5,598,581	20,395
	RLX Technology Inc. ADR	9,064,578	20,123
	Haitian International Holdings Ltd.	7,539,180	20,043
	Luzhou Laojiao Co. Ltd. Class A	1,247,460	19,975
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,175,818	19,942
	China National Nuclear Power Co. Ltd. Class A	14,693,579	19,767
[1]	Meitu Inc.	36,566,436	19,765
	Autohome Inc. ADR	701,995	19,670
	China CITIC Bank Corp. Ltd. Class A	21,204,961	19,439
	Shenzhen Inovance Technology Co. Ltd. Class A	2,332,828	19,423
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,511,844	19,042
	Guotai Junan Securities Co. Ltd. Class A	7,724,467	18,928
	Jiangsu Expressway Co. Ltd. Class H	16,852,976	18,766
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	23,727,942	18,700
	Chongqing Rural Commercial Bank Co. Ltd. Class H	29,931,539	18,320
	Brilliance China Automotive Holdings Ltd.	37,314,000	18,260
*	Minth Group Ltd.	9,137,006	18,249
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,453,726	18,198
	China CSSC Holdings Ltd. Class A	3,917,393	18,145
	GF Securities Co. Ltd. Class H	13,317,200	18,061
	China Communications Services Corp. Ltd. Class H	31,574,821	17,965
	Atour Lifestyle Holdings Ltd. ADR	655,108	17,957
	Hithink RoyalFlush Information Network Co. Ltd. Class A	460,787	17,915
*,1	China CITIC Financial Asset Management Co. Ltd. Class H	198,404,000	17,692
	Country Garden Services Holdings Co. Ltd.	26,989,827	17,598
	Beijing Kingsoft Office Software Inc. Class A	402,035	17,564
*,1	China Literature Ltd.	5,212,364	17,551
	ZTE Corp. Class A	3,178,845	17,545
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,990,261	17,522
*	China Gold International Resources Corp. Ltd.	3,055,000	17,428
	Far East Horizon Ltd.	23,610,130	17,411
	Greentown China Holdings Ltd.	15,544,719	17,232
[1]	3SBio Inc.	21,959,086	16,946
	SAIC Motor Corp. Ltd. Class A	7,146,178	16,917
	WuXi AppTec Co. Ltd. Class A	2,178,862	16,666
*	Kingsoft Cloud Holdings Ltd.	20,054,265	16,610
	China Cinda Asset Management Co. Ltd. Class H	108,427,276	16,546

		Shares	Market Value ($000)
[2]	Hisense Home Appliances Group Co. Ltd. Class H	4,720,000	16,447
	COSCO SHIPPING Holdings Co. Ltd. Class A	8,334,938	16,437
	Fuyao Glass Industry Group Co. Ltd. Class A	1,977,129	16,281
	Shenzhen International Holdings Ltd.	18,042,978	16,150
	Sany Heavy Industry Co. Ltd. Class A	7,261,790	16,140
	China Minsheng Banking Corp. Ltd. Class A	28,013,490	16,047
*,2	Sunac China Holdings Ltd.	78,075,000	15,965
	Lens Technology Co. Ltd. Class A	4,433,754	15,962
	China United Network Communications Ltd. Class A	23,592,914	15,916
	Bank of Shanghai Co. Ltd. Class A	12,200,494	15,640
	Will Semiconductor Co. Ltd. Shanghai Class A	1,066,420	15,569
*	JOYY Inc. ADR	356,022	15,434
	China Everbright Bank Co. Ltd. Class H	38,881,956	15,201
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,768,693	15,183
	Sinopec Engineering Group Co. Ltd. Class H	18,939,564	15,157
	Baoshan Iron & Steel Co. Ltd. Class A	15,637,578	15,105
	Shanghai Baosight Software Co. Ltd. Class B	9,425,411	15,093
	Zhejiang Expressway Co. Ltd. Class H	20,933,877	15,066
	Shenwan Hongyuan Group Co. Ltd. Class A	21,596,762	14,954
	AviChina Industry & Technology Co. Ltd. Class H	32,024,476	14,939
[1,2]	CSC Financial Co. Ltd. Class H	11,970,000	14,897
	Bank of Beijing Co. Ltd. Class A	17,986,135	14,852
	Fosun International Ltd.	27,140,625	14,841
	TravelSky Technology Ltd. Class H	12,042,867	14,840
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	529,671	14,817
	Postal Savings Bank of China Co. Ltd. Class A	19,661,600	14,682
	C&D International Investment Group Ltd.	8,861,966	14,559
	Huatai Securities Co. Ltd. Class A	6,189,601	14,541
[2]	Guangzhou Automobile Group Co. Ltd. Class H	36,886,820	14,483
	China Conch Venture Holdings Ltd.	17,887,518	14,478
[1]	China Resources Pharmaceutical Group Ltd.	21,501,626	14,467
	Uni-President China Holdings Ltd.	14,311,000	14,405
	BOE Technology Group Co. Ltd. Class A	23,355,654	14,373
	China Medical System Holdings Ltd.	15,917,584	14,367
	China Tourism Group Duty Free Corp. Ltd. Class A	1,700,710	14,307
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,320,370	14,305
*,1	Tuhu Car Inc. Class A	7,028,200	14,205
	Iflytek Co. Ltd. Class A	2,021,349	14,168
	Beijing Enterprises Water Group Ltd.	50,964,691	14,146
	Huaxia Bank Co. Ltd. Class A	13,365,131	14,007
[2]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	18,785,332	13,953
	Shenzhen Transsion Holdings Co. Ltd. Class A	996,136	13,817
	FinVolution Group ADR	1,802,418	13,770
	Aier Eye Hospital Group Co. Ltd. Class A	8,071,418	13,767
*	Air China Ltd. Class H	22,419,808	13,766
	Daqin Railway Co. Ltd. Class A	14,913,280	13,689
	Kingboard Laminates Holdings Ltd.	13,485,299	13,524
	Bank of Nanjing Co. Ltd. Class A	9,165,374	13,499
	LONGi Green Energy Technology Co. Ltd. Class A	6,568,562	13,473
[1]	Topsports International Holdings Ltd.	36,364,000	13,452
	Zhongji Innolight Co. Ltd. Class A	846,292	13,402
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	5,310,040	13,256
	CSC Financial Co. Ltd. Class A	4,018,545	13,197
	Ningbo Tuopu Group Co. Ltd. Class A	1,455,036	13,194
	Zhongsheng Group Holdings Ltd.	8,342,406	13,193
*,1	NetEase Cloud Music Inc.	830,400	13,048
*,2	iQIYI Inc. ADR	5,986,176	12,990
	Fufeng Group Ltd.	19,391,495	12,970
	SDIC Power Holdings Co. Ltd. Class A	6,525,655	12,940
	Advanced Micro-Fabrication Equipment Inc. China Class A	516,891	12,889
	Shandong Gold Mining Co. Ltd. Class A	3,802,180	12,886
	China Railway Group Ltd. Class A	15,585,353	12,739
	Yuexiu Property Co. Ltd.	20,312,431	12,722
	China Three Gorges Renewables Group Co. Ltd. Class A	21,913,436	12,691
	China Merchants Securities Co. Ltd. Class A	5,065,574	12,594
*,1,2	Ascentage Pharma Group International	2,856,500	12,474
	AECC Aviation Power Co. Ltd. Class A	2,397,963	12,375
	Weichai Power Co. Ltd. Class A	6,181,911	12,304
*	Alibaba Pictures Group Ltd.	179,299,250	12,258
	Anhui Conch Cement Co. Ltd. Class A	3,548,064	12,206

		Shares	Market Value ($000)
	Sinotrans Ltd. Class H	25,315,836	12,078
	Xtep International Holdings Ltd.	15,604,291	12,057
	Hello Group Inc. ADR	1,672,464	12,025
*,2	Shanghai Electric Group Co. Ltd. Class H	35,023,315	11,922
[1]	Shandong Gold Mining Co. Ltd. Class H	6,857,200	11,898
	New China Life Insurance Co. Ltd. Class A	1,790,000	11,819
	Wens Foodstuff Group Co. Ltd. Class A	5,257,442	11,715
	Focus Media Information Technology Co. Ltd. Class A	12,824,148	11,681
[1,2]	China Merchants Securities Co. Ltd. Class H	6,326,656	11,640
	GoerTek Inc. Class A	3,019,232	11,565
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,856,109	11,558
*,1,2	East Buy Holding Ltd.	5,466,000	11,536
*,2	Vnet Group Inc. ADR	1,653,635	11,526
	Yunnan Baiyao Group Co. Ltd. Class A	1,440,357	11,515
	Poly Developments & Holdings Group Co. Ltd. Class A	9,937,022	11,446
	China Nonferrous Mining Corp. Ltd.	17,272,000	11,388
	Dongfeng Motor Group Co. Ltd. Class H	28,469,430	11,378
	TCL Technology Group Corp. Class A	16,276,894	11,277
	Chongqing Changan Automobile Co. Ltd. Class A	6,444,202	11,177
*	China Southern Airlines Co. Ltd. Class H	23,193,638	11,064
	XCMG Construction Machinery Co. Ltd. Class A	10,455,015	11,024
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,792,167	10,944
*	XD Inc.	3,305,000	10,854
	Tongwei Co. Ltd. Class A	3,853,485	10,841
	Aluminum Corp. of China Ltd. Class A	10,051,919	10,838
	Chongqing Changan Automobile Co. Ltd. Class B	23,438,431	10,725
	Yangzijiang Financial Holding Ltd.	30,764,498	10,717
	Bank of Hangzhou Co. Ltd. Class A	5,237,639	10,669
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,885,929	10,641
	China Suntien Green Energy Corp. Ltd. Class H	22,248,823	10,614
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,989,812	10,599
	GF Securities Co. Ltd. Class A	4,952,541	10,589
	China Galaxy Securities Co. Ltd. Class A	5,483,395	10,573
	Eve Energy Co. Ltd. Class A	1,789,492	10,528
[1,2]	Guotai Junan Securities Co. Ltd. Class H	7,055,136	10,471
	China Overseas Property Holdings Ltd.	16,917,311	10,462
*	GigaDevice Semiconductor Inc. Class A	588,779	10,374
	Sungrow Power Supply Co. Ltd. Class A	1,041,928	10,359
	Rongsheng Petrochemical Co. Ltd. Class A	8,480,548	10,338
	Yihai International Holding Ltd.	5,992,648	10,337
	Huadian Power International Corp. Ltd. Class H	21,115,909	10,329
	Kuang-Chi Technologies Co. Ltd. Class A	1,834,404	10,314
	Power Construction Corp. of China Ltd. Class A	14,630,710	10,263
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	7,589,960	10,255
	China Jinmao Holdings Group Ltd.	87,271,771	10,238
*,2	Daqo New Energy Corp. ADR	568,723	10,186
	Shanghai International Airport Co. Ltd. Class A	2,196,168	10,066
	Guangdong Haid Group Co. Ltd. Class A	1,455,526	9,986
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,728,804	9,985
*	Microport Scientific Corp.	11,900,343	9,938
*,1	Keymed Biosciences Inc.	2,573,500	9,799
	China Energy Engineering Corp. Ltd. Class A	31,498,656	9,780
	Eoptolink Technology Inc. Ltd. Class A	561,360	9,738
	360 Security Technology Inc. Class A	6,283,095	9,583
[1]	Jinxin Fertility Group Ltd.	30,634,500	9,567
[1]	China Railway Signal & Communication Corp. Ltd. Class H	23,425,798	9,471
*	Shanghai MicroPort MedBot Group Co. Ltd.	4,484,500	9,397
	Montage Technology Co. Ltd. Class A	995,811	9,379
	Onewo Inc. Class H	3,285,900	9,313
	Lao Feng Xiang Co. Ltd. Class B	2,566,545	9,247
	Grand Pharmaceutical Group Ltd.	17,046,710	9,245
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,184,940	9,238
	Sichuan Chuantou Energy Co. Ltd. Class A	4,211,076	9,220
	Orient Securities Co. Ltd. Class A	6,853,071	9,213
	Weibo Corp. ADR	937,857	9,210
	China Reinsurance Group Corp. Class H	88,176,940	9,205
*,2	EHang Holdings Ltd. ADR	539,778	9,171
	IEIT Systems Co. Ltd. Class A	1,274,150	9,144
	GD Power Development Co. Ltd. Class A	15,765,431	9,129
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,058,139	9,065

		Shares	Market Value ($000)
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,725,008	9,014
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	439,800	9,003
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,475,976	8,997
*,1,2	Weimob Inc.	29,995,000	8,917
	Shengyi Technology Co. Ltd. Class A	2,154,356	8,897
	Haitong Securities Co. Ltd. Class A	6,081,029	8,886
	Anhui Expressway Co. Ltd. Class H	6,510,097	8,860
[2]	JinkoSolar Holding Co. Ltd. ADR	424,295	8,813
	COSCO SHIPPING Ports Ltd.	15,107,359	8,741
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,231,865	8,647
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,044,514	8,638
	Yankuang Energy Group Co. Ltd. Class A	4,654,387	8,634
	Tianli International Holdings Ltd.	16,626,741	8,625
	Greentown Service Group Co. Ltd.	18,477,032	8,611
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,770,831	8,480
	JCET Group Co. Ltd. Class A	1,569,295	8,429
	Satellite Chemical Co. Ltd. Class A	3,046,562	8,426
	Zhejiang Juhua Co. Ltd. Class A	2,369,602	8,422
*	Nine Dragons Paper Holdings Ltd.	20,703,910	8,416
	Zhejiang NHU Co. Ltd. Class A	2,704,486	8,400
*,1,3	New Horizon Health Ltd.	4,595,000	8,339
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,379,200	8,319
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,454,000	8,305
*	Beijing Capital International Airport Co. Ltd. Class H	22,562,447	8,237
[2]	Flat Glass Group Co. Ltd. Class H	5,546,000	8,214
[1]	BAIC Motor Corp. Ltd. Class H	28,905,593	8,149
	Everbright Securities Co. Ltd. Class A	3,477,220	8,138
*	Hainan Airlines Holding Co. Ltd. Class A	36,158,000	8,129
	Shanghai Industrial Holdings Ltd.	5,558,289	8,083
*	DPC Dash Ltd.	793,700	8,079
	Founder Securities Co. Ltd. Class A	7,445,703	8,033
	China Zheshang Bank Co. Ltd. Class H	27,744,000	8,027
	China Construction Bank Corp. Class A	6,746,210	7,939
	CMOC Group Ltd. Class A	7,889,923	7,922
*	Air China Ltd. Class A	7,658,275	7,897
	China Water Affairs Group Ltd.	13,646,149	7,889
	Tianneng Power International Ltd.	8,150,156	7,840
*	ANE Cayman Inc.	8,481,500	7,838
	Zhongjin Gold Corp. Ltd. Class A	4,257,183	7,800
*	Shanghai Electric Group Co. Ltd. Class A	7,785,430	7,794
	Yutong Bus Co. Ltd. Class A	1,983,214	7,794
	Metallurgical Corp. of China Ltd. Class H	39,658,885	7,766
*	China Traditional Chinese Medicine Holdings Co. Ltd.	31,636,802	7,759
*	China Vanke Co. Ltd. Class A	7,657,267	7,712
	China Tobacco International HK Co. Ltd.	2,126,000	7,673
	TBEA Co. Ltd. Class A	4,648,575	7,664
	Shanghai International Port Group Co. Ltd. Class A	9,402,334	7,654
*	Seazen Group Ltd.	34,060,101	7,569
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,939,815	7,564
	TCL Electronics Holdings Ltd.	8,625,329	7,563
[1]	Blue Moon Group Holdings Ltd.	17,320,000	7,549
*	China Southern Airlines Co. Ltd. Class A	8,808,011	7,507
	Shenzhen Expressway Corp. Ltd. Class H	8,825,170	7,451
	SSY Group Ltd.	18,211,775	7,404
	Lingyi iTech Guangdong Co. Class A	6,279,000	7,385
	Huadong Medicine Co. Ltd. Class A	1,532,947	7,370
	Anhui Gujing Distillery Co. Ltd. Class A	318,781	7,329
*,1	Hygeia Healthcare Holdings Co. Ltd.	4,472,684	7,327
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,728,363	7,320
	Shougang Fushan Resources Group Ltd.	23,863,800	7,307
	ENN Natural Gas Co. Ltd. Class A	2,576,100	7,261
	Yunnan Aluminium Co. Ltd. Class A	3,165,052	7,239
	Datang International Power Generation Co. Ltd. Class H	41,806,046	7,204
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	7,143
	Sany Heavy Equipment International Holdings Co. Ltd.	10,998,954	7,141
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,541,600	7,140
	China International Marine Containers Group Co. Ltd. Class H	10,151,866	7,137
	Sanan Optoelectronics Co. Ltd. Class A	4,504,042	7,132
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,751,000	7,081
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,404,699	7,081

		Shares	Market Value ($000)
	CIMC Enric Holdings Ltd.	7,835,019	7,073
	Sieyuan Electric Co. Ltd. Class A	633,940	7,061
*,1	InnoCare Pharma Ltd.	9,908,000	7,044
[1]	Simcere Pharmaceutical Group Ltd.	7,963,000	7,011
	BOE Technology Group Co. Ltd. Class B	19,019,441	6,988
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,143,203	6,977
	Great Wall Motor Co. Ltd. Class A	2,024,700	6,959
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	44,650,131	6,957
*,2	China Eastern Airlines Corp. Ltd. Class H	21,635,558	6,955
	Bank of Chongqing Co. Ltd. Class H	8,983,566	6,903
	China Merchants Energy Shipping Co. Ltd. Class A	7,198,203	6,880
	Gushengtang Holdings Ltd.	1,955,300	6,864
	China Everbright Ltd.	10,916,100	6,862
	Sinopec Kantons Holdings Ltd.	12,196,075	6,849
*,2	ZEEKR Intelligent Technology Holding Ltd. ADR	260,231	6,802
	Fu Shou Yuan International Group Ltd.	12,283,913	6,769
*,1	Mobvista Inc.	7,311,000	6,738
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,232,723	6,692
	Beijing New Building Materials plc Class A	1,548,397	6,689
	Guosen Securities Co. Ltd. Class A	4,692,062	6,688
*,2	Canadian Solar Inc.	647,446	6,675
*	China Eastern Airlines Corp. Ltd. Class A	12,460,826	6,670
	Huaneng Lancang River Hydropower Inc. Class A	5,335,500	6,648
[1,2]	Pharmaron Beijing Co. Ltd. Class H	3,609,523	6,603
	Suzhou TFC Optical Communication Co. Ltd. Class A	474,892	6,599
*,1	Luye Pharma Group Ltd.	24,591,956	6,582
	Industrial Securities Co. Ltd. Class A	7,975,451	6,582
*,1	Legend Holdings Corp. Class H	6,933,114	6,554
	Goldwind Science & Technology Co. Ltd. Class H	9,339,890	6,546
	Poly Property Services Co. Ltd. Class H	1,851,400	6,531
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,083,177	6,512
	China BlueChemical Ltd. Class H	23,196,568	6,505
	China Coal Energy Co. Ltd. Class A	4,116,462	6,490
	Huayu Automotive Systems Co. Ltd. Class A	2,798,393	6,488
	Huizhou Desay Sv Automotive Co. Ltd. Class A	432,300	6,480
	Mango Excellent Media Co. Ltd. Class A	1,683,529	6,465
	COSCO SHIPPING Development Co. Ltd. Class H	47,976,927	6,385
*,1	Evergrande Property Services Group Ltd.	66,889,500	6,365
	China Energy Engineering Corp. Ltd. Class H	51,412,211	6,287
	Zhejiang Dahua Technology Co. Ltd. Class A	2,999,613	6,287
	Beijing Tong Ren Tang Co. Ltd. Class A	1,227,694	6,261
	Consun Pharmaceutical Group Ltd.	6,184,000	6,256
	Ganfeng Lithium Group Co. Ltd. Class A	1,357,940	6,206
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,113,422	6,173
	Isoftstone Information Technology Group Co. Ltd. Class A	834,600	6,170
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,215,905	6,157
	Hundsun Technologies Inc. Class A	1,708,039	6,141
	Towngas Smart Energy Co. Ltd.	15,705,000	6,100
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,508,509	6,096
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,853,488	6,082
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	6,033
	Spring Airlines Co. Ltd. Class A	811,136	6,030
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	737,171	6,026
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,699,413	6,009
	Ningbo Deye Technology Co. Ltd. Class A	512,883	6,001
*	DingDong Cayman Ltd. ADR	1,758,766	5,980
	Sailun Group Co. Ltd. Class A	2,823,475	5,970
	Tianqi Lithium Corp. Class A	1,412,040	5,965
	JNBY Design Ltd.	2,813,500	5,949
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,023,764	5,935
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,008,343	5,912
*	COFCO Joycome Foods Ltd.	33,375,000	5,896
[1,2]	Ping An Healthcare & Technology Co. Ltd.	7,445,195	5,880
	Tsingtao Brewery Co. Ltd. Class A	608,413	5,850
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,597,825	5,849
	Digital China Holdings Ltd.	15,709,894	5,841
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,101,297	5,840
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	5,837
*	Canaan Inc. ADR	2,802,867	5,802
	China Education Group Holdings Ltd.	13,089,724	5,791

		Shares	Market Value ($000)
	Shanjin International Gold Co. Ltd. Class A	2,485,333	5,789
*	Yonghui Superstores Co. Ltd. Class A	7,655,535	5,778
	Lonking Holdings Ltd.	26,451,868	5,749
	Livzon Pharmaceutical Group Inc. Class H	1,697,253	5,749
	Hengli Petrochemical Co. Ltd. Class A	2,780,450	5,748
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,970,999	5,743
	National Silicon Industry Group Co. Ltd. Class A	2,329,456	5,743
	Yealink Network Technology Corp. Ltd. Class A	1,005,146	5,703
*,1,2	Maoyan Entertainment	5,109,600	5,679
[1,2]	ZJLD Group Inc.	6,602,000	5,670
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,344,100	5,667
	Eastroc Beverage Group Co. Ltd. Class A	168,286	5,639
	China Jushi Co. Ltd. Class A	3,577,658	5,586
*	CCOOP Group Co. Ltd. Class A	15,589,200	5,583
*	Loongson Technology Corp. Ltd. Class A	343,897	5,572
	Tong Ren Tang Technologies Co. Ltd. Class H	8,853,132	5,558
[1]	Orient Securities Co. Ltd. Class H	8,567,600	5,545
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	19,817,600	5,541
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	5,540
	Sun Art Retail Group Ltd.	25,219,500	5,516
	LB Group Co. Ltd. Class A	2,194,367	5,500
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,915,527	5,494
	Canvest Environmental Protection Group Co. Ltd.	9,010,840	5,488
	Yunnan Yuntianhua Co. Ltd. Class A	1,724,230	5,487
*	Zhongyu Energy Holdings Ltd.	9,535,000	5,482
	China Resources Building Materials Technology Holdings Ltd.	28,271,076	5,476
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,957,009	5,463
[1]	Genertec Universal Medical Group Co. Ltd.	8,822,668	5,452
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	5,433
[2]	Lufax Holding Ltd. ADR	2,341,388	5,409
	Wingtech Technology Co. Ltd. Class A	1,159,831	5,389
	Kunlun Tech Co. Ltd. Class A	1,050,087	5,368
*	China Greatwall Technology Group Co. Ltd. Class A	2,984,888	5,364
	Jinko Solar Co. Ltd. Class A	6,354,723	5,340
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	5,320
	Shenergy Co. Ltd. Class A	4,420,059	5,303
	Hangzhou Tigermed Consulting Co. Ltd. Class A	782,849	5,300
	Lee & Man Paper Manufacturing Ltd.	18,361,000	5,288
	People's Insurance Co. Group of China Ltd. Class A	5,341,199	5,284
	China Lesso Group Holdings Ltd.	12,106,317	5,276
[1]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	5,262
	Dongfang Electric Corp. Ltd. Class A	2,546,011	5,248
*	Newborn Town Inc.	8,605,729	5,243
	Huagong Tech Co. Ltd. Class A	963,300	5,232
	West China Cement Ltd.	27,668,438	5,230
	Western Mining Co. Ltd. Class A	2,163,200	5,219
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,810,721	5,212
	NetDragon Websoft Holdings Ltd.	3,987,638	5,196
	Bestechnic Shanghai Co. Ltd. Class A	94,818	5,190
	Guangdong Provincial Expressway Development Co. Ltd. Class B	5,002,336	5,188
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	5,176
	Hisense Home Appliances Group Co. Ltd. Class A	1,176,951	5,167
	Metallurgical Corp. of China Ltd. Class A	12,024,443	5,152
	Skyworth Group Ltd.	14,837,212	5,125
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,271,600	5,117
*	Q Technology Group Co. Ltd.	5,111,424	5,115
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,997,100	5,113
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,660,512	5,111
	Dongfang Electric Corp. Ltd. Class H	4,406,613	5,109
*	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	5,094
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,965,865	5,074
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,302,712	5,058
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	5,044
	Pharmaron Beijing Co. Ltd. Class A	1,466,108	5,043
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,355,729	5,030
	PAX Global Technology Ltd.	8,152,436	5,019
	SG Micro Corp. Class A	429,963	5,016
*,1	Bairong Inc. Class B	4,684,000	4,981
*	Hopson Development Holdings Ltd.	12,935,093	4,960
	HLA Group Corp. Ltd. Class A	4,080,510	4,948

		Shares	Market Value ($000)
	Beijing Jingneng Clean Energy Co. Ltd. Class H	20,915,531	4,923
	China Resources Microelectronics Ltd. Class A	781,351	4,920
	Huaneng Power International Inc. Class A	5,527,791	4,909
	JA Solar Technology Co. Ltd. Class A	2,859,620	4,907
	Youngor Fashion Co. Ltd. Class A	4,346,180	4,895
[2]	China Risun Group Ltd.	13,947,000	4,873
	Beijing Roborock Technology Co. Ltd. Class A	153,658	4,867
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	4,853
	China Overseas Grand Oceans Group Ltd.	21,612,142	4,844
	Guanghui Energy Co. Ltd. Class A	5,754,715	4,834
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	4,817
	Hengtong Optic-electric Co. Ltd. Class A	2,227,565	4,815
	SooChow Securities Co. Ltd. Class A	4,633,019	4,815
	Imeik Technology Development Co. Ltd. Class A	203,784	4,801
*	OFILM Group Co. Ltd. Class A	2,951,125	4,799
*,1	China Bohai Bank Co. Ltd. Class H	39,678,990	4,794
*,1,2	Yidu Tech Inc.	7,330,400	4,789
	Changjiang Securities Co. Ltd. Class A	5,439,510	4,788
	Poly Property Group Co. Ltd.	25,405,038	4,783
	Hangzhou GreatStar Industrial Co. Ltd.	1,075,600	4,781
	Wasion Holdings Ltd.	4,818,000	4,776
	Ming Yuan Cloud Group Holdings Ltd.	14,097,000	4,776
	YTO Express Group Co. Ltd. Class A	2,519,806	4,770
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	4,768
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	4,738
	Shoucheng Holdings Ltd.	36,919,211	4,713
*	Lifetech Scientific Corp.	28,197,059	4,712
	BOE Varitronix Ltd.	5,058,813	4,707
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	4,707
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,941,463	4,658
	China Oriental Group Co. Ltd.	31,917,736	4,644
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,337,670	4,641
	AIMA Technology Group Co. Ltd. Class A	789,403	4,626
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,805,151	4,617
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,387,496	4,612
*,2	Fenbi Ltd.	13,979,500	4,605
	Goneo Group Co. Ltd. Class A	467,581	4,597
	Zangge Mining Co. Ltd. Class A	1,076,100	4,577
*	Amlogic Shanghai Co. Ltd. Class A	392,642	4,568
*,2	Xinte Energy Co. Ltd. Class H	4,854,400	4,551
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,079,436	4,529
	Gotion High-tech Co. Ltd. Class A	1,580,969	4,514
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,249,100	4,513
	Maxscend Microelectronics Co. Ltd. Class A	415,297	4,502
	Sichuan Changhong Electric Co. Ltd. Class A	3,789,438	4,502
	SUPCON Technology Co. Ltd. Class A	645,354	4,487
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	4,483
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	245,518	4,460
	CSG Holding Co. Ltd. Class B	17,434,095	4,458
	Guoyuan Securities Co. Ltd. Class A	4,065,099	4,454
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,121,774	4,453
	Trina Solar Co. Ltd. Class A	1,877,546	4,448
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	4,442
	China XD Electric Co. Ltd. Class A	4,414,107	4,441
	Accelink Technologies Co. Ltd. Class A	662,148	4,420
*	Ninestar Corp. Class A	1,256,227	4,418
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	159,811	4,404
*	Yonyou Network Technology Co. Ltd. Class A	2,909,726	4,402
	China Shineway Pharmaceutical Group Ltd.	4,122,885	4,388
	China Modern Dairy Holdings Ltd.	37,495,299	4,384
	Huadian Power International Corp. Ltd. Class A	6,148,440	4,382
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	3,292,014	4,376
[1]	Angelalign Technology Inc.	619,993	4,366
*	China National Software & Service Co. Ltd. Class A	725,358	4,344
	Jiangxi Copper Co. Ltd. Class A	1,481,707	4,340
*	Tianfeng Securities Co. Ltd. Class A	7,646,660	4,332
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,495,662	4,332
	China Yongda Automobiles Services Holdings Ltd.	13,265,652	4,329
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,897,592	4,309
	Weifu High-Technology Group Co. Ltd. Class B	2,560,255	4,301

		Shares	Market Value ($000)
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,695,078	4,289
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	867,615	4,289
	Caitong Securities Co. Ltd. Class A	4,066,065	4,287
	Bank of Changsha Co. Ltd. Class A	3,355,488	4,272
	Avary Holding Shenzhen Co. Ltd. Class A	761,884	4,269
	APT Medical Inc. Class A	81,531	4,257
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	4,237
*	Country Garden Holdings Co. Ltd.	75,749,995	4,229
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,436,402	4,227
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	4,213
*,1	CanSino Biologics Inc. Class H	1,160,400	4,209
	Yuexiu Transport Infrastructure Ltd.	8,894,501	4,206
	Shandong Sun Paper Industry JSC Ltd. Class A	2,174,000	4,190
	Guangshen Railway Co. Ltd. Class H	15,435,093	4,180
	GalaxyCore Inc. Class A	2,176,120	4,165
	Unisplendour Corp. Ltd. Class A	1,185,223	4,146
	Shenzhen Megmeet Electrical Co. Ltd. Class A	477,075	4,141
	Beijing Yanjing Brewery Co. Ltd. Class A	2,633,380	4,119
	Concord New Energy Group Ltd.	67,264,071	4,113
	Western Securities Co. Ltd. Class A	3,891,419	4,108
	CGN New Energy Holdings Co. Ltd.	14,244,000	4,105
*	Gaotu Techedu Inc. ADR	1,870,171	4,096
[1,2]	Jiumaojiu International Holdings Ltd.	12,076,000	4,093
	GEM Co. Ltd. Class A	4,665,240	4,089
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	4,088
	Dongxing Securities Co. Ltd. Class A	2,767,414	4,056
*,2	Adicon Holdings Ltd.	4,535,417	4,054
	Hisense Visual Technology Co. Ltd. Class A	1,238,862	4,048
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	4,031
	China Resources Medical Holdings Co. Ltd.	8,342,289	4,015
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	3,999
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,124,624	3,993
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,349,390	3,989
*	Sohu.com Ltd. ADR	316,869	3,989
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,406,245	3,970
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,457,000	3,967
	Hoshine Silicon Industry Co. Ltd. Class A	553,220	3,965
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,041,144	3,952
*	Angang Steel Co. Ltd. Class H	20,286,652	3,951
	Sihuan Pharmaceutical Holdings Group Ltd.	51,674,595	3,938
	Nanjing Securities Co. Ltd. Class A	3,371,310	3,920
*	FIH Mobile Ltd.	37,926,000	3,908
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	415,501	3,901
[1]	Sunac Services Holdings Ltd.	19,405,903	3,900
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	3,891
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	3,891
	First Capital Securities Co. Ltd. Class A	3,649,420	3,889
*	Yanlord Land Group Ltd.	9,249,260	3,866
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,897,644	3,859
	Tiangong International Co. Ltd.	16,019,224	3,831
	First Tractor Co. Ltd. Class H	4,083,706	3,817
	Huafon Chemical Co. Ltd. Class A	3,413,201	3,811
	Shui On Land Ltd.	45,422,500	3,798
	Hwatsing Technology Co. Ltd. Class A	172,555	3,793
	RoboTechnik Intelligent Technology Co. Ltd. Class A	153,300	3,792
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	3,770
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	2,698,000	3,753
	SDIC Capital Co. Ltd. Class A	3,825,428	3,751
	Sinofert Holdings Ltd.	26,008,032	3,750
	Meihua Holdings Group Co. Ltd. Class A	2,704,300	3,748
	Wuhan Guide Infrared Co. Ltd. Class A	4,156,044	3,748
	Kingnet Network Co. Ltd. Class A	1,947,732	3,746
	Zhejiang Chint Electrics Co. Ltd. Class A	1,226,346	3,745
	Sichuan Expressway Co. Ltd. Class H	8,745,276	3,743
	Huaxin Cement Co. Ltd. Class H	3,842,500	3,729
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	906,153	3,727
[1]	A-Living Smart City Services Co. Ltd.	10,685,913	3,725
	CNGR Advanced Material Co. Ltd. Class A	793,240	3,702
	Angel Yeast Co. Ltd. Class A	771,781	3,687
	China Zheshang Bank Co. Ltd. Class A	9,212,710	3,685

		Shares	Market Value ($000)
*,1	Shanghai Junshi Biosciences Co. Ltd. Class H	2,602,997	3,684
	Jinduicheng Molybdenum Co. Ltd. Class A	2,536,040	3,681
	Xiamen Tungsten Co. Ltd. Class A	1,369,559	3,679
	Shenzhen Goodix Technology Co. Ltd. Class A	336,903	3,677
	Hubei Energy Group Co. Ltd. Class A	5,494,845	3,675
	Kangji Medical Holdings Ltd.	4,440,500	3,673
*	Zhihu Inc. ADR	1,051,251	3,669
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	3,669
	Hunan Valin Steel Co. Ltd. Class A	5,854,000	3,664
	Wintime Energy Group Co. Ltd. Class A	16,965,100	3,654
	Piotech Inc. Class A	185,028	3,652
	Chongqing Rural Commercial Bank Co. Ltd. Class A	4,380,200	3,649
[1]	AsiaInfo Technologies Ltd.	4,974,000	3,640
*	J-Yuan Trust Co. Ltd. Class A	8,019,300	3,634
	Tongkun Group Co. Ltd. Class A	2,202,499	3,628
	Shanghai Baosight Software Co. Ltd. Class A	904,528	3,618
	Wolong Electric Group Co. Ltd. Class A	1,265,033	3,617
*	Shenzhen Infogem Technologies Co. Ltd. Class A	677,080	3,600
	Shanghai Belling Co. Ltd. Class A	718,144	3,591
	Zhejiang Dingli Machinery Co. Ltd. Class A	384,248	3,582
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,135,948	3,580
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,356,700	3,580
	Chervon Holdings Ltd.	1,450,000	3,571
	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	3,567
	Yuexiu REIT	31,134,544	3,566
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	376,173	3,553
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,631,162	3,550
[2]	Tianqi Lithium Corp. Class H	1,218,000	3,542
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,537
	Changchun High-Tech Industry Group Co. Ltd. Class A	274,468	3,528
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,062,200	3,527
	Shenzhen Energy Group Co. Ltd. Class A	4,162,270	3,521
	Espressif Systems Shanghai Co. Ltd. Class A	94,096	3,519
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	3,519
*,1,2	Alphamab Oncology	8,434,000	3,514
	Xiamen Faratronic Co. Ltd. Class A	206,363	3,514
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	3,509
	Jiangsu Yoke Technology Co. Ltd. Class A	422,100	3,488
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,271,677	3,473
*	New Hope Liuhe Co. Ltd. Class A	2,888,345	3,466
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,920,336	3,459
	Bethel Automotive Safety Systems Co. Ltd. Class A	547,288	3,455
	China Foods Ltd.	10,039,153	3,450
*,1	Remegen Co. Ltd. Class H	2,008,000	3,445
	Harbin Electric Co. Ltd. Class H	8,431,875	3,441
*	Shengyi Electronics Co. Ltd. Class A	682,303	3,434
	Liaoning Port Co. Ltd. Class A	15,634,408	3,427
	Beijing Enlight Media Co. Ltd. Class A	2,579,403	3,394
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	3,394
	Juneyao Airlines Co. Ltd. Class A	1,848,069	3,378
*	Guosheng Financial Holding Inc. Class A	1,795,092	3,357
	Southwest Securities Co. Ltd. Class A	5,559,687	3,353
	All Winner Technology Co. Ltd. Class A	512,430	3,350
	CNPC Capital Co. Ltd. Class A	3,693,491	3,342
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	3,339
	Western Superconducting Technologies Co. Ltd. Class A	564,445	3,338
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,001,500	3,336
	Ingenic Semiconductor Co. Ltd. Class A	372,616	3,327
*	Hubei Dinglong Co. Ltd. Class A	930,908	3,323
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,087,201	3,319
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,326,688	3,317
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,132,607	3,315
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	3,313
[1]	Qingdao Port International Co. Ltd. Class H	4,252,915	3,309
	Xuji Electric Co. Ltd. Class A	889,400	3,308
	Shenzhen Envicool Technology Co. Ltd. Class A	586,599	3,304
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	3,303
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	3,298
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	3,287
*	Pacific Securities Co. Ltd. Class A	6,069,255	3,282

		Shares	Market Value ($000)
	Oriental Pearl Group Co. Ltd. Class A	3,203,389	3,277
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	3,276
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,923	3,259
*,3	China Dili Group	38,445,940	3,257
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,634,729	3,255
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	3,251
	Livzon Pharmaceutical Group Inc. Class A	646,481	3,249
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	153,747	3,246
	Rockchip Electronics Co. Ltd. Class A	141,900	3,243
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	3,238
	Chongqing Brewery Co. Ltd. Class A	423,051	3,237
*	Wanda Film Holding Co. Ltd. Class A	2,128,450	3,236
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,070,450	3,234
	Sinomine Resource Group Co. Ltd. Class A	618,772	3,233
	Qingdao Port International Co. Ltd. Class A	2,530,600	3,232
	Empyrean Technology Co. Ltd. Class A	219,800	3,227
	CNOOC Energy Technology & Services Ltd. Class A	5,575,300	3,226
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	3,208
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	3,199
	Qingdao Sentury Tire Co. Ltd. Class A	923,600	3,198
*,1,2	Haichang Ocean Park Holdings Ltd.	44,352,000	3,197
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	3,196
	Ecovacs Robotics Co. Ltd. Class A	540,487	3,189
	Yunnan Copper Co. Ltd. Class A	1,806,500	3,187
	Sunresin New Materials Co. Ltd. Class A	468,748	3,186
	Zheshang Securities Co. Ltd. Class A	2,033,700	3,173
	Eastern Air Logistics Co. Ltd. Class A	1,399,391	3,166
	Shenzhen Sunway Communication Co. Ltd. Class A	956,949	3,165
	Geovis Technology Co. Ltd. Class A	466,143	3,158
*	ASR Microelectronics Co. Ltd. Class A	327,845	3,150
	Shenzhen Kinwong Electronic Co. Ltd. Class A	658,556	3,136
	Sinolink Securities Co. Ltd. Class A	2,754,400	3,134
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	3,123
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	3,122
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	3,120
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	3,118
	Zhejiang Supor Co. Ltd. Class A	425,319	3,116
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,113
	Minmetals Capital Co. Ltd. Class A	3,758,160	3,112
*	Biwin Storage Technology Co. Ltd. Class A	376,180	3,108
	Yunnan Tin Co. Ltd. Class A	1,549,599	3,106
	Wangsu Science & Technology Co. Ltd. Class A	2,149,657	3,105
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	3,100
	Shenzhen Investment Ltd.	29,630,949	3,088
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	3,085
	TangShan Port Group Co. Ltd. Class A	4,944,583	3,083
	Ningbo Zhoushan Port Co. Ltd. Class A	6,137,963	3,079
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,779,772	3,077
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	504,900	3,071
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	3,069
	Thunder Software Technology Co. Ltd. Class A	355,227	3,064
[1]	AK Medical Holdings Ltd.	5,285,000	3,062
	Offshore Oil Engineering Co. Ltd. Class A	4,103,670	3,046
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	7,008,675	3,045
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,425,020	3,044
	Ningbo Joyson Electronic Corp. Class A	1,291,666	3,044
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	3,036
*	Lifan Technology Group Co. Ltd. Class A	3,544,700	3,034
	Shanxi Securities Co. Ltd. Class A	3,648,120	3,034
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	3,033
[1]	Zhou Hei Ya International Holdings Co. Ltd.	13,795,904	3,031
	Electric Connector Technology Co. Ltd. Class A	358,005	3,027
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,412,947	3,024
	People.cn Co. Ltd. Class A	980,094	3,024
	Fibocom Wireless Inc. Class A	725,346	3,022
*,1,2	JS Global Lifestyle Co. Ltd.	12,817,500	3,014
	Shenzhen Longsys Electronics Co. Ltd. Class A	260,900	3,010
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	442,757	2,998
	Shandong Hi-speed Co. Ltd. Class A	2,150,754	2,994
	Cathay Biotech Inc. Class A	490,452	2,991

		Shares	Market Value ($000)
	Guolian Securities Co. Ltd. Class A	1,966,900	2,982
	Leo Group Co. Ltd. Class A	5,976,111	2,977
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	444,276	2,970
	Jiangsu Yangnong Chemical Co. Ltd. Class A	386,100	2,968
*	BeiGene Ltd. Class A	112,575	2,966
	Shenzhen MTC Co. Ltd. Class A	4,004,555	2,964
*	Hainan Meilan International Airport Co. Ltd. Class H	2,912,000	2,959
	Giant Network Group Co. Ltd. Class A	1,687,300	2,959
	JCHX Mining Management Co. Ltd. Class A	535,369	2,951
	Guangshen Railway Co. Ltd. Class A	6,401,834	2,951
	Xiamen C & D Inc. Class A	2,227,700	2,949
	Yunnan Energy New Material Co. Ltd. Class A	735,435	2,938
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,935
	Huangshan Tourism Development Co. Ltd. Class B	3,821,003	2,924
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,922
*	Nexchip Semiconductor Corp. Class A	906,421	2,919
	Bank of Chengdu Co. Ltd. Class A	1,230,600	2,919
	Raytron Technology Co. Ltd. Class A	423,045	2,915
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	2,915
*	Hytera Communications Corp. Ltd. Class A	1,706,265	2,912
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,749,539	2,908
	Guangzhou Haige Communications Group Inc. Co. Class A	2,036,847	2,903
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	2,897
	China Film Co. Ltd. Class A	1,811,605	2,897
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,105,538	2,886
	China National Medicines Corp. Ltd. Class A	648,138	2,885
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	2,884
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,880
*,1,3	Venus MedTech Hangzhou Inc. Class H	3,983,500	2,873
	Guobo Electronics Co. Ltd. Class A	461,927	2,871
	Hangcha Group Co. Ltd. Class A	1,077,412	2,860
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	2,849
	Glarun Technology Co. Ltd. Class A	1,088,707	2,848
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	948,300	2,846
	DHC Software Co. Ltd. Class A	2,893,900	2,846
	Anjoy Foods Group Co. Ltd. Class A	272,798	2,844
	Beijing Shougang Co. Ltd. Class A	6,816,561	2,841
	Shaanxi Energy Investment Co. Ltd. Class A	2,226,167	2,838
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,835
	Sinoma International Engineering Co. Class A	2,143,272	2,829
	Goldwind Science & Technology Co. Ltd. Class A	2,129,426	2,823
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	582,484	2,822
	Shennan Circuits Co. Ltd. Class A	155,817	2,818
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	838,224	2,817
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	2,811
	ACM Research Shanghai Inc. Class A	207,189	2,808
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,362,567	2,807
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,866,165	2,806
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,804
	Weihai Guangwei Composites Co. Ltd. Class A	666,477	2,801
*	SICC Co. Ltd. Class A	350,128	2,783
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	2,781
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	2,778
	Loncin Motor Co. Ltd. Class A	1,978,850	2,773
	Digital China Group Co. Ltd. Class A	611,901	2,770
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,131,813	2,767
	Sealand Securities Co. Ltd. Class A	5,005,395	2,763
	Shanghai Electric Power Co. Ltd. Class A	2,295,623	2,761
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	2,760
*	Seazen Holdings Co. Ltd. Class A	1,767,273	2,754
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	7,236,200	2,748
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	102,944	2,748
	China Baoan Group Co. Ltd. Class A	2,396,736	2,748
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,462,669	2,747
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,448,132	2,745
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,742
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,738
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,539,700	2,735
	BBMG Corp. Class H	29,480,781	2,732
	AVICOPTER plc Class A	547,502	2,728

		Shares	Market Value ($000)
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,188,971	2,726
	Newland Digital Technology Co. Ltd. Class A	989,273	2,714
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	2,711
	Winner Medical Co. Ltd. Class A	482,305	2,701
	Huali Industrial Group Co. Ltd. Class A	261,900	2,696
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	2,693
	Jiangsu Financial Leasing Co. Ltd. Class A	3,680,790	2,692
	COFCO Capital Holdings Co. Ltd. Class A	1,524,857	2,690
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,683
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,574,400	2,683
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	3,795,744	2,680
	Haohua Chemical Science & Technology Co. Ltd. Class A	685,070	2,670
	Arcsoft Corp. Ltd. Class A	390,648	2,659
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	2,659
*,1	AInnovation Technology Group Co. Ltd.	3,542,900	2,658
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	523,730	2,656
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	993,793	2,655
	DBG Technology Co. Ltd. Class A	709,280	2,654
	Hangzhou First Applied Material Co. Ltd. Class A	1,318,036	2,652
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,128,135	2,648
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	2,646
	Sinoma Science & Technology Co. Ltd. Class A	1,572,839	2,642
	Huaan Securities Co. Ltd. Class A	3,398,241	2,634
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,633
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	760,575	2,632
[1]	Linklogis Inc. Class B	13,309,500	2,626
	Qilu Bank Co. Ltd. Class A	3,291,300	2,626
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,625
	Hualan Biological Engineering Inc. Class A	1,200,523	2,621
	Flat Glass Group Co. Ltd. Class A	991,700	2,619
	Hunan Gold Corp. Ltd. Class A	1,094,840	2,619
	China Lilang Ltd.	5,092,865	2,618
	State Grid Yingda Co. Ltd. Class A	3,728,647	2,614
*	QuantumCTek Co. Ltd. Class A	72,681	2,609
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,011,412	2,606
	Skshu Paint Co. Ltd. Class A	441,067	2,599
	China Railway Signal & Communication Corp. Ltd. Class A	3,232,773	2,599
*	NavInfo Co. Ltd. Class A	2,159,087	2,589
	Chengdu Xingrong Environment Co. Ltd. Class A	2,558,600	2,580
	Shenzhen SC New Energy Technology Corp. Class A	290,370	2,580
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,938,856	2,576
	Han's Laser Technology Industry Group Co. Ltd. Class A	725,123	2,568
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,613,721	2,565
*	Youdao Inc. ADR	318,352	2,563
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	198,100	2,554
	Sharetronic Data Technology Co. Ltd. Class A	201,800	2,550
	Andon Health Co. Ltd. Class A	465,756	2,549
	Jafron Biomedical Co. Ltd. Class A	688,160	2,549
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	2,541
	CECEP Wind-Power Corp. Class A	6,106,510	2,536
	Central China Securities Co. Ltd. Class H	12,476,000	2,531
	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	2,530
	Beijing United Information Technology Co. Ltd. Class A	704,729	2,528
*,2	Yeahka Ltd.	2,395,200	2,521
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	794,996	2,520
[1]	Medlive Technology Co. Ltd.	2,238,000	2,514
	Tian Lun Gas Holdings Ltd.	5,568,500	2,511
	Shanghai United Imaging Healthcare Co. Ltd. Class A	145,653	2,504
	Tian Di Science & Technology Co. Ltd. Class A	3,023,039	2,503
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,375,325	2,502
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,495
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	2,493
	Shenghe Resources Holding Co. Ltd. Class A	1,693,030	2,493
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	123,191	2,491
	Xinyi Energy Holdings Ltd.	24,452,600	2,487
*	Talkweb Information System Co. Ltd. Class A	1,070,156	2,481
	Guangzhou Development Group Inc. Class A	2,884,471	2,478
*	Quzhou Xin'an Development Co. Ltd. Class A	6,214,954	2,475
*	Orbbee Inc. Class A	341,761	2,471
	Baiyin Nonferrous Group Co. Ltd. Class A	6,385,400	2,466

		Shares	Market Value ($000)
	Olympic Circuit Technology Co. Ltd. Class A	551,900	2,465
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	2,464
*	Bohai Leasing Co. Ltd. Class A	4,971,100	2,447
	Ginlong Technologies Co. Ltd. Class A	348,275	2,443
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	2,440
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	2,437
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,433
	Chengdu Hi-tech Development Co. Ltd. Class A	324,800	2,428
	Grandblue Environment Co. Ltd. Class A	774,060	2,427
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	2,787,422	2,415
	By-health Co. Ltd. Class A	1,553,906	2,414
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,409
	Range Intelligent Computing Technology Group Co. Ltd. Class A	290,600	2,404
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	2,402
	Gemdale Properties & Investment Corp. Ltd.	68,852,000	2,398
	Zhejiang Longsheng Group Co. Ltd. Class A	1,790,750	2,389
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	350,522	2,386
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	387,100	2,386
*	Fulin Precision Co. Ltd. Class A	1,054,400	2,386
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,384
	Capital Securities Co. Ltd. Class A	873,500	2,383
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	563,829	2,374
	Hesteel Co. Ltd. Class A	8,004,983	2,373
	Xinjiang Daqo New Energy Co. Ltd. Class A	802,813	2,370
	China Great Wall Securities Co. Ltd. Class A	2,214,000	2,369
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	2,367
	StarPower Semiconductor Ltd. Class A	203,700	2,366
	Asymchem Laboratories Tianjin Co. Ltd. Class A	229,605	2,365
	Wanxiang Qianchao Co. Ltd. Class A	2,837,279	2,364
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,363
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	2,361
*	Oriental Energy Co. Ltd. Class A	1,745,621	2,361
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	2,358
	Huaxi Securities Co. Ltd. Class A	2,120,800	2,356
	Jizhong Energy Resources Co. Ltd. Class A	2,834,507	2,356
	Health & Happiness H&H International Holdings Ltd.	2,239,951	2,352
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,656,680	2,338
	COSCO SHIPPING Development Co. Ltd. Class A	6,942,676	2,335
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	2,329
	Shenzhen Topband Co. Ltd. Class A	1,179,400	2,329
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	2,329
	Huaqin Technology Co. Ltd. Class A	225,960	2,326
	First Tractor Co. Ltd. Class A	1,186,189	2,323
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,317
	Beijing Shiji Information Technology Co. Ltd. Class A	2,552,233	2,313
	Fujian Sunner Development Co. Ltd. Class A	1,185,614	2,311
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,308
	Huaxin Cement Co. Ltd. Class A	1,354,664	2,302
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	596,899	2,291
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	2,290
	Intco Medical Technology Co. Ltd. Class A	609,870	2,290
	Hainan Jinpan Smart Technology Co. Ltd. Class A	415,898	2,287
[1]	Everbright Securities Co. Ltd. Class H	2,336,200	2,283
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,491,950	2,283
*,3	Jinke Smart Services Group Co. Ltd. Class H	2,573,700	2,282
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,279
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,277
	China World Trade Center Co. Ltd. Class A	660,935	2,277
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	2,267
	Hua Hong Semiconductor Ltd. Class A	356,995	2,267
	China Wafer Level CSP Co. Ltd. Class A	584,639	2,265
	INESA Intelligent Tech Inc. Class A	1,201,790	2,261
	Northeast Securities Co. Ltd. Class A	2,132,658	2,257
	YongXing Special Materials Technology Co. Ltd. Class A	421,678	2,249
	INESA Intelligent Tech Inc. Class B	3,511,519	2,246
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	2,245
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,244
*	COL Group Co. Ltd. Class A	661,800	2,241
	Shanghai Haixin Group Co. Class B	7,814,763	2,240
*,2	Dada Nexus Ltd. ADR	1,231,023	2,240

		Shares	Market Value ($000)
	Autohome Inc. Class A	319,568	2,220
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	629,800	2,218
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	385,717	2,218
	Shaanxi International Trust Co. Ltd. Class A	4,523,107	2,217
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,242,100	2,216
*	Shanghai DZH Ltd. Class A	1,945,300	2,210
	Bloomage Biotechnology Corp. Ltd. Class A	329,468	2,203
	AVIC Chengdu UAS Co. Ltd. Class A	430,718	2,202
	Zhefu Holding Group Co. Ltd. Class A	5,323,890	2,202
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	2,198
	Anker Innovations Technology Co. Ltd. Class A	145,860	2,191
	Topchoice Medical Corp. Class A	385,591	2,186
	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,184
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	2,179
*	Beiqi Foton Motor Co. Ltd. Class A	6,739,585	2,178
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	2,174
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,507,734	2,173
	Bank of Guiyang Co. Ltd. Class A	2,664,627	2,172
	Focus Technology Co. Ltd. Class A	310,120	2,168
	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	2,165
	FAW Jiefang Group Co. Ltd. Class A	1,995,443	2,164
	Shanghai Construction Group Co. Ltd. Class A	6,273,773	2,157
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	2,156
	Jiangsu Expressway Co. Ltd. Class A	1,062,098	2,156
	Shanghai Stonehill Technology Co. Ltd. Class A	3,812,727	2,148
	Hexing Electrical Co. Ltd. Class A	411,689	2,147
	Canmax Technologies Co. Ltd. Class A	712,075	2,144
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,803,629	2,143
	IKD Co. Ltd. Class A	876,400	2,142
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,138
*	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,136
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	2,136
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,754,836	2,128
*	Nanjing Tanker Corp. Class A	4,814,880	2,120
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	2,114
	STO Express Co. Ltd. Class A	1,436,275	2,110
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	364,100	2,105
	Shede Spirits Co. Ltd. Class A	283,552	2,100
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	2,094
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	2,093
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	244,076	2,086
	Gemdale Corp. Class A	3,285,908	2,080
	Shenzhen Gas Corp. Ltd. Class A	2,272,203	2,080
	Skyverse Technology Co. Ltd. Class A	168,225	2,079
*	Agile Group Holdings Ltd.	25,851,226	2,077
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,072
	Sichuan New Energy Power Co. Ltd. Class A	1,366,478	2,070
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	2,070
*	Sinopec Oilfield Service Corp. Class A	7,643,000	2,064
*	Qi An Xin Technology Group Inc. Class A	594,720	2,064
	An Hui Wenergy Co. Ltd. Class A	2,080,734	2,063
*	Sensteed Hi-tech Group Class A	7,345,400	2,062
	Zhejiang Hailiang Co. Ltd. Class A	1,413,416	2,062
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	108,993	2,059
	Anhui Yingliu Electromechanical Co. Ltd. Class A	666,680	2,059
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	2,053
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	2,052
	Sichuan Huafeng Technology Co. Ltd. Class A	389,917	2,050
*	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	2,048
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	2,045
	CSSC Science & Technology Co. Ltd. Class A	1,237,900	2,041
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,039
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	2,037
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,035
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	2,029
	Keda Industrial Group Co. Ltd. Class A	1,814,900	2,029
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	2,025
	Wuhan Jingce Electronic Group Co. Ltd. Class A	253,953	2,022
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	2,017
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,261,083	2,016

		Shares	Market Value ($000)
	CSI Solar Co. Ltd. Class A	1,305,961	2,013
	Hangzhou Lion Microelectronics Co. Ltd. Class A	636,925	2,013
	CGN Power Co. Ltd. Class A	3,949,400	2,009
	Autel Intelligent Technology Corp. Ltd. Class A	371,412	2,002
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	2,000
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,553,556	2,000
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	683,403	2,000
	Willfar Information Technology Co. Ltd. Class A	404,641	1,998
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	1,996
	Bank of Qingdao Co. Ltd. Class A	3,590,600	1,993
	Oppein Home Group Inc. Class A	220,397	1,991
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	1,982
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,971
	Xi'An Shaangu Power Co. Ltd. Class A	1,766,671	1,971
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	1,970
*	SOHO China Ltd.	23,523,530	1,969
	Heilongjiang Agriculture Co. Ltd. Class A	1,002,305	1,969
	Wangfujing Group Co. Ltd. Class A	1,081,293	1,969
	Shanghai Chinafortune Co. Ltd. Class A	1,009,261	1,968
	Liaoning Cheng Da Co. Ltd. Class A	1,459,420	1,965
	Ningbo Shanshan Co. Ltd. Class A	2,043,858	1,962
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,555,459	1,961
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,959
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,955
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	1,954
	Jilin Electric Power Co. Ltd. Class A	2,746,880	1,953
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	357,400	1,952
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	111,835	1,950
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,711,100	1,950
	Konfoong Materials International Co. Ltd. Class A	200,376	1,947
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,058,401	1,946
*	CETC Chips Technology Inc. Class A	1,121,700	1,943
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	1,936
	JiuGui Liquor Co. Ltd. Class A	312,900	1,932
	Eastern Communications Co. Ltd. Class A	1,313,562	1,931
*,1	Red Star Macalline Group Corp. Ltd. Class H	9,956,370	1,930
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	1,930
*,1	Ocumension Therapeutics	3,448,215	1,926
	China Meheco Group Co. Ltd. Class A	1,318,564	1,925
	China Petroleum Engineering Corp. Class A	4,044,500	1,924
	Chinalin Securities Co. Ltd. Class A	924,427	1,922
	Shanghai Huayi Group Co. Ltd. Class B	3,579,335	1,919
	Kingsemi Co. Ltd. Class A	185,209	1,919
	TRS Information Technology Corp. Ltd. Class A	626,800	1,918
*	Founder Technology Group Corp. Class A	2,720,000	1,915
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	1,914
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	753,400	1,913
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	1,910
	Central China Securities Co. Ltd. Class A	3,468,500	1,909
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	1,904
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	1,904
	Zhongtai Securities Co. Ltd. Class A	2,215,700	1,902
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,464,180	1,899
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,896
*	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,891
[1]	China East Education Holdings Ltd.	5,669,500	1,889
	Jiangsu Lihua Foods Group Co. Ltd.	722,700	1,886
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	674,699	1,884
	Baoji Titanium Industry Co. Ltd. Class A	467,500	1,879
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	389,480	1,878
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	428,970	1,876
	Aisino Corp. Class A	1,593,519	1,876
	Wuhu Token Science Co. Ltd. Class A	2,185,083	1,874
	BTG Hotels Group Co. Ltd. Class A	1,013,826	1,870
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,011,997	1,867
	Wuhan Dameng Database Co. Ltd. Class A	36,552	1,866
*	Golden Solar New Energy Technology Holdings Ltd.	7,159,279	1,863
	Suofeiya Home Collection Co. Ltd. Class A	823,278	1,863
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	1,861
	Jiayou International Logistics Co. Ltd. Class A	756,940	1,861

		Shares	Market Value ($000)
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	1,861
	China Kings Resources Group Co. Ltd. Class A	531,834	1,860
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,859
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,857
	Cinda Securities Co. Ltd. Class A	1,008,500	1,856
	Edifier Technology Co. Ltd. Class A	835,300	1,855
*,1	Microport Cardioflow Medtech Corp.	18,651,000	1,854
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,853
	Neway Valve Suzhou Co. Ltd. Class A	488,809	1,852
	Ovctek China Inc. Class A	805,582	1,851
	Advanced Technology & Materials Co. Ltd. Class A	1,160,300	1,846
	Wuxi Taiji Industry Ltd. Co. Class A	1,974,951	1,845
*,2	CMGE Technology Group Ltd.	17,572,000	1,843
	Wondershare Technology Group Co. Ltd. Class A	193,097	1,840
	China Meidong Auto Holdings Ltd.	6,420,521	1,837
	Sinotrans Ltd. Class A	2,501,565	1,833
	Yantai Eddie Precision Machinery Co. Ltd. Class A	772,759	1,831
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	1,831
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	979,247	1,828
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,826
	Hainan Strait Shipping Co. Ltd. Class A	2,100,555	1,824
	China Kepei Education Group Ltd.	9,712,000	1,817
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,814
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	1,813
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	1,809
	CCCC Design & Consulting Group Co. Ltd. Class A	1,537,050	1,807
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	868,923	1,806
	Xianhe Co. Ltd. Class A	601,745	1,804
	Hangzhou EZVIZ Network Co. Ltd. Class A	375,392	1,804
	Venustech Group Inc. Class A	871,300	1,801
	Kidswant Children Products Co. Ltd. Class A	1,017,800	1,800
	Shanghai M&G Stationery Inc. Class A	459,575	1,797
	China National Accord Medicines Corp. Ltd. Class B	1,082,653	1,795
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	1,795
*	Greenland Holdings Corp. Ltd. Class A	7,020,876	1,793
	Beijing Sifang Automation Co. Ltd. Class A	796,339	1,791
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,790
	Anhui Expressway Co. Ltd. Class A	802,100	1,788
	Ningbo Xusheng Group Co. Ltd. Class A	811,263	1,787
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	490,724	1,786
	CETC Cyberspace Security Technology Co. Ltd. Class A	810,573	1,784
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	196,255	1,781
	Jiangsu Azure Corp. Class A	1,053,150	1,781
	Hongta Securities Co. Ltd. Class A	1,638,780	1,780
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	360,668	1,778
	Shandong Humon Smelting Co. Ltd. Class A	1,179,800	1,778
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,772
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,772
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,771
	Taiji Computer Corp. Ltd. Class A	556,906	1,770
	Fujian Funeng Co. Ltd. Class A	1,395,373	1,766
	Eyebright Medical Technology Beijing Co. Ltd. Class A	134,676	1,764
	Beijing Jingneng Power Co. Ltd. Class A	3,696,703	1,764
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	1,757
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,756
	BGI Genomics Co. Ltd. Class A	327,049	1,756
	Lakala Payment Co. Ltd. Class A	718,400	1,755
	Anhui Heli Co. Ltd. Class A	715,915	1,755
	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,753
	Xiangcai Co. Ltd. Class A	1,942,800	1,752
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,749
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	1,747
	Jiangsu Pacific Quartz Co. Ltd. Class A	480,465	1,746
	CECEP Solar Energy Co. Ltd. Class A	2,868,830	1,746
	China Oilfield Services Ltd. Class A	842,700	1,742
*	Greatoo Intelligent Equipment Inc. Class A	2,052,300	1,741
*	Maanshan Iron & Steel Co. Ltd. Class A	3,834,292	1,741
	Kehua Data Co. Ltd. Class A	440,300	1,740
	Visual China Group Co. Ltd. Class A	526,231	1,740
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,739

		Shares	Market Value ($000)
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,739
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	850,200	1,736
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,230,639	1,734
	Yankershop Food Co. Ltd. Class A	235,410	1,733
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	1,731
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,715
	Wuchan Zhongda Group Co. Ltd. Class A	2,601,515	1,710
	G-bits Network Technology Xiamen Co. Ltd. Class A	59,800	1,709
	China Railway Materials Co. Ltd. Class A	4,882,300	1,708
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,296,958	1,700
	Perfect World Co. Ltd. Class A	1,178,410	1,699
	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,699
	Sichuan Yahua Industrial Group Co. Ltd. Class A	933,500	1,697
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,895,655	1,696
	Innuovo Technology Co. Ltd. Class A	1,119,455	1,694
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	784,990	1,693
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	151,351	1,691
*	Tangshan Jidong Cement Co. Ltd. Class A	2,457,177	1,682
[1]	China New Higher Education Group Ltd.	11,465,000	1,678
	Sinocare Inc. Class A	543,300	1,673
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	1,671
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	1,670
	Yusys Technologies Co. Ltd. Class A	618,780	1,670
	China Enterprise Co. Ltd. Class A	4,507,535	1,670
	Zhejiang Yinlun Machinery Co. Ltd. Class A	599,800	1,668
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	827,022	1,666
*	United Nova Technology Co. Ltd. Class A	2,616,718	1,665
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	521,220	1,663
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,663
	Castech Inc. Class A	362,340	1,663
*	Ourpalm Co. Ltd. Class A	2,187,661	1,659
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,474,682	1,654
	CETC Digital Technology Co. Ltd. Class A	526,968	1,650
*	Shandong Hi-Speed New Energy Group Ltd.	7,242,343	1,648
	CMST Development Co. Ltd. Class A	2,022,131	1,647
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,646
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	1,642
	ORG Technology Co. Ltd. Class A	2,362,407	1,641
	Sino-Platinum Metals Co. Ltd. Class A	865,820	1,641
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,639
	Foryou Corp. Class A	400,500	1,637
	Bluestar Adisseo Co. Class A	1,009,941	1,635
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,634
*	Gree Real Estate Co. Ltd. Class A	1,966,420	1,629
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,308,665	1,628
	Neusoft Corp. Class A	1,243,366	1,627
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	5,286,421	1,627
	Beijing BDStar Navigation Co. Ltd. Class A	476,451	1,624
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	1,622
	Sanwei Holding Group Co. Ltd. Class A	900,939	1,621
*	Cinda Real Estate Co. Ltd. Class A	2,756,335	1,621
	Fujian Kuncai Material Technology Co. Ltd. Class A	597,940	1,620
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	1,616
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,319,600	1,614
	Shenzhen Expressway Corp. Ltd. Class A	953,204	1,614
*	Visionox Technology Inc. Class A	1,281,646	1,613
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	1,605
*	Nations Technologies Inc. Class A	521,400	1,601
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,453,250	1,601
	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,600
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,599
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,597
*	Chongqing Iron & Steel Co. Ltd. Class A	8,556,724	1,595
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,593
*	Beijing Shunxin Agriculture Co. Ltd. Class A	668,146	1,590
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	203,700	1,589
	Sany Renewable Energy Co. Ltd. Class A	426,842	1,586
*	Polaris Bay Group Co. Ltd. Class A	1,698,898	1,586
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,584
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,584

		Shares	Market Value ($000)
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	1,583
	Dongfang Electronics Co. Ltd. Class A	1,198,400	1,582
	Tianjin Port Co. Ltd. Class A	2,408,471	1,581
	Sinofibers Technology Co. Ltd. Class A	403,400	1,578
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,165,227	1,578
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,577
	JSTI Group Class A	1,199,857	1,575
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	163,270	1,575
*	Alpha Group Class A	1,167,001	1,574
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,951,800	1,571
*	Antong Holdings Co. Ltd. Class A	4,305,231	1,570
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,569
	Shenzhen Airport Co. Ltd. Class A	1,607,662	1,567
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	163,713	1,567
	Gaona Aero Material Co. Ltd. Class A	761,440	1,566
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	1,563
	CITIC Heavy Industries Co. Ltd. Class A	2,887,879	1,560
	Sai Micro Electronics Inc. Class A	693,440	1,558
	Goke Microelectronics Co. Ltd. Class A	176,849	1,557
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,557
	Sonoscape Medical Corp. Class A	401,567	1,555
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,553
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	107,400	1,552
	China Tianying Inc. Class A	2,471,620	1,552
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,552
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	1,552
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,086,522	1,552
	Do-Fluoride New Materials Co. Ltd. Class A	996,870	1,551
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,549
	Shanghai Awinic Technology Co. Ltd. Class A	155,025	1,549
	Grinm Advanced Materials Co. Ltd. Class A	748,000	1,549
	Shannon Semiconductor Technology Co. Ltd. Class A	401,513	1,545
*	Sinopec Oilfield Service Corp. Class H	17,798,608	1,543
	Chongqing Department Store Co. Ltd. Class A	374,760	1,543
	Wuxi NCE Power Co. Ltd. Class A	347,281	1,543
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	1,542
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,853,241	1,540
*	Henan Zhongfu Industry Co. Ltd. Class A	3,586,700	1,538
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	220,428	1,538
	KPC Pharmaceuticals Inc. Class A	686,896	1,538
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,537
	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,537
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	105,714	1,537
	Giantec Semiconductor Corp. Class A	161,378	1,536
	Sineng Electric Co. Ltd. Class A	289,448	1,535
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	1,533
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	1,532
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	1,531
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,527
	GCL Energy Technology Co. Ltd. Class A	1,499,000	1,527
	Xinxiang Richful Lube Additive Co. Ltd. Class A	231,560	1,523
	Guangdong Electric Power Development Co. Ltd. Class B	5,941,248	1,519
	Sichuan Hexie Shuangma Co. Ltd. Class A	801,412	1,519
	YGSOFT Inc. Class A	1,925,995	1,518
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	1,517
	Hoymiles Power Electronics Inc. Class A	108,567	1,517
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,515
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	397,947	1,515
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,514
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,510
	Bank of Xi'an Co. Ltd. Class A	3,115,300	1,510
*	Maanshan Iron & Steel Co. Ltd. Class H	6,732,000	1,509
	XTC New Energy Materials Xiamen Co. Ltd. Class A	253,488	1,508
	Gansu Energy Chemical Co. Ltd. Class A	4,199,086	1,505
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,501
*	Hwa Create Co. Ltd. Class A	583,500	1,500
	Xi'an Bright Laser Technologies Co. Ltd. Class A	218,032	1,497
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,494
	TianShan Material Co. Ltd. Class A	2,027,120	1,487
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	1,484

		Shares	Market Value ($000)
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	1,483
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	1,479
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	221,081	1,477
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	1,476
	Zhuzhou Kibing Group Co. Ltd. Class A	1,870,714	1,476
	Dajin Heavy Industry Co. Ltd. Class A	538,200	1,474
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,472
[1]	Joinn Laboratories China Co. Ltd. Class H	1,348,463	1,469
	Hunan Zhongke Electric Co. Ltd. Class A	724,000	1,469
	BOC International China Co. Ltd. Class A	1,019,327	1,468
	Caida Securities Co. Ltd. Class A	1,598,300	1,467
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,465
	Zhuhai Huafa Properties Co. Ltd. Class A	1,988,966	1,463
*	JoulWatt Technology Co. Ltd. Class A	343,651	1,462
	Tibet Mineral Development Co. Ltd. Class A	522,300	1,461
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	231,504	1,461
	Shanghai Haohai Biological Technology Co. Ltd. Class A	184,214	1,459
	Hangjin Technology Co. Ltd. Class A	626,350	1,454
	Estun Automation Co. Ltd. Class A	578,674	1,453
	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,452
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,829,397	1,451
	DongFeng Automobile Co. Ltd. Class A	1,575,312	1,451
	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,448
	Jiangxi Ganyue Expressway Co. Ltd. Class A	1,956,000	1,446
	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,446
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,443
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,443
	Dongguan Yiheda Automation Co. Ltd. Class A	416,482	1,442
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	384,040	1,442
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	1,442
	Chengxin Lithium Group Co. Ltd. Class A	818,074	1,439
	Fujian Star-net Communication Co. Ltd. Class A	532,981	1,439
	Xinhuanet Co. Ltd. Class A	452,800	1,437
	Huada Automotive Technology Corp. Ltd. Class A	314,000	1,435
*	Farasis Energy Gan Zhou Co. Ltd. Class A	915,556	1,435
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	1,434
	Jiangsu Shagang Co. Ltd. Class A	1,952,785	1,433
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,056,800	1,432
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	1,432
	Lao Feng Xiang Co. Ltd. Class A	200,700	1,430
	Guocheng Mining Co. Ltd. Class A	870,800	1,430
	Guangdong Aofei Data Technology Co. Ltd. Class A	783,908	1,430
	Shanghai Bailian Group Co. Ltd. Class A	1,062,488	1,430
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	2,081,320	1,428
*	Shenyang Machine Tool Co. Ltd. Class A	1,559,400	1,424
*	Sinocelltech Group Ltd. Class A	287,325	1,423
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	580,150	1,422
	POCO Holding Co. Ltd. Class A	193,280	1,422
	Xiamen ITG Group Corp. Ltd. Class A	1,610,674	1,420
*	Addsino Co. Ltd. Class A	1,497,900	1,420
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,419
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,418
	Hainan Drinda New Energy Technology Co. Ltd. Class A	181,890	1,417
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	232,360	1,414
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,407
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,404
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,403
	Jack Technology Co. Ltd. Class A	309,475	1,399
*	Hybio Pharmaceutical Co. Ltd. Class A	896,391	1,399
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	170,264	1,396
	Advanced Fiber Resources Zhuhai Ltd. Class A	213,555	1,393
	Jiangzhong Pharmaceutical Co. Ltd. Class A	441,100	1,393
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,393
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,391
	CITIC Metal Co. Ltd. Class A	1,386,300	1,389
*,1	Arrail Group Ltd.	4,269,000	1,388
	Southern Publishing & Media Co. Ltd. Class A	624,100	1,387
	Mehow Innovative Ltd. Class A	309,900	1,383
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,383
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,382

		Shares	Market Value ($000)
	North Copper Co. Ltd. Class A	1,088,300	1,381
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	1,380
	China Conch Environment Protection Holdings Ltd.	15,541,828	1,380
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,380
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	1,379
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,793,499	1,378
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,518,429	1,378
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,197,418	1,377
	Far East Smarter Energy Co. Ltd. Class A	2,130,760	1,376
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,374
	Cheng De Lolo Co. Ltd. Class A	1,132,872	1,373
	Laobaixing Pharmacy Chain JSC Class A	634,650	1,373
	Sanquan Food Co. Ltd. Class A	873,620	1,372
	Shengda Resources Co. Ltd. Class A	713,800	1,372
	BBMG Corp. Class A	5,955,693	1,372
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,372
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,371
	Joinn Laboratories China Co. Ltd. Class A	617,124	1,371
	Fujian Longking Co. Ltd. Class A	800,200	1,369
	Shenzhen CECport Technologies Co. Ltd. Class A	508,000	1,366
	Longshine Technology Group Co. Ltd. Class A	975,625	1,365
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	1,363
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,361
*	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,359
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,358
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,355
	Shandong Yulong Gold Co. Ltd. Class A	800,400	1,354
	Baowu Magnesium Technology Co. Ltd. Class A	863,707	1,351
*	Angang Steel Co. Ltd. Class A	4,292,302	1,351
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,350
	Bank of Chongqing Co. Ltd. Class A	1,083,317	1,350
	Dazhong Mining Co. Ltd.	1,151,900	1,348
	Arctech Solar Holding Co. Ltd. Class A	163,228	1,344
	Vanchip Tianjin Technology Co. Ltd. Class A	306,042	1,342
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,339
*	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,338
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	383,649	1,337
	Weaver Network Technology Co. Ltd. Class A	164,100	1,336
	Jingjin Equipment Inc. Class A	575,626	1,336
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,336
	Lingyun Industrial Corp. Ltd. Class A	748,416	1,335
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,334
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,333
	XGD Inc. Class A	441,300	1,330
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,330
*	Vantone Neo Development Group Co. Ltd. Class A	1,751,010	1,327
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,327
	Risen Energy Co. Ltd. Class A	898,500	1,327
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,323
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,321
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	1,320
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,317
	Sansure Biotech Inc. Class A	472,076	1,316
*	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	1,316
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	1,314
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	1,314
	Moon Environment Technology Co. Ltd. Class A	795,284	1,313
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,312
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,311
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,310
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,308
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,308
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	1,306
	Zhongmin Energy Co. Ltd. Class A	1,714,927	1,304
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,303
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	863,467	1,302
	Datang International Power Generation Co. Ltd. Class A	3,433,221	1,299
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,298
	Baimtec Material Co. Ltd. Class A	170,514	1,296
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,295

		Shares	Market Value ($000)
*	Guangdong Golden Dragon Development Inc. Class A	731,400	1,294
	CIG Shanghai Co. Ltd. Class A	234,700	1,292
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	1,290
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,290
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,286
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,285
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,285
[2]	Helens International Holdings Co. Ltd.	4,874,500	1,284
	CIMC Vehicles Group Co. Ltd. Class A	1,008,200	1,284
*	Merit Interactive Co. Ltd. Class A	384,848	1,281
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,277
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	1,275
	iRay Technology Co. Ltd. Class A	90,218	1,272
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,272
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,526,301	1,271
	IReader Technology Co. Ltd. Class A	434,794	1,270
*	Grandjoy Holdings Group Co. Ltd. Class A	3,472,800	1,269
	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,268
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,267
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,266
*	Jushri Technologies Inc. Class A	441,400	1,264
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,263
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	1,262
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,260
	Norinco International Cooperation Ltd. Class A	939,308	1,256
	Sichuan Injet Electric Co. Ltd. Class A	179,400	1,255
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	1,253
	Guizhou Chanhen Chemical Corp. Class A	404,800	1,252
*	Sinochem International Corp. Class A	2,410,916	1,247
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,246
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	1,244
	Shanghai Environment Group Co. Ltd. Class A	1,146,008	1,244
	Kaishan Group Co. Ltd. Class A	934,508	1,243
*	Zotye Automobile Co. Ltd. Class A	4,412,600	1,243
	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	1,242
	Digiwin Co. Ltd.	272,194	1,242
	Wuxi Autowell Technology Co. Ltd. Class A	220,872	1,242
	Chongqing Taiji Industry Group Co. Ltd. Class A	478,800	1,241
	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,240
	YUNDA Holding Group Co. Ltd. Class A	1,190,669	1,238
	China Science Publishing & Media Ltd. Class A	449,100	1,235
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,115,150	1,234
*	Shandong Chenming Paper Holdings Ltd. Class B	11,271,946	1,232
	Sichuan Expressway Co. Ltd. Class A	1,813,610	1,232
	Zhejiang Jingu Co. Ltd. Class A	779,060	1,229
	Jihua Group Corp. Ltd. Class A	3,491,500	1,228
	Wuxi Boton Technology Co. Ltd. Class A	480,204	1,228
	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,226
	Windey Energy Technology Group Co. Ltd. Class A	684,528	1,226
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,226
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,225
*,2	China South City Holdings Ltd.	63,785,258	1,224
	Chengzhi Co. Ltd. Class A	1,199,628	1,224
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,046,351	1,220
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,218
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,218
	Qianhe Condiment & Food Co. Ltd. Class A	755,510	1,215
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	1,215
*	Wonders Information Co. Ltd. Class A	1,233,500	1,214
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,213
	Ningbo Zhenyu Technology Co. Ltd. Class A	72,980	1,212
	Changzhou Fusion New Material Co. Ltd. Class A	177,628	1,212
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	974,471	1,212
*	LianChuang Electronic Technology Co. Ltd. Class A	989,561	1,211
	Archermind Technology Nanjing Co. Ltd. Class A	195,091	1,210
	Huaxia Eye Hospital Group Co. Ltd. Class A	497,500	1,209
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	1,207
*	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,206
	Camel Group Co. Ltd. Class A	1,063,051	1,205
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	289,840	1,204

		Shares	Market Value ($000)
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,614,865	1,204
*	Guoguang Electric Co. Ltd. Class A	480,600	1,203
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,200
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,200
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	1,200
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,199
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,199
*	Shenzhen Baoming Technology Co. Ltd. Class A	148,300	1,199
*	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,199
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	1,197
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,506,900	1,194
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,192
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,191
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,188
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	1,184
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,184
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,183
	Xiamen Kingdomway Group Co. Class A	599,100	1,183
	Zhejiang Wanma Co. Ltd. Class A	1,015,772	1,180
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	1,179
	Xinyu Iron & Steel Co. Ltd. Class A	2,314,000	1,179
	Sangfor Technologies Inc. Class A	143,182	1,179
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,178
	Beijing eGOVA Co. Ltd. Class A	571,612	1,178
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,177
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,176
	Yuanjie Semiconductor Technology Co. Ltd. Class A	58,211	1,176
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,176
	Triumph Science & Technology Co. Ltd. Class A	774,750	1,176
	Hsino Tower Group Co. Ltd. Class A	2,044,000	1,173
	HUYA Inc. ADR	334,865	1,172
*	BOE HC SemiTek Corp.	1,212,450	1,172
	Linktel Technologies Co. Ltd. Class A	104,180	1,171
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	1,170
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	1,169
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	1,168
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,162
	China Bester Group Telecom Co. Ltd. Class A	409,299	1,162
*	Sino-Ocean Group Holding Ltd.	40,891,089	1,160
	City Development Environment Co. Ltd. Class A	654,680	1,160
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	1,160
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,160
	Levima Advanced Materials Corp. Class A	639,500	1,159
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,157
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,157
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,156
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,156
	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,156
	Jiaze Renewables Co. Ltd.	2,495,200	1,154
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	738,600	1,153
*	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	1,153
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,151
	Porton Pharma Solutions Ltd. Class A	527,750	1,150
	Skyworth Digital Co. Ltd. Class A	686,100	1,149
[1]	Midea Real Estate Holding Ltd.	3,044,000	1,145
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,145
	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,145
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	692,454	1,143
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	328,826	1,142
	Shanghai Huayi Group Co. Ltd. Class A	1,222,776	1,140
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,140
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,139
	ZWSOFT Co. Ltd. Guangzhou Class A	95,649	1,137
*	Shenzhen Dynanonic Co. Ltd. Class A	256,032	1,137
	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	1,136
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,436,000	1,136
	Yangling Metron New Material Inc. Class A	436,300	1,133
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	1,131
	Hefei Chipmore Technology Co. Ltd. Class A	729,138	1,130
	Guangdong Tapai Group Co. Ltd. Class A	1,041,936	1,128

		Shares	Market Value ($000)
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	785,400	1,128
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,126
	Beyondsoft Corp. Class A	638,200	1,126
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,125
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,124
	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,123
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,706,976	1,122
	Valiant Co. Ltd. Class A	802,650	1,122
	Solareast Holdings Co. Ltd. Class A	775,159	1,121
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	1,121
	C&S Paper Co. Ltd. Class A	1,224,890	1,120
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	1,119
	Ningxia Building Materials Group Co. Ltd. Class A	594,588	1,117
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	1,116
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,111
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	1,107
	Huafu Fashion Co. Ltd. Class A	1,703,810	1,106
	Huangshan Novel Co. Ltd. Class A	769,699	1,104
	NYOCOR Co. Ltd. Class A	1,483,800	1,103
	Guobang Pharma Ltd. Class A	386,400	1,103
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,102
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,102
	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	1,101
	Guangzhou Automobile Group Co. Ltd. Class A	926,800	1,101
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,101
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	895,644	1,100
	Shandong Publishing & Media Co. Ltd. Class A	711,600	1,098
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	1,098
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,095
	Keboda Technology Co. Ltd. Class A	129,581	1,095
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	1,095
	Chengdu RML Technology Co. Ltd. Class A	159,358	1,094
*	Dosilicon Co. Ltd. Class A	319,989	1,094
	PhiChem Corp. Class A	498,100	1,092
*	TPV Technology Co. Ltd. Class A	3,004,300	1,092
	Liaoning Chengda Biotechnology Co. Ltd. Class A	304,927	1,090
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,088
*	3peak Inc. Class A	90,605	1,088
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,087
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	1,085
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	160,886	1,083
	Sino Wealth Electronic Ltd. Class A	336,367	1,083
	Zhejiang Communications Technology Co. Ltd. Class A	2,038,540	1,083
*	Tianma Microelectronics Co. Ltd. Class A	933,205	1,081
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	1,081
	Shanying International Holding Co. Ltd. Class A	4,633,725	1,080
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	1,079
	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,077
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	1,077
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,077
*	UTour Group Co. Ltd. Class A	1,051,725	1,076
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	588,803	1,076
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,075
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	168,756	1,075
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,074
	Topsec Technologies Group Inc. Class A	1,084,532	1,074
	Fujian Apex Software Co. Ltd. Class A	220,440	1,073
	Tibet Urban Development & Investment Co. Ltd. Class A	755,514	1,073
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,073
	Shenzhen Aisidi Co. Ltd. Class A	611,320	1,071
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	328,500	1,070
	China International Capital Corp. Ltd. Class A	248,900	1,070
*	263 Network Communications Co. Ltd. Class A	1,350,860	1,070
	Dashang Co. Ltd. Class A	294,030	1,069
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,069
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	1,068
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,067
	Shandong Lukang Pharma Class A	867,190	1,067
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,064
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,039,390	1,063

		Shares	Market Value ($000)
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,060
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,060
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,057
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	846,120	1,057
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	1,057
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	1,055
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,055
	Shinva Medical Instrument Co. Ltd. Class A	476,122	1,055
	Sunward Intelligent Equipment Co. Ltd. Class A	1,093,720	1,053
	Hainan Haide Capital Management Co. Ltd. Class A	1,271,963	1,051
	Zhejiang HangKe Technology Inc. Co. Class A	429,723	1,050
	Anhui Kouzi Distillery Co. Ltd. Class A	211,827	1,050
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	933,200	1,048
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,045
	Mesnac Co. Ltd. Class A	860,489	1,036
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	986,800	1,036
	Central China Land Media Co. Ltd. Class A	663,500	1,036
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	323,000	1,035
*	China Reform Health Management & Services Group Co. Ltd. Class A	771,892	1,034
*	Primarius Technologies Co. Ltd. Class A	400,608	1,034
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,033
	PCI Technology Group Co. Ltd. Class A	1,652,858	1,033
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,032
	China Merchants Port Group Co. Ltd. Class A	356,900	1,030
	Befar Group Co. Ltd. Class A	1,918,734	1,030
	Bank of Lanzhou Co. Ltd. Class A	3,131,500	1,029
	Bros Eastern Co. Ltd. Class A	1,423,289	1,029
	Bright Real Estate Group Co. Ltd. Class A	2,068,005	1,028
	Guomai Technologies Inc. Class A	968,065	1,025
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,415,100	1,024
	Renhe Pharmacy Co. Ltd. Class A	1,323,248	1,024
	JL Mag Rare-Earth Co. Ltd. Class A	374,272	1,023
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,020
	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	1,020
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	914,200	1,018
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	1,018
	Autobio Diagnostics Co. Ltd. Class A	184,080	1,018
	Hainan Expressway Co. Ltd. Class A	1,170,600	1,017
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	1,017
	Hanwei Electronics Group Corp. Class A	274,002	1,015
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	1,014
	Youngy Co. Ltd. Class A	239,500	1,012
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	1,012
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	1,011
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	1,010
	Dazhong Transportation Group Co. Ltd. Class B	4,483,348	1,009
	Hangzhou Onechance Tech Corp. Class A	262,325	1,008
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,008
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	1,006
	China TransInfo Technology Co. Ltd. Class A	884,700	1,005
	Rizhao Port Co. Ltd. Class A	2,389,100	1,003
	GoodWe Technologies Co. Ltd. Class A	189,178	1,002
*	Focused Photonics Hangzhou Inc. Class A	419,596	1,002
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	1,000
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,545,600	1,000
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	727,100	999
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	994
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	994
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	994
	Guangdong Dowstone Technology Co. Ltd. Class A	546,200	993
*	Tibet Tianlu Co. Ltd. Class A	1,206,334	992
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	990
	Ningbo Yunsheng Co. Ltd. Class A	941,571	986
	Luenmei Quantum Co. Ltd. Class A	1,286,022	984
	Guodian Nanjing Automation Co. Ltd. Class A	990,432	983
	China National Accord Medicines Corp. Ltd. Class A	277,351	983
	Shenzhen Noposin Crop Science Co. Ltd. Class A	721,700	983
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	982
	Foran Energy Group Co. Ltd. Class A	610,931	981
	Jinyu Bio-Technology Co. Ltd. Class A	1,072,250	981

		Shares	Market Value ($000)
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	980
	Pylon Technologies Co. Ltd. Class A	187,357	978
	Sumavision Technologies Co. Ltd. Class A	1,336,200	978
*	Minmetals Development Co. Ltd. Class A	1,027,086	978
	PNC Process Systems Co. Ltd. Class A	311,280	978
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	978
	China Sports Industry Group Co. Ltd. Class A	908,800	977
	Shanghai AtHub Co. Ltd. Class A	353,662	973
	Xinfengming Group Co. Ltd. Class A	606,451	973
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	972
	Fujian Boss Software Development Co. Ltd. Class A	484,033	971
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	372,934	971
*	Remegen Co. Ltd. Class A	251,736	970
	Guangdong South New Media Co. Ltd. Class A	176,292	969
	Chongqing Chuanyi Automation Co. Ltd. Class A	326,363	967
	Betta Pharmaceuticals Co. Ltd. Class A	123,400	967
	Shenma Industry Co. Ltd. Class A	939,904	966
	Hoyuan Green Energy Co. Ltd. Class A	452,698	966
	Shenzhen YHLO Biotech Co. Ltd. Class A	448,217	966
	Jiangsu Gian Technology Co. Ltd. Class A	180,768	966
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	964
	Triangle Tyre Co. Ltd. Class A	455,000	964
*	Client Service International Inc. Class A	432,967	963
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	963
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	962
	Zhongtong Bus Holding Co. Ltd. Class A	607,400	961
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	960
	Daan Gene Co. Ltd. Class A	1,317,523	960
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	958
	Tungkong Inc. Class A	556,076	955
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	955
	FESCO Group Co. Ltd. Class A	370,348	955
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	955
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	952
	Beijing CTJ Information Technology Co. Ltd. Class A	282,693	952
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,239,435	952
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	950
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	949
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	949
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	949
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	388,200	948
*	Global Infotech Co. Ltd. Class A	388,600	946
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	946
*	Beijing Tongtech Co. Ltd. Class A	482,980	945
	Chongqing Water Group Co. Ltd. Class A	1,484,150	945
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	944
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	944
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	944
*	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	944
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	943
*	Xian International Medical Investment Co. Ltd. Class A	1,403,500	943
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	941
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	940
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	940
	Nanjing Cosmos Chemical Co. Ltd. Class A	274,000	940
	Jinxi Axle Co. Ltd. Class A	1,804,300	937
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	937
	Whirlpool China Co. Ltd. Class A	738,250	934
*	Wellhope Foods Co. Ltd. Class A	854,101	934
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	933
	Changhong Meiling Co. Ltd. Class A	852,328	931
	Luoniushan Co. Ltd. Class A	1,097,907	931
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	663,164	931
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	930
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	927
	Joyoung Co. Ltd. Class A	682,392	926
	Shanghai Bright Meat Group Co. Ltd. Class A	1,019,098	926
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	656,150	926
	Insigma Technology Co. Ltd. Class A	1,008,500	925
	Greattown Holdings Ltd. Class A	2,188,021	925

		Shares	Market Value ($000)
	Kunshan Dongwei Technology Co. Ltd. Class A	255,990	924
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	924
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	924
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,819,613	923
	Top Energy Co. Ltd. Shanxi Class A	1,237,044	922
	Suning Universal Co. Ltd. Class A	2,979,759	920
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,451,724	919
	Innovation New Material Technology Co. Ltd. Class A	1,767,600	915
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	914
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	913
	Lancy Co. Ltd. Class A	430,900	913
	Sino Biological Inc. Class A	110,770	910
	Guangzhou Port Co. Ltd. Class A	2,060,800	909
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,269,206	909
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	908
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	907
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	906
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	905
	Guotai Epoint Software Co. Ltd. Class A	221,590	904
	Huatu Cendes Co. Ltd. Class A	94,600	902
	Ningbo Peacebird Fashion Co. Ltd. Class A	451,729	902
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	901
	Sichuan EM Technology Co. Ltd. Class A	825,890	901
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	900
	Streamax Technology Co. Ltd. Class A	145,100	898
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	897
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,627,900	896
	Henan Lingrui Pharmaceutical Co. Class A	299,600	895
	Jiangxi Hongcheng Environment Co. Ltd. Class A	665,300	895
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	894
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	894
	TDG Holdings Co. Ltd. Class A	940,100	893
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	893
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	79,389	893
	CITIC Press Corp. Class A	192,900	892
	JS Corrugating Machinery Co. Ltd. Class A	532,900	892
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	95,309	892
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	891
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	890
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	763,490	890
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	890
	China International Marine Containers Group Co. Ltd. Class A	790,160	889
*	Sinodata Co. Ltd. Class A	329,635	889
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	889
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	888
	Fujian Expressway Development Co. Ltd. Class A	1,666,600	888
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	886
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	884
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	884
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	884
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	883
	Anhui Korrun Co. Ltd. Class A	251,860	882
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	718,339	880
	Sunyard Technology Co. Ltd. Class A	483,327	879
*	Phenix Optical Co. Ltd. Class A	275,600	879
	Qinhuangdao Port Co. Ltd. Class A	1,948,800	879
	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	879
	Shenzhen Hello Tech Energy Co. Ltd. Class A	86,174	877
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	876
	Sichuan Haite High-tech Co. Ltd. Class A	649,180	875
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	874
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	874
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	874
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,204,044	874
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	872
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	872
*	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	872
	Luyang Energy-Saving Materials Co. Ltd.	509,771	872
*	China Union Holdings Ltd. Class A	1,594,400	869
	Dlg Exhibitions & Events Corp. Ltd. Class A	772,940	868

		Shares	Market Value ($000)
	Wushang Group Co. Ltd. Class A	745,977	866
	Yotrio Group Co. Ltd. Class A	1,839,350	865
*	Sun Create Electronics Co. Ltd. Class A	304,876	863
*	Harbin Hatou Investment Co. Ltd. Class A	977,500	863
	Jiangling Motors Corp. Ltd. Class B	635,970	862
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	862
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	861
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	860
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,215,257	859
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	858
*	Minmetals New Energy Materials(Hunan) Co. Ltd.	1,294,560	857
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	857
	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	855
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	855
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	854
	AUCMA Co. Ltd. Class A	971,301	851
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	849
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	847
	Sinosoft Co. Ltd. Class A	300,076	847
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	847
	Jinhong Gas Co. Ltd. Class A	362,709	847
	PharmaBlock Sciences Nanjing Inc. Class A	195,905	847
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	847
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	845
*	HyUnion Holding Co. Ltd. Class A	1,101,382	845
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	843
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	843
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,047,950	842
	Emei Shan Tourism Co. Ltd. Class A	478,100	840
	Jiajiayue Group Co. Ltd. Class A	603,492	838
	Digital China Information Service Group Co. Ltd. Class A	555,543	838
	Guizhou Tyre Co. Ltd. Class A	1,253,971	837
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	837
*	Orient Group Inc. Class A	3,391,900	836
	Jiangsu Etern Co. Ltd. Class A	1,230,970	836
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	835
	Wuhan East Lake High Technology Group Co. Ltd. Class A	635,100	835
	B-Soft Co. Ltd. Class A	1,485,966	835
*	China Harzone Industry Corp. Ltd. Class A	786,065	833
	Unilumin Group Co. Ltd. Class A	872,038	833
	Jade Bird Fire Co. Ltd. Class A	525,970	831
	Qingdao Rural Commercial Bank Corp. Class A	2,012,200	830
	Eastcompeace Technology Co. Ltd. Class A	598,315	829
	Appotronics Corp. Ltd. Class A	421,869	829
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	828
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	828
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	828
*	Konka Group Co. Ltd. Class A	1,329,700	828
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,167,540	828
	Zhejiang Runtu Co. Ltd. Class A	868,351	827
	Xilinmen Furniture Co. Ltd. Class A	357,900	827
*	Lier Chemical Co. Ltd. Class A	706,221	826
*	VanJee Technology Co. Ltd. Class A	201,160	826
	Toread Holdings Group Co. Ltd. Class A	884,800	825
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	825
	Qiming Information Technology Co. Ltd. Class A	334,674	824
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	824
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	422,995	823
	Guangxi LiuYao Group Co. Ltd. Class A	339,186	823
	Anhui Huaheng Biotechnology Co. Ltd. Class A	218,225	819
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	818
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	736,081	818
	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	817
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	816
	Semitronix Corp. Class A	122,500	815
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	814
[3]	Ningbo Cixing Co. Ltd. Class A	598,800	814
*	Eastone Century Technology Co. Ltd. Class A	843,315	814
	Vatti Corp. Ltd. Class A	842,448	814
*	ChangYuan Technology Group Ltd. Class A	1,209,343	814

		Shares	Market Value ($000)
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	813
	Dian Diagnostics Group Co. Ltd. Class A	561,937	812
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	882,700	812
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	368,300	811
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	811
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	810
	Jangho Group Co. Ltd. Class A	1,104,707	810
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,762	808
*	Kingsignal Technology Co. Ltd. Class A	620,360	806
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	122,917	803
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	70,584	801
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	800
*	Hanwang Technology Co. Ltd. Class A	231,900	800
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	799
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	799
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	798
*	Xizang Zhufeng Resources Co. Ltd. Class A	556,957	798
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	178,000	797
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	797
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,161,920	796
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	794
*	Beijing Capital Development Co. Ltd. Class A	2,443,183	793
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	793
*	Western Region Gold Co. Ltd. Class A	468,800	793
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	792
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	792
*	Tangrenshen Group Co. Ltd. Class A	1,175,650	792
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	725,100	791
*	Hunan New Wellful Co. Ltd. Class A	974,000	791
	Jinko Power Technology Co. Ltd. Class A	2,169,800	791
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	789
	Sumec Corp. Ltd. Class A	600,300	788
	Chongqing Port Co. Ltd. Class A	1,210,600	787
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	787
	Chengdu Kanghua Biological Products Co. Ltd. Class A	110,970	787
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	787
	Chengdu XGimi Technology Co. Ltd.	50,158	785
*	Suzhou Everbright Photonics Co. Ltd. Class A	130,377	785
	Henan Liliang Diamond Co. Ltd. Class A	172,920	784
*	Feitian Technologies Co. Ltd. Class A	392,500	783
	Edan Instruments Inc. Class A	517,400	781
	Guangxi Energy Co. Ltd. Class A	1,383,240	778
*	Nuode New Materials Co. Ltd. Class A	1,516,200	775
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	775
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	774
*	C*Core Technology Co. Ltd. Class A	215,535	774
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,523,975	773
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	771
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	771
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	770
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	769
*	Bio-Thera Solutions Ltd. Class A	298,835	769
	Hubei Century Network Technology Co. Ltd. Class A	465,300	768
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	767
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	767
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	144,777	766
	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	766
	KingClean Electric Co. Ltd. Class A	238,900	765
	Yuneng Technology Co. Ltd. Class A	120,197	763
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	763
	Tianjin Teda Co. Ltd. Class A	1,439,243	761
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	760
	Time Publishing & Media Co. Ltd. Class A	662,480	759
	Newcapec Electronics Co. Ltd. Class A	488,335	759
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	759
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	425,267	758
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	757
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	757
*	Huayi Brothers Media Corp. Class A	2,189,502	755
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	754

		Shares	Market Value ($000)
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	684,300	753
	Xinzhi Group Co. Ltd. Class A	382,400	753
	Shenzhen Click Technology Co. Ltd. Class A	420,000	751
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	750
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	750
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	748
	Goldenmax International Group Ltd. Class A	661,900	747
	Fujian Dongbai Group Co. Ltd. Class A	876,300	746
*	5I5J Holding Group Co. Ltd. Class A	1,773,003	746
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	534,001	746
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	745
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	745
	Bear Electric Appliance Co. Ltd. Class A	127,600	745
	Yabao Pharmaceutical Group Co. Ltd. Class A	893,483	743
	North Huajin Chemical Industries Co. Ltd. Class A	1,234,503	741
	Guangdong Goworld Co. Ltd. Class A	521,444	740
*	Sunstone Development Co. Ltd. Class A	373,000	739
*	Shandong Chenming Paper Holdings Ltd. Class A	2,186,691	739
	Jinhui Liquor Co. Ltd. Class A	282,800	736
	EIT Environmental Development Group Co. Ltd. Class A	345,501	735
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	734
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	734
	Wencan Group Co. Ltd. Class A	229,786	733
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	732
*,3	China Grand Automotive Services Group Co. Ltd.	6,816,940	732
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	731
	China Television Media Ltd. Class A	310,000	730
	Jiangling Motors Corp. Ltd. Class A	234,298	730
	Zhuhai Port Co. Ltd. Class A	1,050,000	726
	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	725
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	724
*	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	723
*,2	LVGEM China Real Estate Investment Co. Ltd.	15,562,000	723
	Haining China Leather Market Co. Ltd. Class A	1,252,410	722
	Guizhou Gas Group Corp. Ltd. Class A	795,372	721
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	720
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	720
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	719
	Hefei Department Store Group Co. Ltd. Class A	932,417	718
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	718
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	718
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	717
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	327,900	716
*	ADAMA Ltd. Class A	915,100	715
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	145,184	715
	Hunan Aihua Group Co. Ltd. Class A	335,506	715
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	715
	Canny Elevator Co. Ltd. Class A	764,373	714
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	713
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	711
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	710
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	709
	ApicHope Pharmaceutical Group Co. Ltd.	323,500	709
	Changzheng Engineering Technology Co. Ltd. Class A	320,346	709
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	708
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	706
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	704
	Three's Co. Media Group Co. Ltd. Class A	162,808	704
	Shanghai Baolong Automotive Corp. Class A	143,900	703
	North Electro-Optic Co. Ltd. Class A	494,561	701
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	701
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	701
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	701
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	701
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	701
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	700
*	INKON Life Technology Co. Ltd. Class A	587,200	699
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	698
	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	697
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	695

		Shares	Market Value ($000)
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	692
*	Huayuan Property Co. Ltd. Class A	2,642,075	692
	Nanjing Gaoke Co. Ltd. Class A	674,479	691
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	428,331	689
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	689
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	689
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	689
	Hymson Laser Technology Group Co. Ltd. Class A	165,875	689
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	914,840	688
	Hualan Biological Vaccine Inc. Class A	291,400	687
	Goldcard Smart Group Co. Ltd. Class A	389,110	687
	Shunfa Hengneng Corp. Class A	1,684,921	686
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	686
	Opple Lighting Co. Ltd. Class A	298,600	685
	Beken Corp. Class A	122,587	684
	Qingdao Gaoce Technology Co. Ltd. Class A	496,385	684
	Jinlei Technology Co. Ltd. Class A	253,900	683
	FSPG Hi-Tech Co. Ltd. Class A	885,500	682
	Orient International Enterprise Ltd. Class A	757,400	682
*	World Union Group Inc. Class A	2,085,355	682
*	Anyang Iron & Steel Inc. Class A	2,716,980	681
*	Hongbo Co. Ltd. Class A	456,950	681
	Servyou Software Group Co. Ltd. Class A	150,300	681
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	681
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	680
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	679
	Shandong Xiantan Co. Ltd. Class A	847,492	679
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	678
	Explosive Co. Ltd. Class A	474,900	675
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	675
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	674
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	674
	Shenzhen Center Power Tech Co. Ltd. Class A	299,450	674
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	673
	Inspur Software Co. Ltd. Class A	329,798	673
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	672
	Three Squirrels Inc. Class A	149,540	672
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	196,511	672
*	Fujian Snowman Group Co. Ltd. Class A	724,468	670
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	328,055	669
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	668
	Hongli Zhihui Group Co. Ltd. Class A	716,500	667
	Shanghai Industrial Development Co. Ltd. Class A	1,520,282	666
	MYS Group Co. Ltd. Class A	1,417,892	666
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	664
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	662
*	Yijiahe Technology Co. Ltd. Class A	167,000	662
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	661
	Jinneng Science&Technology Co. Ltd. Class A	858,655	661
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	658
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	657
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	657
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	655
*	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	654
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	653
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	653
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	653
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	652
	Qianjiang Water Resources Development Co. Ltd. Class A	508,971	651
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	649
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	427,600	647
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	647
	Ligao Foods Co. Ltd. Class A	115,920	646
*	Duolun Technology Corp. Ltd. Class A	587,777	645
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	645
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	644
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	641
	Beijing Relpow Technology Co. Ltd. Class A	463,747	641
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	640
	Shanghai Xinhua Media Co. Ltd. Class A	787,200	640

		Shares	Market Value ($000)
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	640
*	Shanghai STEP Electric Corp. Class A	494,600	639
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	637
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	636
	Tibet Huayu Mining Co. Ltd. Class A	332,700	636
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	635
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	635
*	DBAPP Security Ltd. Class A	105,429	635
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	635
	Beijing North Star Co. Ltd. Class A	2,701,615	634
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	632
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	629
	Cangzhou Dahua Co. Ltd. Class A	417,700	629
	Bafang Electric Suzhou Co. Ltd. Class A	198,917	628
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	626
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	626
	Maccura Biotechnology Co. Ltd. Class A	366,530	625
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	624
	Create Technology & Science Co. Ltd. Class A	385,756	623
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	623
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	622
*	Geo-Jade Petroleum Corp. Class A	2,100,500	622
*	Sinopec Oilfield Equipment Corp. Class A	719,342	621
*	CITIC Guoan Information Industry Co. Ltd. Class A	1,558,900	620
	ABA Chemicals Corp. Class A	726,200	617
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	617
	Sunvim Group Co. Ltd. Class A	909,600	616
*	Jiangsu Lopal Tech Co. Ltd. Class A	456,301	616
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	615
	Hengbao Co. Ltd. Class A	671,300	615
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	615
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	614
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	1,042,280	614
*	Transwarp Technology Shanghai Co. Ltd. Class A	95,101	613
*	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	612
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	612
	HPGC Renmintongtai Pharmaceutical Corp. Class A	619,134	612
	Tongyu Communication Inc. Class A	309,367	612
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	611
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	611
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	611
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	302,600	611
	Beijing Forever Technology Co. Ltd. Class A	788,894	611
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	609
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	609
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	608
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	608
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	606
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	602
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	601
	Anhui Huamao Textile Co. Class A	1,074,064	600
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	600
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	599
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	599
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	299,112	599
	Sichuan Teway Food Group Co. Ltd. Class A	317,450	598
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	597
*	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	596
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	596
	China Wuyi Co. Ltd. Class A	1,611,511	595
*	Sino GeoPhysical Co. Ltd. Class A	319,165	595
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	595
	Center International Group Co. Ltd. Class A	467,600	594
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	747,037	594
	Huludao Zinc Industry Co. Class A	1,526,300	593
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	593
	Sichuan Meifeng Chemical IND Class A	591,151	591
*	Beijing Thunisoft Corp. Ltd. Class A	630,420	590
	Youzu Interactive Co. Ltd. Class A	485,916	590
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	590

		Shares	Market Value ($000)
	Zhejiang Chengchang Technology Co. Ltd. Class A	157,627	590
	Beijing SDL Technology Co. Ltd. Class A	660,800	589
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	588
	Era Co. Ltd. Class A	1,005,259	586
	Gem-Year Industrial Co. Ltd. Class A	942,111	585
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	583
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	582
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	101,700	582
	FIYTA Precision Technology Co. Ltd. Class A	420,085	581
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	580
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,588,500	580
	Shenzhen Comix Group Co. Ltd. Class A	612,400	580
	Deppon Logistics Co. Ltd. Class A	286,900	578
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	577
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	283,400	577
	ZhongYeDa Electric Co. Ltd. Class A	501,400	576
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	576
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	575
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	575
	Shanghai Bailian Group Co. Ltd. Class B	858,956	574
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	574
	Xiamen Bank Co. Ltd. Class A	749,000	574
	Cybrid Technologies Inc. Class A	410,600	574
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	573
	Zhende Medical Co. Ltd. Class A	189,800	573
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	573
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	572
	BMC Medical Co. Ltd. Class A	65,611	572
	Beijing Water Business Doctor Co. Ltd. Class A	844,674	572
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	572
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	571
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	571
	Guangdong Construction Engineering Group Co. Ltd. Class A	1,185,800	570
	Dare Power Dekor Home Co. Ltd. Class A	562,739	569
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	569
	Top Resource Energy Co. Ltd. Class A	847,100	566
*	Jishi Media Co. Ltd. Class A	2,400,700	565
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	565
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	564
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	560
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	560
	Joeone Co. Ltd. Class A	502,277	557
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	763,588	556
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	555
	Shandong Shengli Co. Class A	1,228,077	555
*	Rastar Group Class A	1,078,500	555
	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	554
	Wolong Resources Group Co. Ltd. Class A	943,001	552
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	550
	Hainan Mining Co. Ltd. Class A	586,500	549
*	JinJian Cereals Industry Co. Ltd. Class A	614,000	548
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	548
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	545
	Shandong Head Group Co. Ltd. Class A	319,700	542
	Zhejiang NetSun Co. Ltd. Class A	229,600	542
	China West Construction Group Co. Ltd. Class A	649,000	541
	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	541
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	541
	Foshan Electrical & Lighting Co. Ltd. Class B	1,591,461	539
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	539
*	Zhongfu Information Inc. Class A	235,500	538
	Rongan Property Co. Ltd. Class A	2,008,772	538
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	535
	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	534
*	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	533
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	532
	Double Medical Technology Inc. Class A	109,500	531
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	529
	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	529
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	246,800	529

		Shares	Market Value ($000)
*	Citychamp Dartong Advanced Materials Co. Ltd.	1,594,333	528
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	527
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	527
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	526
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	526
	Fulongma Group Co. Ltd. Class A	355,320	524
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	523
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,329,324	521
	Shanghai Highly Group Co. Ltd. Class A	346,700	521
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	521
	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	521
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	520
	Hengdian Entertainment Co. Ltd. Class A	255,322	520
*	Lander Sports Development Co. Ltd. Class A	1,172,450	519
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	519
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	518
	Shanghai Tianchen Co. Ltd. Class A	728,338	517
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	517
	Hangzhou Cable Co. Ltd. Class A	652,000	514
	Juewei Food Co. Ltd. Class A	255,920	514
	Lu Thai Textile Co. Ltd. Class B	932,745	513
	Tengda Construction Group Co. Ltd. Class A	1,637,499	513
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	513
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	216,720	512
	Shanghai New World Co. Ltd. Class A	479,000	512
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	511
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	508
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	507
	Dongfeng Electronic Technology Co. Ltd. Class A	367,250	506
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	506
*	Dongjiang Environmental Co. Ltd. Class A	946,666	506
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	506
	Chongqing Yukaifa Co. Ltd. Class A	930,100	504
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	504
	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	503
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	502
	Marssenger Kitchenware Co. Ltd. Class A	272,397	502
*	CCCG Real Estate Corp. Ltd. Class A	577,500	502
*	Beijing Sinohytec Co. Ltd. Class A	168,343	500
	Deluxe Family Co. Ltd. Class A	1,499,036	500
*	Sinochem Equipment Technology Qingdao Co. Ltd. Class A	431,434	499
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	499
	Vontron Technology Co. Ltd. Class A	423,300	498
*	New Huadu Technology Co. Ltd. Class A	595,500	498
*	Fujian Rongji Software Co. Ltd. Class A	609,300	498
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	496
	Chengdu Guoguang Electric Co. Ltd. Class A	74,520	495
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	490
*	Surfilter Network Technology Co. Ltd. Class A	617,768	489
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	489
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	488
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	486
*	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	484
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	484
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	483
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	483
*	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	483
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	482
*	Triumph New Energy Co. Ltd. Class A	385,300	481
	Shenzhen Tellus Holding Co. Ltd. Class A	223,807	480
	Truking Technology Ltd. Class A	527,800	476
*	Piesat Information Technology Co. Ltd. Class A	200,019	476
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	246,300	475
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	841,778	475
	CCS Supply Chain Management Co. Ltd. Class A	853,540	474
	ZYNP Corp. Class A	522,900	472
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	470
	China Railway Special Cargo Logistics Co. Ltd. Class A	847,800	470
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	469
*	Blue Sail Medical Co. Ltd. Class A	712,564	469

		Shares	Market Value ($000)
	Qingdao Citymedia Co. Ltd. Class A	496,400	468
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	467
	HBIS Resources Co. Ltd. Class A	236,900	466
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,291,424	465
	Beijing Bashi Media Co. Ltd. Class A	801,670	465
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	464
	Suzhou Oriental Semiconductor Co. Ltd. Class A	87,786	464
	Guangdong Shirongzhaoye Co. Ltd. Class A	605,200	460
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	460
*	Lucky Film Co. Ltd. Class A	528,691	459
	Huabao Flavours & Fragrances Co. Ltd. Class A	222,221	458
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	457
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	456
*	KBC Corp. Ltd. Class A	172,153	455
	PKU Healthcare Corp. Ltd. Class A	560,500	454
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	454
	Shenzhen Xinyichang Technology Co. Ltd. Class A	75,200	454
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	452
	Chongqing Zaisheng Technology Co. Ltd. Class A	971,936	451
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	450
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	450
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	504,773	450
	Daheng New Epoch Technology Inc. Class A	376,900	449
	Monalisa Group Co. Ltd. Class A	349,604	449
	Hubei Fuxing Science & Technology Co. Ltd. Class A	1,382,080	448
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	448
*	MGI Tech Co. Ltd. Class A	81,210	448
	Bestore Co. Ltd. Class A	215,700	448
*	CanSino Biologics Inc. Class A	55,518	446
*	Shanghai Medicilon Inc. Class A	116,916	444
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	443
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	442
	Hongbaoli Group Corp. Ltd. Class A	714,859	442
*	Qingdao Doublestar Co. Ltd. Class A	748,900	441
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	441
	Wenfeng Great World Chain Development Corp. Class A	1,239,613	441
	Macmic Science & Technology Co. Ltd. Class A	199,224	441
	Toly Bread Co. Ltd. Class A	548,939	439
	Xiangyu Medical Co. Ltd. Class A	107,228	438
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	438
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	437
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,439,544	436
	Guangdong Delian Group Co. Ltd. Class A	675,035	435
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	433
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	430
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	429
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	427
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	435,800	427
	Xiamen Intretech Inc. Class A	215,390	426
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	426
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	425
	Xiamen Port Development Co. Ltd. Class A	430,316	424
*	Langold Real Estate Co. Ltd. Class A	1,962,979	424
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	424
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	422
*	Shenyang Chemical Co. Ltd. Class A	944,000	421
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	419
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	419
*	Shanghai Guijiu Co. Ltd. Class A	320,500	416
*	China Quanjude Group Co. Ltd. Class A	278,800	413
	MLS Co. Ltd. Class A	364,400	410
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	409
	China Fangda Group Co. Ltd. Class B	1,811,083	408
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	408
	Yunnan Coal & Energy Co. Ltd. Class A	922,500	406
*	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	405
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	403
*,2	Jin Medical International Ltd.	455,071	400
*	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	399
*	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	397

		Shares	Market Value ($000)
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	390
	Shandong Sunway Chemical Group Co. Ltd. Class A	392,600	390
	Sanlux Co. Ltd. Class A	648,400	389
	Jiangsu Lianyungang Port Co. Ltd. Class A	750,621	388
*	Chimin Health Management Co. Ltd. Class A	428,400	384
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	380
	Guangdong DFP New Material Group Co. Ltd.	837,600	380
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	379
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	378
	Rianlon Corp. Class A	97,100	377
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	376
*	Liaoning Shenhua Holdings Co. Ltd. Class A	1,326,800	374
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	373
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	372
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	365
*	Berry Genomics Co. Ltd. Class A	322,603	365
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	357
	Transfar Zhilian Co. Ltd. Class A	597,325	355
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	355
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,183	355
*	Royal Group Co. Ltd. Class A	810,478	351
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	350
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	349
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	349
*	Wisesoft Co. Ltd. Class A	231,865	346
	Dazhong Transportation Group Co. Ltd. Class A	416,100	346
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	345
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	84,420	345
	Shenzhen Anche Technologies Co. Ltd. Class A	168,400	345
	Thinkingdom Media Group Ltd. Class A	124,581	340
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	339
	Jiangsu Amer New Material Co. Ltd. Class A	486,200	339
*	Delixi New Energy Technology Co. Ltd. Class A	189,420	339
	Shanxi Guoxin Energy Corp. Ltd. Class A	1,021,196	337
	Guizhou Zhenhua E-chem Inc. Class A	240,298	332
	Jenkem Technology Co. Ltd. Class A	47,933	329
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	328
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	322
*	Changchun Gas Co. Ltd. Class A	499,800	316
*	H&R Century Union Corp. Class A	709,000	314
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	314
	Baida Group Co. Ltd. Class A	256,600	313
	Weifu High-Technology Group Co. Ltd. Class A	124,100	311
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	157,170	306
	Jiangsu Transimage Technology Co. Ltd. Class A	145,500	301
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	294
*	Shandong Chenming Paper Holdings Ltd. Class H	2,217,282	290
*	Metro Land Corp. Ltd. Class A	561,500	289
*	QuakeSafe Technologies Co. Ltd. Class A	226,550	287
*	Nanjing Chixia Development Co. Ltd. Class A	947,000	282
	Ningbo David Medical Device Co. Ltd. Class A	182,500	272
	Bestsun Energy Co. Ltd. Class A	583,400	268
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	86,954	245
*	Fujian Green Pine Co. Ltd. Class A	355,400	244
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	4,554,460	226
	Guangxi Wuzhou Communications Co. Ltd. Class A	375,219	225
*,1	Shimao Services Holdings Ltd.	1,921,471	221
*	China Aluminum International Engineering Corp. Ltd. Class A	315,400	182
	CSG Holding Co. Ltd. Class A	249,200	171
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	163
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	158
*,3	China Grand Automotive Services Group Co. Ltd. Class A	1,344,270	144
*,3	Elion Energy Co. Ltd. Class A	2,693,050	141
*	Red Star Macalline Group Corp. Ltd. Class A	305,030	121
*,3	Chongqing Dima Industry Co. Ltd. Class A	868,700	102
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	4,093,100	101
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	1,287,637	99
*	Hainan Ruize New Building Material Co. Ltd. Class A	219,000	95
*,3	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	91
*,3	Chongqing Dima Industry Co. Ltd.	778,307	91

		Shares	Market Value ($000)
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	1,767,600	90
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	87
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	1,531,000	76
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	72
*,3	Blivex Energy Technology Co. Ltd. Class A	4,172,796	63
	Black Peony Group Co. Ltd. Class A	96,000	62
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	60
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	51
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	43
	Jinzhou Port Co. Ltd. Class B	402,115	41
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	40
*,3	Guangdong Huatie Tongda High-speed Railway Equipment Corp.	515,756	29
	Shanghai Haixin Group Co. Class A	32,500	28
	Guangzhou Holike Creative Home Co. Ltd. Class A	14,800	18
*,3	Shanghai Shimao Co. Ltd.	273,212	16
*,1	Redco Properties Group Ltd.	441,603	9
*	Shanghai Fudan Forward S & T Co. Ltd. Class A	10,910	9
*	Guangdong Land Holdings Ltd.	244,409	6
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	—
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	—
*,3	Yango Group Co. Ltd. Class A	4,010,183	—
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	—
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	—
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	—
*,3	Kangmei Pharmaceutical Co. Ltd.	601,990	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	—
*,3	ST JLZX A	393,700	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	—
			32,500,459
Colombia (0.1%)
	Bancolombia SA ADR	1,137,814	45,001
	Interconexion Electrica SA ESP	5,808,479	25,527
	Ecopetrol SA	43,961,433	20,491
	Cementos Argos SA	6,776,091	16,662
[2]	Ecopetrol SA ADR	882,134	8,186
	Bancolombia SA	3,941	40
			115,907
Czech Republic (0.1%)
	CEZ A/S	2,048,830	89,742
	Komercni Banka A/S	980,607	35,972
[1]	Moneta Money Bank A/S	3,925,158	22,175
[2]	Colt CZ Group SE	106,928	3,133
			151,022
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	30,827,531	46,766
	Talaat Moustafa Group	14,038,560	15,280
	Eastern Co. SAE	16,591,765	9,622
*	EFG Holding S.A.E.	15,443,137	6,579
*	Fawry for Banking & Payment Technology Services SAE	34,694,874	5,940
	Telecom Egypt Co.	4,310,572	2,932
			87,119
Greece (0.6%)
	National Bank of Greece SA	10,700,943	92,730
	Eurobank Ergasias Services & Holdings SA	32,092,031	80,318
	Piraeus Financial Holdings SA	13,011,474	58,870
	Metlen Energy & Metals SA	1,408,555	50,633
	Alpha Services & Holdings SA	27,254,434	50,141
	OPAP SA	2,477,956	42,508
	JUMBO SA	1,405,429	37,968
	Public Power Corp. SA	2,596,235	35,414
	Hellenic Telecommunications Organization SA	2,321,601	35,106
	Titan Cement International SA	517,741	24,495
	Motor Oil Hellas Corinth Refineries SA	758,454	16,758
	GEK Terna SA	742,097	14,373
	Terna Energy SA	659,089	13,673
	Optima bank SA	875,948	12,165
	HELLENiQ ENERGY Holdings SA	1,241,650	9,648
*	LAMDA Development SA	1,036,542	7,468

		Shares	Market Value ($000)
	Athens International Airport SA	694,040	6,170
	Aegean Airlines SA	495,340	5,572
	Cenergy Holdings SA	504,267	4,967
	Holding Co. ADMIE IPTO SA	1,577,580	4,376
*	Aktor SA Holding Co. Technical & Energy Projects	750,301	4,006
	Sarantis SA	336,267	3,976
	Hellenic Exchanges - Athens Stock Exchange SA	720,685	3,703
	Viohalco SA	568,387	3,528
	Athens Water Supply & Sewage Co. SA	511,247	3,232
	Autohellas Tourist & Trading SA	274,468	3,109
*	Intralot SA-Integrated Information Systems & Gaming Services	2,552,672	2,811
	Ellaktor SA	1,174,012	2,724
	Fourlis Holdings SA	595,885	2,537
	Quest Holdings SA	370,977	2,428
	Intracom Holdings SA (Registered)	625,933	2,008
	Ideal Holdings SA	288,514	1,799
	Piraeus Port Authority SA	48,852	1,515
*,3	FF Group	397,542	—
			640,729
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	55,274,000	33,780
Hungary (0.3%)
	OTP Bank Nyrt.	2,973,440	183,965
	Richter Gedeon Nyrt.	1,901,488	49,246
	MOL Hungarian Oil & Gas plc	5,451,534	39,826
	Magyar Telekom Telecommunications plc	4,419,152	15,562
	Opus Global Nyrt.	3,332,676	4,588
			293,187
Iceland (0.1%)
[1]	Arion Banki HF	17,596,666	21,753
*	Alvotech SA	1,087,912	13,813
	Islandsbanki HF	14,988,740	13,023
	Hagar hf	14,044,532	10,318
*	Kvika banki hf	61,418,919	9,130
	Reitir fasteignafelag hf	10,033,179	8,009
[3]	Marel HF	1,481,261	6,390
	Festi hf	3,033,569	6,355
	Eimskipafelag Islands hf	1,439,164	4,538
	Sjova-Almennar Tryggingar hf	9,669,539	3,553
	Vatryggingafelag Islands Hf	22,649,583	3,262
	Hampidjan HF	4,093,510	3,197
*	Icelandair Group HF	271,737,249	2,674
*	Olgerdin Egill Skallagrims HF	14,751,034	1,936
*	Kaldalon hf	2,503,011	458
	Siminn HF	764,192	75
			108,484
India (21.8%)
	HDFC Bank Ltd.	71,933,048	1,407,973
	Reliance Industries Ltd.	84,946,937	1,236,221
	Infosys Ltd.	44,857,569	976,071
	ICICI Bank Ltd.	58,374,523	840,041
	Tata Consultancy Services Ltd.	13,220,348	625,567
	Bharti Airtel Ltd. (XNSE)	33,240,727	621,752
	Mahindra & Mahindra Ltd.	11,272,202	387,406
	Larsen & Toubro Ltd.	8,617,366	353,583
	Axis Bank Ltd.	29,232,568	331,221
	Hindustan Unilever Ltd.	11,332,526	322,378
	Bajaj Finance Ltd.	3,518,588	319,042
	Sun Pharmaceutical Industries Ltd.	13,924,827	279,794
	HCL Technologies Ltd.	13,557,295	269,047
	Maruti Suzuki India Ltd.	1,768,451	250,543
	Kotak Mahindra Bank Ltd.	11,164,557	244,171
	NTPC Ltd.	60,494,611	225,304
*	Zomato Ltd.	87,827,371	222,443
	Tata Motors Ltd.	27,019,428	222,371
	Titan Co. Ltd.	5,215,347	209,285
	ITC Ltd.	38,379,410	197,736

		Shares	Market Value ($000)
	UltraTech Cement Ltd.	1,467,606	194,078
	Power Grid Corp. of India Ltd.	53,679,226	186,415
	State Bank of India	18,991,981	168,826
	Tata Steel Ltd.	106,960,690	165,300
	Bharat Electronics Ltd.	45,770,859	153,719
	Trent Ltd.	2,322,906	153,541
	Asian Paints Ltd.	5,789,729	153,392
	Tech Mahindra Ltd.	7,799,233	149,955
	Oil & Natural Gas Corp. Ltd.	49,583,291	149,504
	JSW Steel Ltd.	12,851,435	139,565
	Grasim Industries Ltd.	4,779,460	138,051
	Coal India Ltd.	28,995,797	131,959
	Nestle India Ltd.	4,588,609	122,405
	Hindalco Industries Ltd.	17,575,795	120,045
	Adani Ports & Special Economic Zone Ltd.	9,430,083	119,122
*,1	InterGlobe Aviation Ltd.	2,364,911	117,439
	Cipla Ltd.	6,837,141	116,507
	Max Healthcare Institute Ltd.	9,488,230	115,835
*	Jio Financial Services Ltd.	39,955,616	110,977
	Hindustan Aeronautics Ltd.	2,429,242	109,873
	Eicher Motors Ltd.	1,791,075	107,156
	Adani Enterprises Ltd.	4,050,539	106,531
	Wipro Ltd.	29,663,070	106,267
	Divi's Laboratories Ltd.	1,624,266	104,506
	Shriram Finance Ltd.	16,408,045	102,652
	Vedanta Ltd.	20,172,935	102,361
*	Suzlon Energy Ltd.	150,892,858	100,710
	Apollo Hospitals Enterprise Ltd.	1,276,572	100,121
	Bajaj Finserv Ltd.	4,948,110	98,795
	Tata Consumer Products Ltd.	8,211,754	96,827
	Indian Hotels Co. Ltd. Class A	10,658,781	93,748
[1]	HDFC Life Insurance Co. Ltd.	12,612,045	92,620
	Varun Beverages Ltd.	14,930,549	92,287
[1]	SBI Life Insurance Co. Ltd.	5,380,490	91,901
	Persistent Systems Ltd.	1,298,917	90,024
	Power Finance Corp. Ltd.	18,559,326	89,984
	Britannia Industries Ltd.	1,515,604	89,656
	Bajaj Auto Ltd.	860,223	87,636
	Info Edge India Ltd.	983,054	87,298
*	Adani Power Ltd.	14,778,640	87,113
	TVS Motor Co. Ltd.	3,032,977	85,812
	Hero MotoCorp Ltd.	1,675,617	83,659
	REC Ltd.	15,936,725	82,222
	Dixon Technologies India Ltd.	475,766	81,889
	Dr Reddy's Laboratories Ltd.	5,786,070	81,196
*,1	Avenue Supermarts Ltd.	1,911,474	80,720
*	PB Fintech Ltd.	4,043,893	80,175
[1]	LTIMindtree Ltd.	1,177,794	80,008
	Siemens Ltd.	1,143,044	79,786
	Tata Power Co. Ltd.	18,761,155	78,583
	Cholamandalam Investment & Finance Co. Ltd.	5,256,391	77,697
	Indian Oil Corp. Ltd.	52,363,392	77,335
	Coforge Ltd.	814,716	77,266
	Bharat Petroleum Corp. Ltd.	25,577,700	76,744
	Lupin Ltd.	3,080,159	73,785
*	Indus Towers Ltd.	17,568,285	70,113
	GAIL India Ltd.	33,721,411	68,531
	DLF Ltd.	7,964,523	68,161
[1]	ICICI Lombard General Insurance Co. Ltd.	3,096,530	66,290
	Pidilite Industries Ltd.	1,944,297	64,383
	United Spirits Ltd.	3,719,157	60,996
	Ambuja Cements Ltd.	10,252,334	60,425
	Godrej Consumer Products Ltd.	4,645,069	59,941
	CG Power & Industrial Solutions Ltd.	8,184,714	59,708
	Cummins India Ltd.	1,730,247	57,992
*	Yes Bank Ltd.	261,693,633	57,844
	SRF Ltd.	1,784,858	57,719
[1]	HDFC Asset Management Co. Ltd.	1,291,548	57,537
	Samvardhana Motherson International Ltd.	34,984,499	56,747
	Shree Cement Ltd.	173,800	55,621

		Shares	Market Value ($000)
	Havells India Ltd.	3,079,290	55,533
	Colgate-Palmolive India Ltd.	1,692,209	55,045
	Torrent Pharmaceuticals Ltd.	1,392,098	52,457
	Marico Ltd.	6,672,117	51,566
	BSE Ltd.	844,802	51,445
	Tube Investments of India Ltd.	1,326,598	50,725
	Federal Bank Ltd.	23,371,913	50,288
	Embassy Office Parks REIT	11,247,853	48,002
	Hindustan Petroleum Corp. Ltd.	11,593,043	47,798
	Mphasis Ltd.	1,431,215	47,086
	UPL Ltd.	6,765,539	47,029
	Fortis Healthcare Ltd.	6,354,459	46,781
	Bharat Forge Ltd.	3,303,191	46,537
[1]	Macrotech Developers Ltd.	3,357,493	46,479
	Bajaj Holdings & Investment Ltd.	348,793	46,416
	Phoenix Mills Ltd.	2,446,678	46,245
	Sundaram Finance Ltd.	868,499	46,198
	ABB India Ltd.	676,616	45,736
	Jindal Steel & Power Ltd.	5,014,269	45,553
	Aurobindo Pharma Ltd.	3,368,926	45,463
	Dabur India Ltd.	7,339,573	44,805
*	Adani Green Energy Ltd.	3,902,827	44,728
	Ashok Leyland Ltd.	17,906,339	44,625
	APL Apollo Tubes Ltd.	2,539,530	44,130
	Polycab India Ltd.	622,893	43,251
	MRF Ltd.	32,834	42,978
	Voltas Ltd.	2,934,315	42,571
	PI Industries Ltd.	1,049,664	42,106
*	Adani Energy Solutions Ltd.	4,847,421	41,630
	Page Industries Ltd.	79,500	40,991
	JSW Energy Ltd.	6,886,371	40,264
*	Max Financial Services Ltd.	3,133,331	40,238
*	One 97 Communications Ltd.	4,503,565	40,024
	Rail Vikas Nigam Ltd.	7,321,082	39,916
[1]	Indian Railway Finance Corp. Ltd.	23,040,512	39,885
	Torrent Power Ltd.	2,321,749	39,089
	Bharat Heavy Electricals Ltd.	16,318,523	38,937
*	Godrej Properties Ltd.	1,449,124	38,716
	Alkem Laboratories Ltd.	657,753	38,393
*	GMR Airports Ltd.	45,586,430	37,983
	Jubilant Foodworks Ltd.	4,690,743	37,975
	Bosch Ltd.	113,697	37,654
	Supreme Industries Ltd.	823,990	37,605
	Indian Railway Catering & Tourism Corp. Ltd.	3,946,764	37,316
	Muthoot Finance Ltd.	1,406,436	36,588
	Solar Industries India Ltd.	309,608	36,269
	Zydus Lifesciences Ltd.	3,225,990	36,028
	Petronet LNG Ltd.	9,683,001	35,207
[1]	ICICI Prudential Life Insurance Co. Ltd.	4,955,179	35,159
	NHPC Ltd.	37,816,993	34,967
	KPIT Technologies Ltd.	2,152,699	34,840
	State Bank of India GDR	391,659	34,828
	Blue Star Ltd.	1,640,189	34,284
*	FSN E-Commerce Ventures Ltd.	17,630,391	34,238
*	Mankind Pharma Ltd.	1,220,257	34,173
	Coromandel International Ltd.	1,634,418	34,073
	Oil India Ltd.	7,035,069	33,997
	SBI Cards & Payment Services Ltd.	3,784,590	33,912
	GE Vernova T&D India Ltd.	1,628,380	33,394
	Punjab National Bank	28,742,552	33,374
	Balkrishna Industries Ltd.	1,045,379	33,357
	KEI Industries Ltd.	718,988	33,265
*	IDFC First Bank Ltd.	45,706,718	33,233
[1]	Laurus Labs Ltd.	4,906,642	32,993
	Crompton Greaves Consumer Electricals Ltd.	8,331,964	32,929
	NMDC Ltd.	43,366,419	32,919
[1]	AU Small Finance Bank Ltd.	4,753,668	32,840
	Glenmark Pharmaceuticals Ltd.	1,961,755	32,829
	Bank of Baroda	13,364,364	32,772
	360 ONE WAM Ltd.	2,810,405	32,600

		Shares	Market Value ($000)
	Tata Elxsi Ltd.	446,223	32,537
	Oberoi Realty Ltd.	1,529,208	31,864
	Oracle Financial Services Software Ltd.	299,981	31,409
	Container Corp. of India Ltd.	3,466,320	31,104
	Jindal Stainless Ltd.	4,128,656	31,017
	JK Cement Ltd.	552,670	30,768
	Prestige Estates Projects Ltd.	1,948,410	30,457
[1]	Sona Blw Precision Forgings Ltd.	5,118,881	29,702
	Ipca Laboratories Ltd.	1,785,844	29,680
	Kalyan Jewellers India Ltd.	5,097,771	29,454
*	Vodafone Idea Ltd.	283,285,111	29,433
	Patanjali Foods Ltd.	1,299,139	27,243
	Dr Reddy's Laboratories Ltd. ADR	1,970,589	27,234
	LIC Housing Finance Ltd.	3,953,885	27,191
	Tata Communications Ltd.	1,446,947	27,185
	Astral Ltd.	1,541,682	26,786
	National Aluminium Co. Ltd.	11,316,816	26,261
	Union Bank of India Ltd.	19,665,318	26,042
	Adani Total Gas Ltd.	3,507,679	25,902
	Exide Industries Ltd.	5,991,790	25,826
	Radico Khaitan Ltd.	1,022,895	25,678
*	Five-Star Business Finance Ltd.	2,793,381	25,376
	Mahindra & Mahindra Financial Services Ltd.	7,709,108	25,270
*	Delhivery Ltd.	6,748,354	24,915
	Hindustan Zinc Ltd.	4,805,452	24,876
	Canara Bank	23,070,065	24,693
	ACC Ltd.	1,053,681	24,316
	Computer Age Management Services Ltd.	585,033	24,202
	IRB Infrastructure Developers Ltd.	36,649,504	24,100
	Apollo Tyres Ltd.	4,792,575	24,077
	UNO Minda Ltd.	2,209,770	24,035
[2]	Wipro Ltd. ADR	6,545,438	24,022
	Biocon Ltd.	5,696,956	23,762
	Deepak Nitrite Ltd.	877,909	23,497
	Dalmia Bharat Ltd.	1,084,861	23,313
	Tata Chemicals Ltd.	2,017,233	22,895
	Steel Authority of India Ltd.	18,566,622	22,876
	Mazagon Dock Shipbuilders Ltd.	797,800	22,863
	United Breweries Ltd.	904,636	22,371
	Indian Bank	3,489,721	22,317
	Cholamandalam Financial Holdings Ltd.	1,258,773	22,013
	Brigade Enterprises Ltd.	1,631,167	21,933
[1]	L&T Technology Services Ltd.	349,623	21,872
	Lloyds Metals & Energy Ltd.	1,523,818	21,715
	Navin Fluorine International Ltd.	452,923	21,656
*	Aditya Birla Capital Ltd.	10,459,500	21,584
*,1	Krishna Institute of Medical Sciences Ltd.	3,043,010	21,339
	AIA Engineering Ltd.	500,066	21,226
	Gujarat Fluorochemicals Ltd.	513,656	21,155
	Indraprastha Gas Ltd.	9,111,320	21,136
	Multi Commodity Exchange of India Ltd.	320,092	21,083
	Amara Raja Energy & Mobility Ltd.	1,761,494	20,946
	Schaeffler India Ltd.	523,233	20,645
	Berger Paints India Ltd.	3,771,934	20,524
*	Indian Renewable Energy Development Agency Ltd.	8,800,283	20,402
	Thermax Ltd.	456,382	20,319
	Hitachi Energy India Ltd.	137,691	20,297
[1]	Aster DM Healthcare Ltd.	3,553,742	20,101
	Linde India Ltd.	277,475	19,996
	Tata Technologies Ltd.	2,191,347	19,861
	Angel One Ltd.	733,178	19,753
	Carborundum Universal Ltd.	1,444,505	19,743
	Central Depository Services India Ltd.	1,304,954	19,629
*	Aditya Birla Fashion & Retail Ltd.	6,113,801	19,249
	Apar Industries Ltd.	220,213	19,018
*	Kaynes Technology India Ltd.	345,012	19,006
	L&T Finance Ltd.	11,063,752	18,501
	Cyient Ltd.	1,105,577	18,487
	Emami Ltd.	2,710,627	18,403
[1]	Syngene International Ltd.	2,137,518	18,388

		Shares	Market Value ($000)
	Escorts Kubota Ltd.	440,350	18,378
	Piramal Pharma Ltd.	6,857,512	18,371
	Concord Biotech Ltd.	740,347	18,366
	JB Chemicals & Pharmaceuticals Ltd.	900,675	18,307
	Piramal Enterprises Ltd.	1,551,090	18,232
*	Amber Enterprises India Ltd.	242,578	18,126
	Redington Ltd.	7,625,923	18,113
[1]	Bandhan Bank Ltd.	10,345,844	17,999
	Elgi Equipments Ltd.	2,815,226	17,528
	Neuland Laboratories Ltd.	107,197	17,409
*	IIFL Finance Ltd.	4,245,304	17,399
	Ramco Cements Ltd.	1,640,581	17,322
	Nexus Select Trust	10,793,321	17,273
	Himadri Speciality Chemical Ltd.	3,023,114	17,169
	Housing & Urban Development Corp. Ltd.	6,504,152	17,142
	Aditya Birla Real Estate Ltd.	683,956	16,963
	Ajanta Pharma Ltd.	546,672	16,959
*	Reliance Power Ltd.	36,715,344	16,915
[1]	General Insurance Corp. of India	3,578,155	16,907
	Sundram Fasteners Ltd.	1,397,086	16,812
*	Global Health Ltd.	1,398,737	16,743
*	Inox Wind Ltd.	8,650,245	16,684
*,1	PNB Housing Finance Ltd.	1,637,571	16,530
[1]	Cochin Shipyard Ltd.	939,424	16,494
*	Suven Pharmaceuticals Ltd.	1,346,905	16,356
	Manappuram Finance Ltd.	7,145,851	16,094
	NCC Ltd.	5,501,500	15,922
	Bharat Dynamics Ltd.	1,061,413	15,915
*	Wockhardt Ltd.	968,703	15,768
	Natco Pharma Ltd.	1,164,853	15,739
	Sonata Software Ltd.	2,527,271	15,391
	Firstsource Solutions Ltd.	3,987,543	15,338
	Kalpataru Projects International Ltd.	1,258,824	15,331
	Atul Ltd.	211,424	15,314
	Bank of India	11,850,042	15,307
[1]	Dr Lal PathLabs Ltd.	463,128	15,221
	Great Eastern Shipping Co. Ltd.	1,338,158	15,148
	Zensar Technologies Ltd.	1,500,756	15,006
	Narayana Hrudayalaya Ltd.	937,007	14,963
	KEC International Ltd.	1,536,682	14,858
*	Star Health & Allied Insurance Co. Ltd.	2,976,173	14,851
	Gujarat Gas Ltd.	2,636,690	14,756
[1]	Nippon Life India Asset Management Ltd.	2,195,870	14,745
	Motherson Sumi Wiring India Ltd.	22,530,296	14,550
	PG Electroplast Ltd.	1,605,582	14,409
	Gujarat State Petronet Ltd.	3,619,547	14,392
	SKF India Ltd.	308,883	14,379
	Welspun Corp. Ltd.	1,683,789	14,370
	Aegis Logistics Ltd.	1,749,894	14,107
	NBCC India Ltd.	12,202,066	13,959
	LMW Ltd.	76,752	13,843
	Timken India Ltd.	419,958	13,823
*	Adani Wilmar Ltd.	4,503,898	13,801
	CRISIL Ltd.	219,961	13,794
	Karur Vysya Bank Ltd.	5,017,718	13,749
	Motilal Oswal Financial Services Ltd.	1,859,552	13,615
	Triveni Turbine Ltd.	1,769,483	13,608
	CESC Ltd.	8,188,012	13,455
	Bharti Hexacom Ltd.	861,545	13,400
	Grindwell Norton Ltd.	600,166	13,341
	Aarti Industries Ltd.	2,592,594	13,265
	Poly Medicure Ltd.	493,112	13,247
	Zee Entertainment Enterprises Ltd.	10,876,944	13,191
	Castrol India Ltd.	6,415,147	13,054
	Honeywell Automation India Ltd.	27,946	13,022
	GlaxoSmithKline Pharmaceuticals Ltd.	562,641	12,811
*	Poonawalla Fincorp Ltd.	3,557,476	12,696
	Birlasoft Ltd.	2,061,386	12,660
	UTI Asset Management Co. Ltd.	1,052,589	12,600
	Bata India Ltd.	842,225	12,574

		Shares	Market Value ($000)
	Sammaan Capital Ltd.	7,778,581	12,570
	3M India Ltd.	36,390	12,507
*	Reliance Infrastructure Ltd.	4,323,031	12,447
	Kajaria Ceramics Ltd.	1,088,718	12,424
[1]	Mindspace Business Parks REIT	2,860,584	12,347
*	Aavas Financiers Ltd.	617,164	12,160
*,1	Lemon Tree Hotels Ltd.	7,765,012	12,144
*	Affle India Ltd.	700,013	12,125
	HFCL Ltd.	10,688,782	12,034
	Ratnamani Metals & Tubes Ltd.	363,705	11,982
	Swan Energy Ltd.	1,891,126	11,968
*	Equinox India Developments Ltd.	7,145,645	11,953
*	EID Parry India Ltd.	1,264,316	11,919
	Chambal Fertilisers & Chemicals Ltd.	2,052,629	11,892
*	PVR Inox Ltd.	946,763	11,873
	Anant Raj Ltd.	1,726,529	11,848
	Tata Investment Corp. Ltd.	170,817	11,844
	Titagarh Rail System Ltd.	1,012,679	11,827
	EIH Ltd.	2,751,707	11,730
	Kirloskar Oil Engines Ltd.	1,111,958	11,560
	Praj Industries Ltd.	1,590,891	11,543
	Mahanagar Gas Ltd.	725,878	11,519
	Finolex Cables Ltd.	995,159	11,475
	KPR Mill Ltd.	1,070,288	11,466
*	Jaiprakash Power Ventures Ltd.	61,051,937	11,462
	Jubilant Pharmova Ltd. Class A	1,018,328	11,409
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	869,457	11,354
	NLC India Ltd.	4,445,583	11,313
[1]	Indian Energy Exchange Ltd.	5,602,500	11,237
[1]	RBL Bank Ltd.	5,933,597	11,224
	Granules India Ltd.	1,739,738	11,153
	Intellect Design Arena Ltd.	1,191,681	11,106
	BEML Ltd.	250,869	11,077
	Kfin Technologies Ltd.	877,129	10,986
	Asahi India Glass Ltd.	1,408,991	10,969
*	Devyani International Ltd.	5,588,342	10,818
	Whirlpool of India Ltd.	802,126	10,512
	SJVN Ltd.	9,378,889	10,480
	Ramkrishna Forgings Ltd.	1,157,946	10,448
	Zen Technologies Ltd.	521,453	10,417
	HBL Engineering Ltd.	1,508,633	10,337
	ZF Commercial Vehicle Control Systems India Ltd.	80,944	10,289
	Edelweiss Financial Services Ltd.	8,053,976	10,125
*	PTC Industries Ltd.	61,705	10,105
	Rainbow Children's Medicare Ltd.	607,795	9,987
	JSW Infrastructure Ltd.	3,152,643	9,943
*,1	Tejas Networks Ltd.	942,266	9,912
[1]	Endurance Technologies Ltd.	431,513	9,887
[1]	PowerGrid Infrastructure Investment Trust	10,453,215	9,854
	CMS Info Systems Ltd.	1,966,786	9,796
	Sobha Ltd.	631,276	9,624
	Bayer CropScience Ltd.	162,718	9,574
	Ceat Ltd.	290,669	9,566
	Nava Ltd.	1,876,562	9,522
	Newgen Software Technologies Ltd.	790,069	9,511
	eClerx Services Ltd.	268,469	9,441
	Can Fin Homes Ltd.	1,228,603	9,431
*	VA Tech Wabag Ltd.	591,485	9,330
	LT Foods Ltd.	2,049,596	9,195
	Finolex Industries Ltd.	3,858,464	9,107
	JBM Auto Ltd.	987,686	9,100
*,1	Eris Lifesciences Ltd.	642,728	9,098
	City Union Bank Ltd.	4,525,344	9,039
	Olectra Greentech Ltd.	534,939	9,001
	Hindustan Copper Ltd.	3,276,614	8,982
	Anand Rathi Wealth Ltd.	212,915	8,972
*	Gokaldas Exports Ltd.	822,561	8,962
	Sumitomo Chemical India Ltd.	1,518,582	8,951
	Jindal Saw Ltd.	3,089,258	8,892
	Marksans Pharma Ltd.	3,203,463	8,878

		Shares	Market Value ($000)
	Data Patterns India Ltd.	348,817	8,838
[1]	IndiaMart InterMesh Ltd.	369,891	8,798
	DCM Shriram Ltd.	652,502	8,780
	V-Guard Industries Ltd.	2,079,228	8,731
	Aptus Value Housing Finance India Ltd.	2,476,281	8,638
	Gillette India Ltd.	86,846	8,621
	Bank of Maharashtra	14,620,249	8,606
	Vedant Fashions Ltd.	795,008	8,543
	Balrampur Chini Mills Ltd.	1,517,699	8,509
	Nuvama Wealth Management Ltd.	130,909	8,437
*	Godrej Industries Ltd.	819,323	8,404
	Godfrey Phillips India Ltd.	160,873	8,354
*	Sapphire Foods India Ltd.	2,505,175	8,352
	Genus Power Infrastructures Ltd.	2,236,866	8,346
	CreditAccess Grameen Ltd.	669,712	8,333
[1]	ICICI Securities Ltd.	872,991	8,328
	CIE Automotive India Ltd.	1,554,425	8,304
	Jubilant Ingrevia Ltd.	1,030,872	8,264
*	Chalet Hotels Ltd.	925,505	8,216
[1]	IRCON International Ltd.	3,234,135	8,214
	Safari Industries India Ltd.	295,740	8,200
	Jyothy Labs Ltd.	1,775,741	8,137
	GHCL Ltd.	963,962	8,112
	Sun TV Network Ltd.	1,133,919	8,080
	Usha Martin Ltd.	2,045,721	8,041
	IIFL Capital Services Ltd.	2,741,149	7,978
	BASF India Ltd.	148,308	7,884
	Jupiter Life Line Hospitals Ltd.	417,325	7,819
	Bombay Burmah Trading Co.	317,150	7,729
	Voltamp Transformers Ltd.	80,066	7,697
	Shyam Metalics & Energy Ltd.	875,389	7,683
	Vardhman Textiles Ltd.	1,457,309	7,664
	Raymond Ltd.	440,433	7,655
	Century Plyboards India Ltd.	825,497	7,647
*	SignatureGlobal India Ltd.	549,876	7,636
	BLS International Services Ltd.	1,490,471	7,464
	Jupiter Wagons Ltd.	1,619,880	7,435
	Craftsman Automation Ltd.	154,058	7,408
	Action Construction Equipment Ltd.	499,998	7,402
	Sanofi India Ltd.	116,180	7,398
*	Westlife Foodworld Ltd.	881,235	7,367
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,145,333	7,305
*	Medplus Health Services Ltd.	874,823	7,293
*	NMDC Steel Ltd.	15,036,357	7,284
*	ITC Hotels Ltd.	3,837,941	7,220
	Bharti Airtel Ltd.	522,634	7,214
	TVS Holdings Ltd.	66,724	7,192
	Arvind Ltd.	1,851,147	7,190
	Aditya Birla Sun Life Asset Management Co. Ltd.	910,082	7,156
	JK Lakshmi Cement Ltd.	769,647	7,128
*	Onesource Specialty Pharma Ltd.	389,449	7,111
	Garden Reach Shipbuilders & Engineers Ltd.	381,421	7,093
	Engineers India Ltd.	3,593,141	7,056
	Elecon Engineering Co. Ltd.	1,145,308	7,020
	Kansai Nerolac Paints Ltd.	2,596,709	6,967
	IDBI Bank Ltd.	7,468,652	6,957
	Vinati Organics Ltd.	360,527	6,950
	Techno Electric & Engineering Co. Ltd.	557,535	6,896
[1]	Home First Finance Co. India Ltd.	598,003	6,852
*	Honasa Consumer Ltd.	2,703,866	6,849
	Gujarat State Fertilizers & Chemicals Ltd.	2,900,820	6,836
*	Nazara Technologies Ltd.	628,451	6,796
	ION Exchange India Ltd.	1,011,622	6,777
	Alembic Pharmaceuticals Ltd.	637,088	6,747
	Minda Corp. Ltd.	1,022,155	6,702
	AstraZeneca Pharma India Ltd.	80,341	6,696
	Akzo Nobel India Ltd.	152,844	6,677
	JM Financial Ltd.	5,259,312	6,646
*	Sanofi Consumer Healthcare India Ltd.	122,279	6,614
*	Hindustan Construction Co. Ltd.	17,714,010	6,513

		Shares	Market Value ($000)
	Godawari Power & Ispat Ltd.	3,145,740	6,504
	Bikaji Foods International Ltd.	814,724	6,477
*	Go Digit General Insurance Ltd.	1,884,093	6,463
	CCL Products India Ltd.	899,065	6,440
*,1	Metropolis Healthcare Ltd.	311,166	6,432
	Sudarshan Chemical Industries Ltd.	549,330	6,318
	Electrosteel Castings Ltd.	4,270,423	6,287
	NIIT Learning Systems Ltd.	1,154,388	6,273
	Mastek Ltd.	208,853	6,228
	KNR Constructions Ltd.	1,806,816	6,162
	Strides Pharma Science Ltd.	778,899	6,158
	Zydus Wellness Ltd.	290,105	6,143
*	India Cements Ltd.	2,018,212	6,136
	ITD Cementation India Ltd.	987,778	6,133
	Gujarat Pipavav Port Ltd.	3,510,920	6,123
*	Raymond Lifestyle Ltd.	355,875	6,059
	Relaxo Footwears Ltd.	956,381	6,058
[1]	New India Assurance Co. Ltd.	2,895,985	6,050
	Happiest Minds Technologies Ltd.	749,740	5,936
	Kirloskar Pneumatic Co. Ltd.	453,373	5,914
[1]	Quess Corp. Ltd.	862,464	5,907
	AurionPro Solutions Ltd.	343,818	5,907
	Texmaco Rail & Engineering Ltd.	2,608,763	5,881
*	Schneider Electric Infrastructure Ltd.	743,486	5,845
	JK Tyre & Industries Ltd.	1,596,956	5,828
	Blue Dart Express Ltd.	75,884	5,752
	Trident Ltd.	15,988,309	5,704
	Avanti Feeds Ltd.	699,902	5,702
	RR Kabel Ltd.	404,520	5,701
[1]	Sansera Engineering Ltd.	386,404	5,614
	KSB Ltd.	688,935	5,570
	Tanla Platforms Ltd.	876,639	5,566
*	Nuvoco Vistas Corp. Ltd.	1,370,777	5,531
	Mrs Bectors Food Specialities Ltd.	324,955	5,513
	Garware Technical Fibres Ltd.	581,345	5,496
	PNC Infratech Ltd.	1,493,424	5,468
*	IFCI Ltd.	8,415,339	5,430
*	Tata Teleservices Maharashtra Ltd.	6,529,355	5,380
	Saregama India Ltd.	979,191	5,363
	Procter & Gamble Health Ltd.	85,965	5,339
[1]	Equitas Small Finance Bank Ltd.	6,946,931	5,315
	Railtel Corp. of India Ltd.	1,137,978	5,313
	Jammu & Kashmir Bank Ltd.	4,572,314	5,224
	Metro Brands Ltd.	381,593	5,207
[1]	Godrej Agrovet Ltd.	618,408	5,203
*	Sterling & Wilson Renewable	1,364,223	5,187
	Graphite India Ltd.	942,482	5,156
*	Rategain Travel Technologies Ltd.	640,286	5,142
	PTC India Ltd.	3,076,754	5,091
	Vesuvius India Ltd.	101,371	5,006
	Infibeam Avenues Ltd.	19,181,797	5,003
	EPL Ltd.	1,905,345	5,001
	Arvind Fashions Ltd.	900,404	4,995
	Clean Science & Technology Ltd.	301,519	4,989
	Fine Organic Industries Ltd.	97,053	4,978
	Welspun Living Ltd.	3,144,428	4,976
	Cera Sanitaryware Ltd.	64,120	4,942
	RITES Ltd.	1,623,691	4,871
	Shipping Corp. of India Ltd.	2,166,452	4,859
	South Indian Bank Ltd.	16,135,289	4,800
	HEG Ltd.	1,052,290	4,780
	TTK Prestige Ltd.	555,978	4,734
	Bajaj Electricals Ltd.	584,646	4,729
	Karnataka Bank Ltd.	2,133,507	4,698
	Care Ratings Ltd.	329,200	4,696
*	V-Mart Retail Ltd.	126,127	4,660
	Mahindra Lifespace Developers Ltd.	961,481	4,624
	Orient Electric Ltd.	1,819,996	4,600
*	RattanIndia Power Ltd.	35,881,388	4,582
	Archean Chemical Industries Ltd.	679,666	4,576

		Shares	Market Value ($000)
*	Shree Renuka Sugars Ltd.	10,516,390	4,569
*	Chemplast Sanmar Ltd.	835,653	4,569
	Rhi Magnesita India Ltd.	829,088	4,515
	Birla Corp. Ltd.	335,204	4,505
*	Sheela Foam Ltd.	426,766	4,503
	Cello World Ltd.	589,694	4,433
	Route Mobile Ltd.	320,993	4,424
[1]	KPI Green Energy Ltd.	1,049,359	4,417
[1]	Ujjivan Small Finance Bank Ltd.	10,688,068	4,413
	Capri Global Capital Ltd.	2,143,923	4,393
*	Dhani Services Ltd.	4,913,544	4,379
*	MTAR Technologies Ltd.	233,731	4,377
*	Sterlite Technologies Ltd.	3,499,162	4,372
	Astra Microwave Products Ltd.	506,356	4,323
	Supreme Petrochem Ltd.	609,868	4,304
*	Restaurant Brands Asia Ltd.	5,138,037	4,296
	GMM Pfaudler Ltd.	311,478	4,267
	Rain Industries Ltd.	2,560,754	4,263
[1]	IRB InvIT Fund	6,373,754	4,230
	JK Paper Ltd.	989,306	4,186
	Tamilnad Mercantile Bank Ltd.	808,083	4,078
	Chennai Petroleum Corp. Ltd.	642,983	4,001
	Balaji Amines Ltd.	201,441	3,989
*	Network18 Media & Investments Ltd.	6,532,041	3,957
	VIP Industries Ltd.	905,488	3,875
	Syrma SGS Technology Ltd.	631,407	3,866
	Mangalore Refinery & Petrochemicals Ltd.	2,596,418	3,860
	Gateway Distriparks Ltd.	4,393,559	3,848
*	TVS Supply Chain Solutions Ltd.	2,328,831	3,822
*	Central Bank of India Ltd.	6,375,951	3,810
*	Rajesh Exports Ltd.	1,767,429	3,800
	Maharashtra Seamless Ltd.	524,617	3,743
	Polyplex Corp. Ltd.	279,105	3,643
*	TeamLease Services Ltd.	129,237	3,635
*	Borosil Renewables Ltd.	589,501	3,577
	Alkyl Amines Chemicals	181,607	3,553
	Rallis India Ltd.	1,254,320	3,473
*	G R Infraprojects Ltd.	233,864	3,441
*	Alok Industries Ltd.	15,988,481	3,440
	NOCIL Ltd.	1,246,280	3,341
	Suprajit Engineering Ltd.	693,884	3,249
	Symphony Ltd.	221,867	3,180
*	Campus Activewear Ltd.	996,514	3,123
	KRBL Ltd.	950,571	3,022
	Thomas Cook India Ltd.	1,672,348	2,985
	Galaxy Surfactants Ltd.	106,109	2,921
*	Jai Balaji Industries Ltd.	1,754,703	2,721
	Paisalo Digital Ltd.	5,431,407	2,707
	DCB Bank Ltd.	1,966,777	2,700
*	Just Dial Ltd.	260,331	2,670
	Kaveri Seed Co. Ltd.	254,918	2,654
[1]	Dilip Buildcon Ltd.	520,988	2,604
*,3	Brightcom Group Ltd.	21,948,203	2,597
	Bajaj Consumer Care Ltd.	1,072,786	2,339
	Vaibhav Global Ltd.	689,603	2,169
	NIIT Ltd.	1,211,073	2,076
	Vakrangee Ltd.	7,329,363	2,011
	Pfizer Ltd.	32,111	1,678
	Allcargo Logistics Ltd.	3,338,804	1,621
*	Sun Pharma Advanced Research Co. Ltd.	785,712	1,443
	Transformers & Rectifiers India Ltd.	82,325	841
*	GMR Power & Urban Infra Ltd.	462,842	565
	Sarda Energy & Minerals Ltd.	99,914	544
*	Shilpa Medicare Ltd.	53,888	440
	Orient Cement Ltd.	97,632	382
	Anup Engineering Ltd.	9,047	294
*	Websol Energy System Ltd.	12,405	192
*	Max Estates Ltd.	29,620	181

		Shares	Market Value ($000)
	Garware Hi-Tech Films Ltd.	2,509	105
			23,863,757
Indonesia (1.7%)
	Bank Central Asia Tbk. PT	708,575,550	409,330
	Bank Rakyat Indonesia Persero Tbk. PT	890,024,760	229,829
	Bank Mandiri Persero Tbk. PT	565,699,750	207,851
	Telkom Indonesia Persero Tbk. PT	590,837,452	95,154
	Astra International Tbk. PT	257,142,781	75,558
*	Amman Mineral Internasional PT	160,088,000	73,749
*	GoTo Gojek Tokopedia Tbk. PT Class A	12,260,434,500	60,737
	Bank Negara Indonesia Persero Tbk. PT	189,362,952	55,091
	Sumber Alfaria Trijaya Tbk. PT	244,002,000	42,956
*	Bumi Resources Minerals Tbk. PT	1,269,115,425	29,693
	United Tractors Tbk. PT	19,294,027	29,439
	Indofood Sukses Makmur Tbk. PT	55,930,308	26,918
	Charoen Pokphand Indonesia Tbk. PT	92,176,023	26,400
	Indofood CBP Sukses Makmur Tbk. PT	28,342,347	19,981
	Alamtri Resources Indonesia Tbk. PT	136,022,279	19,424
	Kalbe Farma Tbk. PT	240,299,284	18,635
*	Merdeka Copper Gold Tbk. PT	193,491,100	18,467
	Barito Pacific Tbk. PT	323,261,025	18,176
*	Petrindo Jaya Kreasi Tbk. PT	20,378,633	18,029
	Perusahaan Gas Negara Tbk. PT	137,133,479	13,427
	Indah Kiat Pulp & Paper Tbk. PT	32,443,368	13,405
	Japfa Comfeed Indonesia Tbk. PT	91,274,000	11,149
*	Bumi Resources Tbk. PT	1,508,994,295	10,896
	Elang Mahkota Teknologi Tbk. PT	313,618,200	10,838
	Mitra Keluarga Karyasehat Tbk. PT	72,537,000	10,764
	Indosat Tbk. PT	71,548,400	10,117
	Bank Syariah Indonesia Tbk. PT	53,769,690	9,620
	Sarana Menara Nusantara Tbk. PT	243,435,200	9,455
	Dayamitra Telekomunikasi PT	240,396,000	9,450
	Aneka Tambang Tbk.	106,739,510	9,070
	Bukit Asam Tbk. PT	53,847,644	8,879
*	Bank Jago Tbk. PT	62,797,700	8,636
	Siloam International Hospitals Tbk. PT	45,382,855	8,485
	XL Axiata Tbk. PT	58,164,608	8,089
	Indo Tambangraya Megah Tbk. PT	4,966,480	7,890
	Semen Indonesia Persero Tbk. PT	43,998,007	7,573
	Jasa Marga Persero Tbk. PT	28,954,904	7,506
	AKR Corporindo Tbk. PT	109,373,725	7,434
	Mitra Adiperkasa Tbk. PT	93,616,026	7,372
	Unilever Indonesia Tbk. PT	72,866,355	7,271
	Pakuwon Jati Tbk. PT	295,205,667	7,131
	Mayora Indah Tbk. PT	45,445,000	6,827
	Ciputra Development Tbk. PT	112,797,550	6,793
	ESSA Industries Indonesia Tbk. PT	129,663,945	6,746
	Indocement Tunggal Prakarsa Tbk. PT	18,203,401	6,559
	Map Aktif Adiperkasa PT	106,452,900	6,397
	Cisarua Mountain Dairy PT Tbk.	20,690,632	6,228
*	Bank Pan Indonesia Tbk. PT	53,639,700	6,030
*	Bukalapak.com PT Tbk.	822,947,800	5,931
*	Bumi Serpong Damai Tbk. PT	98,738,201	5,751
*	Panin Financial Tbk. PT	219,355,231	5,669
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,750,300	5,601
	BFI Finance Indonesia Tbk. PT	103,381,500	5,576
	Medco Energi Internasional Tbk. PT	84,363,742	5,559
*	Vale Indonesia Tbk. PT	26,547,130	4,872
	Avia Avian Tbk. PT	190,181,800	4,778
*	Adaro Minerals Indonesia Tbk. PT	77,333,699	4,769
	Summarecon Agung Tbk. PT	164,455,408	4,650
	PT Tower Bersama Infrastructure Tbk.	36,289,221	4,611
	Trimegah Bangun Persada Tbk. PT	103,374,100	4,469
	Bank Tabungan Negara Persero Tbk. PT	66,560,556	4,250
	Aspirasi Hidup Indonesia Tbk. PT	89,553,456	4,191
*	Gudang Garam Tbk. PT	5,693,930	3,927
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,160
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	75,289,000	2,655
	Matahari Department Store Tbk. PT	25,739,667	2,516

		Shares	Market Value ($000)
*	Lippo Karawaci Tbk. PT	429,906,288	2,396
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,395
*	Timah Tbk. PT	35,634,874	2,192
	Surya Citra Media Tbk. PT	187,743,355	2,080
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	32,943,630	1,899
	Bank BTPN Syariah Tbk. PT	31,867,700	1,806
	Astra Agro Lestari Tbk. PT	4,963,013	1,788
*	MNC Digital Entertainment Tbk. PT	37,629,125	1,610
*	Bank Neo Commerce Tbk. PT	124,272,905	1,599
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,401
*	Media Nusantara Citra Tbk. PT	72,254,124	1,241
*	Global Mediacom Tbk. PT	106,920,903	1,193
	MD Entertainment Tbk. PT	1,857,070	453
*	Smartfren Telecom Tbk. PT	172,693,800	253
			1,830,695
Kuwait (0.9%)
	Kuwait Finance House KSCP	146,088,640	371,861
	National Bank of Kuwait SAKP	101,506,327	316,930
	Mobile Telecommunications Co. KSCP	28,124,970	41,215
	Boubyan Bank KSCP	18,384,864	37,399
	Gulf Bank KSCP	27,900,052	27,817
	Mabanee Co. KPSC	9,026,894	23,278
	National Industries Group Holding SAK	25,151,127	21,587
	Agility Public Warehousing Co. KSC	19,119,082	15,534
*	Warba Bank KSCP	14,862,835	11,359
	Boubyan Petrochemicals Co. KSCP	5,177,008	11,176
	Al Ahli Bank of Kuwait KSCP	11,622,281	11,171
	Boursa Kuwait Securities Co. KPSC	1,394,257	11,023
	Humansoft Holding Co. KSC	1,261,805	10,495
	Kuwait Real Estate Co. KSC	9,340,079	9,984
	Commercial Real Estate Co. KSC	15,488,885	9,882
	Burgan Bank SAK	13,972,001	9,360
	Kuwait International Bank KSCP	12,227,819	8,155
*	Kuwait Projects Co. Holding KSCP	24,332,356	7,638
	Gulf Cables & Electrical Industries Group Co. KSCP	1,234,953	7,248
	Salhia Real Estate Co. KSCP	5,409,763	7,236
	Kuwait Telecommunications Co.	3,482,237	6,290
	Integrated Holding Co. KCSC	2,276,334	3,828
*	National Real Estate Co. KPSC	13,954,613	3,602
*	Jazeera Airways Co. KSCP	896,169	2,757
*	Alimtiaz Investment Group KSC	13,047,976	2,638
			989,463
Malaysia (2.0%)
	Malayan Banking Bhd.	97,566,772	226,194
	CIMB Group Holdings Bhd.	107,072,008	192,209
	Public Bank Bhd.	190,108,990	183,628
	Tenaga Nasional Bhd.	59,006,151	179,859
	IHH Healthcare Bhd.	40,155,335	64,467
	Gamuda Bhd.	65,031,034	58,766
	Press Metal Aluminium Holdings Bhd.	47,822,040	52,368
	SD Guthrie Bhd.	46,598,079	50,563
	Petronas Gas Bhd.	12,065,563	46,474
	AMMB Holdings Bhd.	36,176,845	45,726
	MISC Bhd.	27,596,096	44,761
	Celcomdigi Bhd.	52,201,433	43,846
	RHB Bank Bhd.	26,997,200	38,925
	Petronas Chemicals Group Bhd.	36,724,112	38,277
	Hong Leong Bank Bhd.	8,280,272	37,451
	Malaysia Airports Holdings Bhd.	14,357,234	35,224
	Kuala Lumpur Kepong Bhd.	7,329,557	32,679
	IOI Corp. Bhd.	38,673,290	32,217
	Maxis Bhd.	38,098,760	29,699
	Axiata Group Bhd.	59,262,749	29,449
	YTL Corp. Bhd.	64,390,250	27,390
	Sime Darby Bhd.	52,541,036	26,454
	Sunway Bhd.	25,941,800	25,241
	PPB Group Bhd.	9,094,360	24,349
	IJM Corp. Bhd.	43,409,434	23,167
	Telekom Malaysia Bhd.	15,567,078	22,985

		Shares	Market Value ($000)
	YTL Power International Bhd.	32,821,200	22,958
	Inari Amertron Bhd.	39,748,000	22,463
	Genting Bhd.	27,371,024	22,252
	QL Resources Bhd.	21,518,745	22,029
[1]	MR DIY Group M Bhd.	58,082,950	21,828
	Dialog Group Bhd.	49,575,960	21,077
	Petronas Dagangan Bhd.	4,464,507	19,637
	Genting Malaysia Bhd.	38,532,237	19,236
	Alliance Bank Malaysia Bhd.	15,078,417	17,573
*	Top Glove Corp. Bhd.	65,333,590	17,525
	Nestle Malaysia Bhd.	823,557	16,601
	Hartalega Holdings Bhd.	21,870,510	16,196
	Yinson Holdings Bhd.	28,444,340	14,854
	TIME dotCom Bhd.	14,260,980	14,853
	KPJ Healthcare Bhd.	28,930,400	14,620
	My EG Services Bhd.	68,178,200	14,540
	Bursa Malaysia Bhd.	7,738,700	14,485
	United Plantations Bhd.	2,057,400	14,123
	Sime Darby Property Bhd.	44,332,055	14,031
	Frontken Corp. Bhd.	16,404,150	13,800
	Hong Leong Financial Group Bhd.	3,213,341	13,031
	Fraser & Neave Holdings Bhd.	2,074,900	11,829
	SP Setia Bhd. Group	33,227,945	10,018
	Kossan Rubber Industries Bhd.	19,659,200	9,850
	IOI Properties Group Bhd.	19,856,400	9,371
	HAP Seng Consolidated Bhd.	11,698,600	8,656
	Axis REIT	21,320,100	8,510
	VS Industry Bhd.	35,667,000	8,356
	Heineken Malaysia Bhd.	1,530,573	8,345
*	Bumi Armada Bhd.	52,333,928	7,723
	Scientex Bhd.	7,976,400	7,207
	Mah Sing Group Bhd.	20,420,034	6,471
	CTOS Digital Bhd.	23,285,000	6,203
	Pentamaster Corp. Bhd.	7,883,450	6,077
	IGB REIT	11,509,800	5,601
*	Greatech Technology Bhd.	12,026,200	5,380
	MBSB Bhd.	32,367,600	5,183
	Malaysian Pacific Industries Bhd.	1,026,500	5,099
	Bank Islam Malaysia Bhd.	8,984,950	4,934
*	Supermax Corp. Bhd.	20,396,229	4,884
	UEM Sunrise Bhd.	20,475,600	4,236
*	Berjaya Corp. Bhd.	60,563,459	4,128
	Sports Toto Bhd.	11,234,760	3,931
	Bermaz Auto Bhd.	12,412,200	3,559
	D&O Green Technologies Bhd.	8,812,900	3,487
	Syarikat Takaful Malaysia Keluarga Bhd.	4,084,000	3,311
	Padini Holdings Bhd.	7,407,355	3,304
	Malaysian Resources Corp. Bhd.	28,642,700	3,198
	Hibiscus Petroleum Bhd.	7,584,520	3,121
	British American Tobacco Malaysia Bhd.	1,933,234	3,110
	Carlsberg Brewery Malaysia Bhd.	676,509	3,012
*	Dagang NeXchange Bhd.	35,342,600	2,878
*	UWC Bhd.	4,641,700	2,863
*	Chin Hin Group Bhd.	5,488,083	2,779
	Cahya Mata Sarawak Bhd.	11,343,100	2,682
	DRB-Hicom Bhd.	12,096,400	2,678
	Velesto Energy Bhd.	60,415,127	2,569
*	WCT Holdings Bhd.	11,980,664	2,236
	FGV Holdings Bhd.	8,148,300	2,008
*	Astro Malaysia Holdings Bhd.	22,582,973	1,113
*,1	Lotte Chemical Titan Holding Bhd.	7,483,647	964
	Westports Holdings Bhd.	347,599	357
	ViTrox Corp. Bhd.	322,500	280
	Sunway REIT	526,146	223
*	PMB Technology Bhd.	343,253	132
			2,181,936
Mexico (1.9%)
	Grupo Financiero Banorte SAB de CV	37,052,240	256,051
	America Movil SAB de CV Class B	288,572,256	201,508

		Shares	Market Value ($000)
	Grupo Mexico SAB de CV Class B	40,617,633	199,129
	Fomento Economico Mexicano SAB de CV	22,436,123	190,721
	Wal-Mart de Mexico SAB de CV	66,418,937	172,185
	Cemex SAB de CV	195,820,354	116,233
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,093,096	94,135
	Grupo Bimbo SAB de CV Class A	28,037,343	73,618
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,451,316	66,610
	Arca Continental SAB de CV	6,552,915	59,888
*	Grupo Financiero Inbursa SAB de CV	27,521,461	58,517
	Coca-Cola Femsa SAB de CV	6,794,387	53,376
	Gruma SAB de CV Class B	2,316,867	40,153
	Fibra Uno Administracion SA de CV	37,153,502	38,513
	Prologis Property Mexico SA de CV	11,977,260	37,339
	Grupo Carso SAB de CV	6,233,343	35,736
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,515,868	33,192
*	Industrias Penoles SAB de CV	2,259,022	31,958
	Alfa SAB de CV Class A	35,443,441	29,026
	Corp. Inmobiliaria Vesta SAB de CV	11,067,183	28,931
	Promotora y Operadora de Infraestructura SAB de CV	2,878,844	27,200
[1]	Banco del Bajio SA	9,075,218	20,724
	Regional SAB de CV	3,128,308	20,438
	GCC SAB de CV	2,150,307	19,982
	Grupo Comercial Chedraui SA de CV	3,321,771	19,145
	Qualitas Controladora SAB de CV	2,224,152	18,499
	Gentera SAB de CV	12,869,644	16,887
	Kimberly-Clark de Mexico SAB de CV Class A	10,904,462	16,302
[1]	FIBRA Macquarie Mexico	9,933,680	15,139
	Alsea SAB de CV	6,738,917	14,358
	Genomma Lab Internacional SAB de CV Class B	9,661,568	13,162
	El Puerto de Liverpool SAB de CV	2,555,146	12,799
	Grupo Televisa SAB	27,533,595	10,497
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,659,977	9,875
	Bolsa Mexicana de Valores SAB de CV	6,132,275	9,437
	Megacable Holdings SAB de CV	3,926,286	7,742
	Orbia Advance Corp. SAB de CV	11,911,640	7,593
	Operadora De Sites Mexicanos SAB de CV	14,583,067	6,939
	Becle SAB de CV	6,910,218	6,126
	La Comer SAB de CV	3,521,067	5,755
*,1	Grupo Traxion SAB de CV Class A	4,783,834	3,851
	Alpek SAB de CV Class A	4,308,120	3,056
*,1	Nemak SAB de CV	23,975,962	2,684
	Concentradora Fibra Danhos SA de CV	2,341,746	2,398
	Grupo Rotoplas SAB de CV	2,603,617	2,221
*	Ollamani SAB	540,462	929
*,3	Empresas ICA SAB de CV	104,678	—
			2,110,557
Philippines (0.5%)
	International Container Terminal Services Inc.	14,041,801	83,843
	BDO Unibank Inc.	30,060,032	70,765
	SM Prime Holdings Inc.	137,406,178	54,340
	Bank of the Philippine Islands	26,839,151	53,465
	Ayala Corp.	4,063,520	37,827
	Ayala Land Inc.	93,517,527	35,583
	Metropolitan Bank & Trust Co.	22,983,055	27,247
	PLDT Inc.	1,156,209	26,461
	Manila Electric Co.	3,346,323	25,651
	Jollibee Foods Corp.	5,560,899	21,132
	Globe Telecom Inc.	419,909	15,878
	Universal Robina Corp.	11,137,781	11,586
	GT Capital Holdings Inc.	1,304,652	11,041
[1]	Monde Nissin Corp.	93,299,400	10,603
	JG Summit Holdings Inc.	38,000,468	10,499
	Century Pacific Food Inc.	15,895,387	9,978
	Semirara Mining & Power Corp. Class A	15,811,928	9,369
	Converge Information & Communications Technology Solutions Inc.	32,184,200	8,794
	DMCI Holdings Inc.	45,127,597	8,420
	AREIT Inc.	11,196,900	8,052
	LT Group Inc.	36,723,850	6,705
	ACEN Corp.	122,131,994	6,479

		Shares	Market Value ($000)
	Robinsons Land Corp.	25,119,807	5,403
	Puregold Price Club Inc.	11,963,856	5,060
	Megaworld Corp.	113,674,303	3,441
*	Bloomberry Resorts Corp.	56,155,249	3,293
	D&L Industries Inc.	30,433,190	3,120
	Wilcon Depot Inc.	18,594,800	2,671
	First Gen Corp.	4,977,785	1,445
*	Cebu Air Inc.	2,618,253	1,299
	Alliance Global Group Inc.	9,269,585	954
	DigiPlus Interactive Corp.	770,300	354
	San Miguel Corp.	235,708	263
	Aboitiz Power Corp.	336,830	230
			581,251
Qatar (0.8%)
	Qatar National Bank QPSC	57,276,039	262,631
	Qatar Islamic Bank QPSC	21,769,248	123,147
	Industries Qatar QSC	20,504,461	77,314
	Commercial Bank PSQC	43,255,197	54,619
	Al Rayan Bank	81,062,446	53,145
	Qatar International Islamic Bank QSC	15,432,374	45,103
	Ooredoo QPSC	12,285,893	43,595
	Qatar Gas Transport Co. Ltd.	35,406,996	41,885
	Qatar Navigation QSC	13,461,168	40,480
	Mesaieed Petrochemical Holding Co.	79,713,195	33,494
	Qatar Fuel QSC	7,575,985	31,871
	Qatar Electricity & Water Co. QSC	5,966,924	25,934
	Dukhan Bank	22,611,177	22,902
	Barwa Real Estate Co.	28,158,045	22,140
	Doha Bank QPSC	31,376,565	17,829
	Qatar Aluminum Manufacturing Co.	31,723,511	11,909
	Gulf International Services QSC	11,788,896	10,935
	United Development Co. QSC	23,958,300	7,568
	Vodafone Qatar QSC	13,371,493	7,568
*	Ezdan Holding Group QSC	20,814,698	5,636
	Al Meera Consumer Goods Co. QSC	1,303,304	5,207
			944,912
Romania (0.1%)
	Banca Transilvania SA	10,487,165	59,886
	OMV Petrom SA	226,322,287	34,358
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	979,996	25,057
	Societatea Nationala Nuclearelectrica SA	742,577	6,322
	Societatea Energetica Electrica SA	2,063,969	6,015
*	MED Life SA	4,261,092	5,228
	One United Properties SA	31,406,387	2,770
*	Teraplast SA	16,359,852	1,427
	TTS Transport Trade Services SA	822,217	883
			141,946
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Surgutneftegas PAO ADR	144,600	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Severstal PAO GDR	206,805	—
*,3	Polyus PJSC	126,939	—
*,3	Raspadskaya OJSC	910,080	—
*,3	Mechel PJSC	3,089,565	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	VTB Bank PJSC	13,697,647	—
*,3	Sistema AFK PAO	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,1,3	Segezha Group PJSC	18,427,200	—

		Shares	Market Value ($000)
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (4.5%)
	Al Rajhi Bank	25,098,385	661,949
[1]	Saudi Arabian Oil Co.	73,617,628	544,758
	Saudi National Bank	37,262,422	339,411
	ACWA Power Co.	2,756,940	300,620
	Saudi Telecom Co.	24,356,040	282,244
	Saudi Basic Industries Corp.	11,512,403	205,611
*	Saudi Arabian Mining Co.	15,504,317	201,128
	Riyad Bank	18,796,510	146,744
	Alinma Bank	15,723,696	125,089
	Saudi Awwal Bank	12,139,937	116,284
	Elm Co.	330,118	102,526
	Dr Sulaiman Al Habib Medical Services Group Co.	1,279,885	99,701
	SABIC Agri-Nutrients Co.	2,983,297	91,461
	Almarai Co. JSC	5,328,741	83,637
	Bank AlBilad	7,860,935	83,564
	Etihad Etisalat Co.	4,856,193	74,914
	Banque Saudi Fransi	15,335,587	65,617
	Arab National Bank	11,407,312	65,029
	Bupa Arabia for Cooperative Insurance Co.	961,971	47,698
	Saudi Electricity Co.	9,919,344	44,991
	Co. for Cooperative Insurance	962,070	38,942
	Yanbu National Petrochemical Co.	3,604,375	36,033
*	Saudi Research & Media Group	503,923	35,663
	Saudi Tadawul Group Holding Co.	631,619	35,413
	Riyadh Cables Group Co.	915,658	34,585
*	Bank Al-Jazira	6,474,291	32,500
	Saudi Investment Bank	8,059,133	32,432
	Mouwasat Medical Services Co.	1,239,013	30,411
*	Dar Al Arkan Real Estate Development Co.	6,815,377	29,974
*	Al Rajhi Co. for Co-operative Insurance	638,314	29,563
	Arabian Internet & Communications Services Co.	329,004	27,967
	Sahara International Petrochemical Co.	4,462,377	27,721
	Ades Holding Co.	5,686,630	27,203
	Jarir Marketing Co.	7,757,335	26,501
	Aldrees Petroleum & Transport Services Co.	648,245	24,546
	Astra Industrial Group Co.	461,554	23,122
	SAL Saudi Logistics Services	315,940	23,052
	Saudi Industrial Investment Group	4,430,410	20,707
	Dallah Healthcare Co.	478,623	20,313
*	Savola Group	1,909,054	19,836
	Saudi Aramco Base Oil Co.	663,024	19,703
	Nahdi Medical Co.	619,114	19,467
	Catrion Catering Holding Co.	534,143	18,869
	Saudia Dairy & Foodstuff Co.	201,929	17,784
*	Saudi Kayan Petrochemical Co.	9,720,203	17,669
	Saudi Ground Services Co.	1,151,552	16,513
	Leejam Sports Co. JSC	333,734	16,202
	Abdullah Al Othaim Markets Co.	5,659,467	16,143
	Jamjoom Pharmaceuticals Factory Co.	353,599	15,405
	Mobile Telecommunications Co. Saudi Arabia	5,434,165	15,351
*	Saudi Chemical Co. Holding	5,361,926	14,783
*	Advanced Petrochemical Co.	1,663,191	13,925
[1]	Arabian Centres Co.	2,415,510	13,661
	United Electronics Co.	511,015	13,405
*,2	National Agriculture Development Co.	1,952,612	13,323
	Power & Water Utility Co. for Jubail & Yanbu	967,066	13,246
	Electrical Industries Co.	6,703,594	13,049
	Yamama Cement Co.	1,294,285	12,970
	National Gas & Industrialization Co.	461,041	12,927
*	Saudi Real Estate Co.	1,758,693	12,586
*	Seera Group Holding	1,910,799	12,260
	National Medical Care Co.	287,607	12,114
	Al Hammadi Holding	1,030,117	12,108
	National Co. for Learning & Education	247,521	12,010
*	National Industrialization Co.	4,385,012	11,943
*	Middle East Healthcare Co.	541,586	11,791

		Shares	Market Value ($000)
*	Rabigh Refining & Petrochemical Co.	5,290,543	11,531
*	Dr Soliman Abdel Kader Fakeeh Hospital Co.	620,604	11,279
	Arriyadh Development Co.	1,204,186	11,165
	Retal Urban Development Co. Class A	2,458,355	11,117
	United International Transportation Co.	484,307	11,060
*	Emaar Economic City	2,243,579	10,860
	Saudi Cement Co.	921,244	10,634
	Arabian Drilling Co.	352,414	9,963
	Al Masane Al Kobra Mining Co.	578,164	9,648
*	Arabian Contracting Services Co.	226,482	9,259
	Qassim Cement Co.	635,746	9,016
	Saudi Automotive Services Co.	441,974	8,632
*	AlKhorayef Water & Power Technologies Co.	204,587	8,455
	Al-Dawaa Medical Services Co.	361,830	7,685
	East Pipes Integrated Co. for Industry	183,798	7,648
	Southern Province Cement Co.	824,772	7,463
*	Al Moammar Information Systems Co.	180,355	7,457
*	Perfect Presentation For Commercial Services Co.	1,832,797	7,063
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	753,441	6,807
	BinDawood Holding Co.	3,800,274	6,676
	Yanbu Cement Co.	984,906	6,558
	Bawan Co.	411,190	6,368
	Etihad Atheeb Telecommunication Co.	215,251	5,985
*	Saudi Ceramic Co.	624,691	5,951
	Almunajem Foods Co.	226,081	5,920
	Al Rajhi REIT	2,206,020	4,949
	Eastern Province Cement Co.	484,607	4,612
*	Middle East Paper Co.	452,305	4,584
	City Cement Co.	806,433	4,444
*	Saudi Public Transport Co.	798,427	4,331
*	Zamil Industrial Investment Co.	413,316	3,815
	Arabian Cement Co.	522,767	3,755
*	Sinad Holding Co.	839,171	3,247
*	Saudi Reinsurance Co.	110,713	1,746
*	Herfy Food Services Co.	237,288	1,617
	Northern Region Cement Co.	434,363	1,115
*	Najran Cement Co.	335,095	810
			4,891,892
South Africa (3.3%)
	Naspers Ltd.	2,243,485	472,995
	FirstRand Ltd.	64,107,215	260,820
	Standard Bank Group Ltd.	16,927,713	197,332
	Gold Fields Ltd.	11,254,205	192,286
	Anglogold Ashanti plc	6,377,743	192,039
	Capitec Bank Holdings Ltd.	1,175,893	187,225
	MTN Group Ltd.	22,051,491	135,264
	Bid Corp. Ltd.	4,248,240	108,178
	Absa Group Ltd.	10,563,034	104,780
	Shoprite Holdings Ltd.	6,068,130	92,626
	Sanlam Ltd.	21,244,569	92,621
	Nedbank Group Ltd.	5,955,179	87,617
	Harmony Gold Mining Co. Ltd.	6,950,913	79,084
	Discovery Ltd.	6,762,252	65,453
	Bidvest Group Ltd.	4,353,065	59,383
[2]	Clicks Group Ltd.	3,051,271	58,714
	NEPI Rockcastle NV	7,653,073	57,685
*	Impala Platinum Holdings Ltd.	10,195,901	55,962
	Remgro Ltd.	6,448,736	49,686
	Aspen Pharmacare Holdings Ltd.	4,895,920	46,680
[1,2]	Pepkor Holdings Ltd.	33,212,493	45,775
	Vodacom Group Ltd.	7,600,909	44,455
	Reinet Investments SCA	1,780,512	43,966
	Mr Price Group Ltd.	3,179,451	42,385
	Anglo American Platinum Ltd.	1,108,531	38,891
	OUTsurance Group Ltd.	10,936,797	36,763
	Old Mutual Ltd.	55,210,689	36,539
	Woolworths Holdings Ltd.	11,257,085	34,987
	Sasol Ltd.	7,486,144	34,722
*,2	Sibanye Stillwater Ltd.	35,886,257	34,583

		Shares	Market Value ($000)
[2]	Tiger Brands Ltd.	2,110,125	31,222
	Foschini Group Ltd.	4,026,295	30,597
	Northam Platinum Holdings Ltd.	4,455,732	30,123
	Growthpoint Properties Ltd.	44,663,680	28,768
	Momentum Group Ltd.	15,832,918	24,382
	Exxaro Resources Ltd.	2,573,103	24,088
	AVI Ltd.	4,161,226	21,934
	Truworths International Ltd.	4,646,539	21,371
	Investec Ltd.	3,177,741	20,281
*	MultiChoice Group	3,291,451	19,048
*	SPAR Group Ltd.	2,468,182	18,517
	Sappi Ltd.	7,029,764	17,986
	Redefine Properties Ltd.	75,480,463	17,874
	Fortress Real Estate Investments Ltd. Class B	15,943,099	16,647
[2]	Life Healthcare Group Holdings Ltd.	18,296,855	15,421
	Kumba Iron Ore Ltd.	702,875	14,599
	Barloworld Ltd.	2,253,475	12,957
	Thungela Resources Ltd.	1,745,415	12,715
	Netcare Ltd.	16,479,556	12,505
	African Rainbow Minerals Ltd.	1,362,997	11,743
	Vukile Property Fund Ltd.	12,621,491	11,742
	Pan African Resources plc	23,333,240	11,696
	Hyprop Investments Ltd.	4,851,859	11,409
	Motus Holdings Ltd.	1,891,798	11,128
	Santam Ltd.	545,453	10,703
	Resilient REIT Ltd.	3,427,147	10,634
*	Pick n Pay Stores Ltd.	6,457,496	9,925
[1]	Dis-Chem Pharmacies Ltd.	5,299,498	9,672
	Coronation Fund Managers Ltd.	4,521,360	8,853
*	MAS plc	7,128,465	8,311
	Equites Property Fund Ltd.	10,423,821	7,887
	Omnia Holdings Ltd.	2,096,830	7,519
	Reunert Ltd.	2,050,104	7,508
*	Telkom SA SOC Ltd.	3,969,563	7,112
	Attacq Ltd.	9,912,267	6,875
[2]	DataTec Ltd.	2,539,492	6,710
	JSE Ltd.	1,038,079	6,573
[2]	Super Group Ltd.	4,323,631	6,554
	DRDGOLD Ltd.	5,833,246	5,940
	AECI Ltd.	1,322,296	5,867
	We Buy Cars Holdings Ltd.	2,603,257	5,673
*	KAP Ltd.	34,065,686	4,935
	Ninety One Ltd.	2,611,446	4,795
	Curro Holdings Ltd.	6,991,600	4,682
	Sun International Ltd.	2,078,757	4,424
	Astral Foods Ltd.	448,866	4,264
	Afrimat Ltd.	1,266,589	4,253
	Grindrod Ltd.	6,478,884	4,248
	Hosken Consolidated Investments Ltd.	442,753	3,596
	Burstone Group Ltd.	7,741,748	3,543
			3,609,305
Taiwan (20.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	307,288,605	10,255,174
	MediaTek Inc.	18,921,630	819,440
	Hon Hai Precision Industry Co. Ltd.	152,535,761	814,485
	Delta Electronics Inc.	27,614,356	359,816
	Fubon Financial Holding Co. Ltd.	104,220,766	291,942
	Quanta Computer Inc.	33,935,200	269,043
	CTBC Financial Holding Co. Ltd.	209,347,062	249,183
	Cathay Financial Holding Co. Ltd.	117,978,347	237,877
	ASE Technology Holding Co. Ltd.	41,201,723	213,858
	Mega Financial Holding Co. Ltd.	150,988,499	177,557
	Asustek Computer Inc.	9,027,937	164,331
	E.Sun Financial Holding Co. Ltd.	194,540,083	164,060
	Yuanta Financial Holding Co. Ltd.	146,897,931	154,494
	Accton Technology Corp.	6,409,610	147,186
	Uni-President Enterprises Corp.	61,338,868	145,639
	Chunghwa Telecom Co. Ltd.	36,582,663	139,692
	United Microelectronics Corp.	114,567,270	136,588

		Shares	Market Value ($000)
	First Financial Holding Co. Ltd.	135,763,685	114,564
	Wistron Corp.	34,764,535	114,092
	KGI Financial Holding Co. Ltd.	201,403,303	105,283
	SinoPac Financial Holdings Co. Ltd.	151,208,264	104,080
	Realtek Semiconductor Corp.	6,069,959	99,978
	Largan Precision Co. Ltd.	1,207,076	99,748
	Hua Nan Financial Holdings Co. Ltd.	117,125,923	99,638
	Taiwan Cooperative Financial Holding Co. Ltd.	131,035,595	97,154
	Yageo Corp.	5,927,212	96,197
	Alchip Technologies Ltd.	984,463	91,584
	China Steel Corp.	144,029,308	88,144
	Wiwynn Corp.	1,313,280	86,575
	E Ink Holdings Inc.	10,118,440	84,930
	Lite-On Technology Corp.	25,457,084	83,315
	eMemory Technology Inc.	844,100	83,312
	TCC Group Holdings Co. Ltd.	85,549,717	82,688
[2]	Evergreen Marine Corp. Taiwan Ltd.	12,976,958	80,494
[2]	Novatek Microelectronics Corp.	5,091,560	80,014
	Taishin Financial Holding Co. Ltd.	149,938,249	79,589
*	Shin Kong Financial Holding Co. Ltd.	209,826,868	78,136
	Pegatron Corp.	26,194,213	76,214
	Hotai Motor Co. Ltd.	4,123,357	75,625
[2]	International Games System Co. Ltd.	2,504,200	71,546
	Elite Material Co. Ltd.	3,871,156	71,059
	Unimicron Technology Corp.	16,537,979	68,961
*	PharmaEssentia Corp.	3,283,000	68,317
	Advantech Co. Ltd.	5,877,694	67,291
[2]	Asia Vital Components Co. Ltd.	3,989,995	67,179
	Chailease Holding Co. Ltd.	18,742,728	65,399
	Taiwan Mobile Co. Ltd.	19,291,941	64,768
	Nan Ya Plastics Corp.	65,609,819	64,144
	Shanghai Commercial & Savings Bank Ltd.	48,051,935	61,721
	Far EasTone Telecommunications Co. Ltd.	22,690,723	60,843
	Compal Electronics Inc.	52,113,900	57,478
	Chroma ATE Inc.	5,044,280	56,805
	Jentech Precision Industrial Co. Ltd.	1,319,283	54,600
	Lotes Co. Ltd.	952,151	53,647
	President Chain Store Corp.	6,735,449	53,149
	Formosa Plastics Corp.	47,017,057	51,653
	Eva Airways Corp.	34,450,760	49,671
	Chang Hwa Commercial Bank Ltd.	89,814,367	49,596
[2]	Gigabyte Technology Co. Ltd.	6,447,850	48,752
	Chunghwa Telecom Co. Ltd. ADR	1,252,110	48,632
	Silergy Corp.	4,175,560	48,520
	Micro-Star International Co. Ltd.	8,857,200	48,479
	Inventec Corp.	32,711,966	48,221
	King Yuan Electronics Co. Ltd.	14,320,280	47,922
	Catcher Technology Co. Ltd.	7,819,956	46,965
	Voltronic Power Technology Corp.	831,325	46,922
	Yang Ming Marine Transport Corp.	22,190,725	45,533
	Airtac International Group	1,742,830	45,447
[2]	Global Unichip Corp.	1,131,960	44,883
	ASPEED Technology Inc.	394,011	41,556
	Acer Inc.	36,996,897	41,555
[2]	United Microelectronics Corp. ADR	7,117,143	41,137
	Innolux Corp.	96,095,295	40,706
	Eclat Textile Co. Ltd.	2,535,209	40,391
	WPG Holdings Ltd.	18,726,720	39,996
	Asia Cement Corp.	31,994,510	39,834
	Bizlink Holding Inc.	2,088,491	39,524
	Tripod Technology Corp.	6,363,040	37,319
	Synnex Technology International Corp.	17,313,800	37,213
	King Slide Works Co. Ltd.	809,000	36,645
	Vanguard International Semiconductor Corp.	12,725,431	36,474
*	Tatung Co. Ltd.	27,402,819	36,257
	Formosa Chemicals & Fibre Corp.	42,552,449	36,244
	Taiwan Business Bank	78,813,871	36,003
	AUO Corp.	82,649,039	35,614
	Cheng Shin Rubber Industry Co. Ltd.	23,653,095	35,583
	Chicony Electronics Co. Ltd.	7,588,458	35,141

		Shares	Market Value ($000)
	Far Eastern New Century Corp.	37,075,963	35,119
	Radiant Opto-Electronics Corp.	5,714,751	34,753
	Foxconn Technology Co. Ltd.	14,364,663	34,032
[2]	Globalwafers Co. Ltd.	3,175,810	32,729
	ASMedia Technology Inc.	541,857	32,703
	United Integrated Services Co. Ltd.	2,119,800	32,669
[2]	Hiwin Technologies Corp.	3,687,308	32,657
	Pou Chen Corp.	28,463,021	31,566
[2]	Phison Electronics Corp.	2,127,080	30,267
	Powertech Technology Inc.	8,502,550	29,512
	Zhen Ding Technology Holding Ltd.	8,220,710	29,446
	Compeq Manufacturing Co. Ltd.	13,817,760	28,874
	Makalot Industrial Co. Ltd.	2,681,244	28,383
	Fortune Electric Co. Ltd.	1,666,661	28,195
	Taichung Commercial Bank Co. Ltd.	47,994,610	27,569
	Highwealth Construction Corp.	21,218,950	27,394
[2]	Wan Hai Lines Ltd.	11,842,646	27,151
	MPI Corp.	1,042,000	27,113
	Simplo Technology Co. Ltd.	2,232,310	27,100
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,678,000	26,582
	Walsin Lihwa Corp.	34,799,707	25,892
	Ruentex Development Co. Ltd.	20,149,300	25,698
	Gold Circuit Electronics Ltd.	3,905,481	25,665
	Mitac Holdings Corp.	11,592,901	25,326
	WT Microelectronics Co. Ltd.	7,511,205	25,321
	Feng TAY Enterprise Co. Ltd.	6,296,867	25,038
*	Powerchip Semiconductor Manufacturing Corp.	40,474,000	24,399
	Teco Electric & Machinery Co. Ltd.	14,910,320	24,170
	Sino-American Silicon Products Inc.	6,799,742	24,104
	Nien Made Enterprise Co. Ltd.	1,794,560	23,558
	Lien Hwa Industrial Holdings Corp.	15,450,673	23,227
	Sinbon Electronics Co. Ltd.	2,775,475	22,076
	Taiwan High Speed Rail Corp.	26,246,912	21,804
	Shihlin Electric & Engineering Corp.	3,668,964	20,650
	Parade Technologies Ltd.	971,290	20,564
	Capital Securities Corp.	26,185,773	20,503
	Tong Yang Industry Co. Ltd.	6,224,350	20,348
	Wistron NeWeb Corp.	4,731,526	20,321
	TA Chen Stainless Pipe	19,445,322	20,115
	Formosa Petrochemical Corp.	17,707,977	19,475
	Goldsun Building Materials Co. Ltd.	14,388,415	19,359
	IBF Financial Holdings Co. Ltd.	44,010,783	19,338
	King's Town Bank Co. Ltd.	12,268,184	19,050
	Faraday Technology Corp.	2,873,198	19,038
	Qisda Corp.	17,714,620	18,690
	Acter Group Corp. Ltd.	1,335,832	18,385
	Topco Scientific Co. Ltd.	2,094,992	18,363
	Getac Holdings Corp.	5,069,420	18,246
	Giant Manufacturing Co. Ltd.	4,029,193	17,811
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,625,523	17,766
	Bora Pharmaceuticals Co. Ltd.	718,581	17,467
	Ruentex Industries Ltd.	8,318,961	17,423
*	Winbond Electronics Corp.	39,778,203	17,266
	Lai Yih Footwear Co. Ltd.	1,146,000	17,194
[2]	AURAS Technology Co. Ltd.	923,000	17,115
*	HTC Corp.	9,557,301	17,018
	Sanyang Motor Co. Ltd.	7,857,330	16,771
*	Elite Advanced Laser Corp.	1,668,349	16,667
	China Airlines Ltd.	21,120,146	16,596
	Tung Ho Steel Enterprise Corp.	7,883,602	16,298
	Taiwan Union Technology Corp.	3,255,052	16,114
	Fusheng Precision Co. Ltd.	1,602,920	15,957
[2]	Jinan Acetate Chemical Co. Ltd.	622,406	15,835
	EZconn Corp.	840,582	15,774
[2]	AP Memory Technology Corp.	1,716,120	15,670
*	Win Semiconductors Corp.	4,983,519	15,607
	YFY Inc.	17,048,703	15,482
	L&K Engineering Co. Ltd.	2,058,102	15,317
	Genius Electronic Optical Co. Ltd.	1,105,299	14,959
	Merida Industry Co. Ltd.	3,137,526	14,908

		Shares	Market Value ($000)
	LandMark Optoelectronics Corp.	939,470	14,775
	Elan Microelectronics Corp.	3,255,870	14,654
	Poya International Co. Ltd.	988,078	14,603
	Chipbond Technology Corp.	7,515,630	14,591
	Taiwan Fertilizer Co. Ltd.	9,056,186	14,357
	Fositek Corp.	670,372	14,303
	Kinik Co.	1,571,000	14,246
	Lotus Pharmaceutical Co. Ltd.	1,724,000	13,443
	Everlight Electronics Co. Ltd.	5,301,410	13,246
	VisEra Technologies Co. Ltd.	1,325,000	12,936
[2]	XinTec Inc.	2,060,225	12,921
	Sercomm Corp.	3,385,600	12,818
	Shin Zu Shing Co. Ltd.	2,008,011	12,799
	Macronix International Co. Ltd.	21,896,737	12,719
*	Nan Kang Rubber Tire Co. Ltd.	9,112,390	12,505
*,2	Nanya Technology Corp.	13,836,878	12,441
	Arcadyan Technology Corp.	2,261,219	12,226
	Asia Optical Co. Inc.	2,574,260	12,186
	Visual Photonics Epitaxy Co. Ltd.	2,475,960	12,137
	Sigurd Microelectronics Corp.	5,707,546	12,094
	Wisdom Marine Lines Co. Ltd.	6,378,155	12,084
	Far Eastern International Bank	29,086,446	11,901
	Coretronic Corp.	4,884,900	11,896
	Kinpo Electronics	15,695,670	11,756
	Taiwan Surface Mounting Technology Corp.	3,712,110	11,700
	Nan Pao Resins Chemical Co. Ltd.	1,193,000	11,690
	Taiwan Secom Co. Ltd.	3,117,876	11,685
	Gudeng Precision Industrial Co. Ltd.	813,487	11,611
	Yulon Finance Corp.	3,356,485	11,604
*	Oneness Biotech Co. Ltd.	4,835,424	11,579
[2]	Run Long Construction Co. Ltd.	10,675,502	11,577
	Depo Auto Parts Ind Co. Ltd.	1,774,000	11,525
	Walsin Technology Corp.	4,091,521	11,440
	Supreme Electronics Co. Ltd.	6,262,991	11,436
	Foxsemicon Integrated Technology Inc.	1,229,642	11,360
	Ta Ya Electric Wire & Cable	9,116,670	11,354
[2]	Yulon Motor Co. Ltd.	7,499,580	11,346
	Huaku Development Co. Ltd.	3,358,020	11,318
[2]	Century Iron & Steel Industrial Co. Ltd.	2,324,000	11,291
	Pixart Imaging Inc.	1,508,680	10,993
	momo.com Inc.	1,011,393	10,866
	Nan Ya Printed Circuit Board Corp.	2,639,521	10,819
	Advanced Energy Solution Holding Co. Ltd.	299,000	10,810
	TXC Corp.	3,629,630	10,774
	Airoha Technology Corp.	529,000	10,721
[2]	Solar Applied Materials Technology Corp.	5,879,607	10,707
	Ennoconn Corp.	1,241,758	10,695
	Great Wall Enterprise Co. Ltd.	6,795,626	10,647
	All Ring Tech Co. Ltd.	827,000	10,618
	Primax Electronics Ltd.	4,280,940	10,602
	Grand Process Technology Corp.	239,000	10,534
	Fitipower Integrated Technology Inc.	1,525,043	10,409
	Eternal Materials Co. Ltd.	11,847,298	10,157
	Feng Hsin Steel Co. Ltd.	4,983,200	10,103
	Ennostar Inc.	7,135,726	10,059
[2]	LuxNet Corp.	1,378,000	10,040
[2]	Dynapack International Technology Corp.	1,617,000	10,032
	Ardentec Corp.	4,795,522	10,015
	Kinsus Interconnect Technology Corp.	3,390,530	9,876
	President Securities Corp.	12,475,241	9,875
	Universal Microwave Technology Inc.	717,000	9,795
[2]	Silicon Integrated Systems Corp.	5,189,260	9,624
[2]	U-Ming Marine Transport Corp.	5,508,108	9,611
	Raydium Semiconductor Corp.	819,000	9,602
*	Mercuries Life Insurance Co. Ltd.	48,279,409	9,541
	Shinkong Insurance Co. Ltd.	3,009,000	9,509
*	China Petrochemical Development Corp.	41,937,041	9,489
	Chicony Power Technology Co. Ltd.	2,477,000	9,484
	Transcend Information Inc.	3,615,069	9,462
	Tong Hsing Electronic Industries Ltd.	2,478,919	9,402

		Shares	Market Value ($000)
[2]	Kaori Heat Treatment Co. Ltd.	1,049,450	9,261
	Yankey Engineering Co. Ltd.	643,200	9,227
*	Taiwan Glass Industry Corp.	17,693,290	8,984
	Test Research Inc.	2,369,660	8,945
*	Lumosa Therapeutics Co. Ltd.	1,229,161	8,812
	Gloria Material Technology Corp.	5,981,640	8,799
	Shinkong Synthetic Fibers Corp.	19,193,400	8,797
	Far Eastern Department Stores Ltd.	12,940,878	8,699
	WinWay Technology Co. Ltd.	238,000	8,629
	Charoen Pokphand Enterprise	3,052,343	8,627
	Farglory Land Development Co. Ltd.	3,780,550	8,572
	Sunonwealth Electric Machine Industry Co. Ltd.	2,885,000	8,463
	CTCI Corp.	7,018,510	8,446
	Merry Electronics Co. Ltd.	2,613,858	8,346
	Allis Electric Co. Ltd.	2,811,978	8,270
	Wah Lee Industrial Corp.	2,361,194	8,255
	Johnson Health Tech Co. Ltd.	1,439,000	8,230
[2]	China Motor Corp.	3,353,844	8,207
	CyberPower Systems Inc.	778,000	8,196
	Sitronix Technology Corp.	1,289,070	8,152
	Center Laboratories Inc.	6,540,913	8,042
[2]	ADATA Technology Co. Ltd.	3,452,669	7,986
	O-Bank Co. Ltd.	26,377,453	7,961
[2]	AcBel Polytech Inc.	8,605,079	7,943
	Yieh Phui Enterprise Co. Ltd.	16,383,825	7,691
	FLEXium Interconnect Inc.	3,954,990	7,672
	Cheng Uei Precision Industry Co. Ltd.	3,655,673	7,550
*	Unitech Printed Circuit Board Corp.	8,202,970	7,540
	Sakura Development Co. Ltd.	4,649,194	7,520
[2]	I-Chiun Precision Industry Co. Ltd.	2,399,000	7,485
	C Sun Manufacturing Ltd.	1,301,910	7,480
	Cheng Loong Corp.	12,507,230	7,363
	EVERGREEN Steel Corp.	2,725,000	7,300
[2]	Pan Jit International Inc.	5,013,740	7,263
	Taiwan Cogeneration Corp.	5,811,192	7,222
	Via Technologies Inc.	2,538,620	7,208
	Kenda Rubber Industrial Co. Ltd.	8,908,288	7,185
	Posiflex Technology Inc.	709,764	7,170
	Kindom Development Co. Ltd.	4,637,600	7,165
	Formosa Taffeta Co. Ltd.	12,410,632	7,127
	Systex Corp.	1,806,000	7,057
	Taiwan Sakura Corp.	2,723,000	6,893
[2]	Scientech Corp.	618,000	6,880
*	EirGenix Inc.	2,798,868	6,851
	Orient Semiconductor Electronics Ltd.	6,750,792	6,779
	ITE Technology Inc.	1,571,000	6,726
[2]	Chung Hung Steel Corp.	11,297,000	6,635
*	Microbio Co. Ltd.	6,797,803	6,524
*,2	RichWave Technology Corp.	1,084,736	6,519
	Tainan Spinning Co. Ltd.	15,557,000	6,492
*	TaiMed Biologics Inc.	2,521,929	6,466
	ChipMOS Technologies Inc.	6,755,148	6,465
	Clevo Co.	4,170,000	6,455
[2]	Dynamic Holding Co. Ltd.	3,705,533	6,454
	Pan-International Industrial Corp.	5,271,000	6,452
	Chong Hong Construction Co. Ltd.	2,514,000	6,399
	Chang Wah Electromaterials Inc.	4,820,000	6,380
	Yungshin Construction & Development Co. Ltd.	1,658,931	6,328
	Greatek Electronics Inc.	3,349,000	6,262
	Hotai Finance Co. Ltd.	2,566,080	6,255
	Grape King Bio Ltd.	1,406,529	6,238
	Fulgent Sun International Holding Co. Ltd.	1,464,410	6,235
	Taiwan Paiho Ltd.	3,064,140	6,234
	Shiny Chemical Industrial Co. Ltd.	1,321,000	6,200
[2]	M31 Technology Corp.	321,901	6,164
	Sinon Corp.	4,534,000	6,135
	Allied Supreme Corp.	698,000	6,123
	Ambassador Hotel	3,720,000	6,115
*	HannStar Display Corp.	25,049,193	6,105
	Hu Lane Associate Inc.	1,105,257	6,058

		Shares	Market Value ($000)
[2]	Pegavision Corp.	538,314	6,026
[2]	Quanta Storage Inc.	1,975,000	6,021
[2]	Nuvoton Technology Corp.	2,161,000	5,964
[2]	Ability Opto-Electronics Technology Co. Ltd.	982,103	5,946
*	Polaris Group	4,366,533	5,928
	Wowprime Corp.	863,689	5,887
	Cathay Real Estate Development Co. Ltd.	8,405,984	5,879
[2]	JSL Construction & Development Co. Ltd.	2,123,000	5,870
	Standard Foods Corp.	5,496,603	5,860
	Hannstar Board Corp.	3,682,470	5,826
	Evergreen International Storage & Transport Corp.	6,363,000	5,815
*	Andes Technology Corp.	501,000	5,813
	Kenmec Mechanical Engineering Co. Ltd.	2,285,868	5,808
	TTY Biopharm Co. Ltd.	2,526,160	5,798
	SDI Corp.	2,076,236	5,781
	Chenbro Micom Co. Ltd.	730,000	5,757
	G Shank Enterprise Co. Ltd.	2,249,000	5,756
	Global Brands Manufacture Ltd.	2,879,680	5,752
	Topkey Corp.	926,000	5,735
	FocalTech Systems Co. Ltd.	2,471,482	5,704
	Sporton International Inc.	922,062	5,673
	BES Engineering Corp.	17,755,000	5,619
	TSRC Corp.	9,051,940	5,617
	Global Mixed Mode Technology Inc.	820,000	5,617
	Genesys Logic Inc.	1,073,000	5,614
[2]	Hota Industrial Manufacturing Co. Ltd.	3,103,178	5,589
	Cleanaway Co. Ltd.	1,021,000	5,575
	Chief Telecom Inc.	414,800	5,572
[2]	ITEQ Corp.	2,508,357	5,547
	Continental Holdings Corp.	6,101,000	5,481
[2]	China Steel Chemical Corp.	1,936,000	5,443
[2]	Advanced Wireless Semiconductor Co.	1,901,266	5,432
	Elite Semiconductor Microelectronics Technology Inc.	2,959,000	5,397
	Wafer Works Corp.	7,197,744	5,383
	Chunghwa Precision Test Tech Co. Ltd.	220,153	5,311
	Formosa International Hotels Corp.	887,000	5,303
	Machvision Inc.	476,306	5,290
*	Episil Technologies Inc.	3,917,189	5,263
	Thinking Electronic Industrial Co. Ltd.	1,061,000	5,244
	Chin-Poon Industrial Co. Ltd.	4,750,890	5,194
	ASROCK Inc.	744,000	5,180
	Marketech International Corp.	1,144,000	5,158
[2]	Solomon Technology Corp.	1,219,871	5,154
	Innodisk Corp.	830,327	5,141
*	United Renewable Energy Co. Ltd.	16,774,629	5,096
	Brighton-Best International Taiwan Inc.	4,829,526	5,021
*	Taiwan TEA Corp.	8,443,000	4,933
	Promate Electronic Co. Ltd.	2,096,641	4,931
[2]	JPC connectivity Inc.	1,215,750	4,923
	Hsin Kuang Steel Co. Ltd.	3,382,000	4,848
	Channel Well Technology Co. Ltd.	2,042,672	4,837
	Materials Analysis Technology Inc.	652,000	4,834
	Gemtek Technology Corp.	4,832,000	4,764
*	TPK Holding Co. Ltd.	4,187,288	4,763
	Taiwan Semiconductor Co. Ltd.	2,961,290	4,729
	Synmosa Biopharma Corp.	4,617,154	4,729
	Flytech Technology Co. Ltd.	1,667,650	4,711
[2]	Co-Tech Development Corp.	2,854,000	4,667
	Weikeng Industrial Co. Ltd.	4,529,000	4,655
*	Sunplus Technology Co. Ltd.	5,429,000	4,625
	Evergreen Aviation Technologies Corp.	1,461,000	4,615
	Ability Enterprise Co. Ltd.	2,621,491	4,605
	Delpha Construction Co. Ltd.	3,803,000	4,546
*	Phihong Technology Co. Ltd.	4,214,706	4,523
	Chang Wah Technology Co. Ltd.	4,350,500	4,506
	Universal Cement Corp.	5,209,140	4,487
*	Grand Pacific Petrochemical	13,041,088	4,478
	Kuo Toong International Co. Ltd.	2,764,514	4,473
	UPI Semiconductor Corp.	672,000	4,463
	Nantex Industry Co. Ltd.	4,381,000	4,444

		Shares	Market Value ($000)
	Universal Vision Biotechnology Co. Ltd.	712,970	4,441
*	Medigen Vaccine Biologics Corp.	2,959,930	4,431
	Adlink Technology Inc.	1,932,895	4,406
	AmTRAN Technology Co. Ltd.	8,096,562	4,399
	Syncmold Enterprise Corp.	1,515,500	4,387
	Forcecon Tech Co. Ltd.	1,058,736	4,380
*	Lung Yen Life Service Corp.	2,698,000	4,340
	Soft-World International Corp.	1,152,653	4,321
	TYC Brother Industrial Co. Ltd.	2,200,000	4,255
[2]	Taiwan-Asia Semiconductor Corp.	5,105,987	4,220
	Anpec Electronics Corp.	834,000	4,219
	Huang Hsiang Construction Corp.	2,207,000	4,213
*,2	OBI Pharma Inc.	2,386,481	4,167
*	CSBC Corp. Taiwan	9,013,197	4,127
	Holy Stone Enterprise Co. Ltd.	1,558,262	4,118
	Zyxel Group Corp.	3,495,819	4,069
*,2	Egis Technology Inc.	871,100	4,051
*	Longchen Paper & Packaging Co. Ltd.	11,935,632	4,048
	YungShin Global Holding Corp.	2,538,536	4,048
[2]	Shinfox Energy Co. Ltd.	1,168,000	4,025
	Actron Technology Corp.	837,479	3,997
	Great Tree Pharmacy Co. Ltd.	881,002	3,996
*	General Interface Solution Holding Ltd.	2,516,070	3,979
	TaiDoc Technology Corp.	910,000	3,960
	D-Link Corp.	5,542,400	3,916
	Ton Yi Industrial Corp.	8,436,000	3,859
*,2	CyberTAN Technology Inc.	4,196,000	3,838
	CMC Magnetics Corp.	12,978,313	3,836
	Xxentria Technology Materials Corp.	2,228,069	3,827
	TCI Co. Ltd.	1,073,549	3,770
	St. Shine Optical Co. Ltd.	648,000	3,734
	Dimerco Express Corp.	1,506,884	3,700
	USI Corp.	10,295,861	3,646
*	International CSRC Investment Holdings Co.	9,410,270	3,633
	Ichia Technologies Inc.	3,254,000	3,603
*	Etron Technology Inc.	3,634,140	3,522
	Cub Elecparts Inc.	1,122,735	3,501
	Sampo Corp.	4,096,800	3,498
	Hung Sheng Construction Ltd.	4,830,464	3,484
	Altek Corp.	3,106,969	3,456
	Darfon Electronics Corp.	2,609,000	3,451
	ZillTek Technology Corp.	368,000	3,405
	Everlight Chemical Industrial Corp.	5,245,200	3,376
*	Ritek Corp.	8,306,489	3,370
	Sinyi Realty Inc.	3,879,000	3,308
	Nichidenbo Corp.	1,620,460	3,284
	PharmaEngine Inc.	1,112,457	3,258
	Weltrend Semiconductor	1,964,567	3,254
*	Lealea Enterprise Co. Ltd.	12,332,367	3,177
	China Bills Finance Corp.	6,923,000	3,176
	China Metal Products	3,441,000	3,149
	Advanced Ceramic X Corp.	651,105	3,145
	KMC Kuei Meng International Inc.	816,000	3,143
[2]	Sincere Navigation Corp.	4,207,240	3,132
	Advanced International Multitech Co. Ltd.	1,373,000	3,126
	Rechi Precision Co. Ltd.	3,808,000	3,118
	IEI Integration Corp.	1,334,920	3,109
*	Adimmune Corp.	4,581,825	3,109
	Gamania Digital Entertainment Co. Ltd.	1,343,916	3,104
	Gourmet Master Co. Ltd.	984,469	3,101
*	Apex International Co. Ltd.	2,991,295	3,085
[2]	Waffer Technology Corp.	1,702,773	3,082
*	Foresee Pharmaceuticals Co. Ltd.	1,307,799	3,075
	Infortrend Technology Inc.	3,282,000	3,073
[2]	Taiwan Mask Corp.	2,094,272	3,072
	FSP Technology Inc.	1,548,120	3,064
	Alpha Networks Inc.	2,904,772	3,060
[2]	TSEC Corp.	5,866,908	3,027
	Mercuries & Associates Holding Ltd.	6,091,282	2,981
	Chun Yuan Steel Industry Co. Ltd.	5,444,000	2,969

		Shares	Market Value ($000)
	Taiflex Scientific Co. Ltd.	2,159,594	2,960
	T3EX Global Holdings Corp.	1,276,000	2,959
	Wei Chuan Foods Corp.	5,356,862	2,912
	Firich Enterprises Co. Ltd.	3,110,184	2,909
	Kung Long Batteries Industrial Co. Ltd.	625,333	2,881
	Kuo Yang Construction Co. Ltd.	4,552,900	2,852
*	Shining Building Business Co. Ltd.	9,003,638	2,851
	WUS Printed Circuit Co. Ltd.	2,013,156	2,815
	Bioteque Corp.	750,475	2,809
*,2	RDC Semiconductor Co. Ltd.	473,280	2,805
	Holtek Semiconductor Inc.	1,866,483	2,753
[2]	Kaimei Electronic Corp.	1,332,000	2,752
	Formosan Rubber Group Inc.	3,400,821	2,680
	Oriental Union Chemical Corp.	5,944,582	2,674
	Rich Development Co. Ltd.	9,051,640	2,672
	Ho Tung Chemical Corp.	10,807,459	2,649
	Brogent Technologies Inc.	609,792	2,649
	Taiwan PCB Techvest Co. Ltd.	2,582,000	2,647
	Nidec Chaun-Choung Technology Corp.	488,000	2,635
	AUO Corp. ADR	633,276	2,596
	ScinoPharm Taiwan Ltd.	3,809,576	2,590
[2]	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	2,578
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,576
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	2,535
	KEE TAI Properties Co. Ltd.	5,876,850	2,498
	Tung Thih Electronic Co. Ltd.	958,100	2,459
*	Chung Hwa Pulp Corp.	4,894,000	2,425
	Asia Polymer Corp.	5,519,340	2,423
*	Career Technology MFG. Co. Ltd.	5,365,890	2,416
*	China Man-Made Fiber Corp.	10,600,016	2,411
	UPC Technology Corp.	8,951,041	2,407
	91APP Inc.	887,243	2,381
	Sensortek Technology Corp.	336,000	2,374
	Tyntek Corp.	3,721,000	2,370
[2]	Motech Industries Inc.	3,793,897	2,368
	Chlitina Holding Ltd.	717,013	2,361
*,2	Fittech Co. Ltd.	747,753	2,339
	Chia Hsin Cement Corp.	4,432,400	2,317
	Amazing Microelectronic Corp.	918,244	2,304
	Speed Tech Corp.	1,460,000	2,294
[2]	Formosa Sumco Technology Corp.	833,000	2,279
	Lingsen Precision Industries Ltd.	4,340,000	2,275
	Panion & BF Biotech Inc.	903,579	2,255
	Savior Lifetec Corp.	3,677,325	2,246
	Darwin Precisions Corp.	5,857,900	2,236
	China General Plastics Corp.	5,855,926	2,233
	Zeng Hsing Industrial Co. Ltd.	678,778	2,207
	Namchow Holdings Co. Ltd.	1,426,000	2,165
*	Federal Corp.	3,869,040	2,145
	Radium Life Tech Co. Ltd.	6,724,995	2,142
*	Taiwan Styrene Monomer	6,803,050	2,091
	Swancor Holding Co. Ltd.	780,000	2,036
	CHC Healthcare Group	1,457,899	1,970
*	First Steamship Co. Ltd.	9,120,968	1,960
	YC INOX Co. Ltd.	3,087,902	1,898
	Elitegroup Computer Systems Co. Ltd.	2,809,000	1,889
	Sonix Technology Co. Ltd.	1,508,000	1,862
	Ultra Chip Inc.	852,000	1,839
*	PChome Online Inc.	1,386,358	1,785
[2]	Iron Force Industrial Co. Ltd.	611,020	1,731
	Cenra Inc.	1,494,500	1,687
*	Li Peng Enterprise Co. Ltd.	7,788,000	1,682
	Rexon Industrial Corp. Ltd.	1,749,525	1,664
	China Electric Manufacturing Corp.	3,619,180	1,640
	Basso Industry Corp.	1,277,000	1,628
*	Gigastorage Corp.	3,932,259	1,623
	AGV Products Corp.	4,511,370	1,599
	Bank of Kaohsiung Co. Ltd.	4,417,352	1,561
	Taiyen Biotech Co. Ltd.	1,558,000	1,509
	Cyberlink Corp.	502,674	1,475

		Shares	Market Value ($000)
	Globe Union Industrial Corp.	3,436,408	1,455
*	Medigen Biotechnology Corp.	1,470,000	1,453
*	HannsTouch Holdings Co.	5,547,115	1,407
	Nan Liu Enterprise Co. Ltd.	673,000	1,342
*	Dyaco International Inc.	1,403,655	1,340
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,319
*	Yeong Guan Energy Technology Group Co. Ltd.	1,151,246	1,283
	VIA Labs Inc.	354,000	1,273
*	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,163
*	ALI Corp.	1,069,365	1,070
	TA-I Technology Co. Ltd.	756,165	1,029
	Senao International Co. Ltd.	1,012,175	1,006
*	Gigasolar Materials Corp.	458,392	980
	Sheng Yu Steel Co. Ltd.	1,292,312	950
*,2	Newmax Technology Co. Ltd.	1,052,000	798
*	Zinwell Corp.	1,326,000	595
	Yulon Nissan Motor Co. Ltd.	208,660	452
	Lian HWA Food Corp.	41,000	183
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			22,799,687
Thailand (2.0%)
	PTT PCL (Foreign)	182,475,315	170,244
	Delta Electronics Thailand PCL (Foreign)	35,678,300	132,405
	Advanced Info Service PCL (Foreign)	14,279,606	120,038
	CP ALL PCL (Foreign)	75,860,521	116,788
	Bangkok Dusit Medical Services PCL (Foreign)	141,118,220	98,277
	Airports of Thailand PCL (Foreign)	55,332,944	90,424
	Kasikornbank PCL (Foreign)	18,561,135	88,245
	SCB X PCL (Foreign)	20,537,090	76,099
	PTT Exploration & Production PCL (Foreign)	17,757,884	66,857
	Gulf Energy Development PCL (Foreign)	38,404,415	65,499
	Central Pattana PCL (Foreign)	40,224,924	63,000
	Krung Thai Bank PCL (Foreign)	58,694,496	39,809
	Bumrungrad Hospital PCL (Foreign)	7,343,274	39,111
	Charoen Pokphand Foods PCL (Foreign)	56,900,517	37,076
	Minor International PCL (Foreign)	51,836,921	36,789
	Central Retail Corp. PCL (Foreign)	34,904,800	34,225
	TMBThanachart Bank PCL (Foreign)	565,220,700	33,151
	Intouch Holdings PCL (Foreign)	10,517,600	30,299
	Siam Cement PCL NVDR	6,148,496	27,999
*	True Corp. PCL (Foreign)	77,391,523	26,778
*	BTS Group Holdings PCL (Foreign)	132,953,320	24,159
	Bangkok Bank PCL NVDR	4,942,900	22,557
	Krungthai Card PCL (Foreign)	13,801,931	20,723
*	True Corp. PCL NVDR	58,020,001	20,075
	Home Product Center PCL (Foreign)	73,420,884	18,965
	Kasikornbank PCL NVDR	3,692,375	17,555
	Banpu PCL (Foreign)	113,526,673	16,775
	Bangkok Expressway & Metro PCL (Foreign)	81,800,222	16,343
	PTT Global Chemical PCL (Foreign)	25,704,979	16,323
	Digital Telecommunications Infrastructure Fund	65,133,313	16,222
	CP Axtra PCL (Foreign)	20,025,601	15,821
	Indorama Ventures PCL (Foreign)	22,562,135	15,334
	Siam Cement PCL (Foreign)	3,233,388	14,724
	Thanachart Capital PCL (Foreign)	9,960,856	14,691
	Thai Union Group PCL (Foreign)	39,747,679	14,112
	WHA Corp. PCL (Foreign)	95,599,806	13,454
	Tisco Financial Group PCL (Foreign)	4,512,268	13,324
	Krung Thai Bank PCL NVDR	19,542,000	13,254
	Srisawad Corp. PCL (Foreign)	11,612,433	12,666
[2]	PTT Oil & Retail Business PCL (Foreign)	35,732,800	12,262
	Land & Houses PCL NVDR	88,214,380	12,013
	Kiatnakin Phatra Bank PCL (Foreign)	7,673,970	11,833
	Ratch Group PCL NVDR	13,729,202	11,583
	Thai Oil PCL (Foreign)	14,689,106	11,295
	Bangkok Bank PCL (Foreign)	2,465,641	11,252
	Muangthai Capital PCL (Foreign)	8,651,245	11,170
	Bangchak Corp. PCL (Foreign)	10,657,266	10,846

		Shares	Market Value ($000)
	Sansiri PCL (Foreign)	205,174,806	10,395
	Com7 PCL (Foreign)	15,786,700	10,246
	CPN Retail Growth Leasehold REIT	28,226,707	10,125
	Electricity Generating PCL (Foreign)	3,012,311	9,959
	Thai Life Insurance PCL (Foreign)	31,573,000	9,812
	Tisco Financial Group PCL NVDR	3,157,493	9,324
	Carabao Group PCL (Foreign)	4,398,805	9,179
	Asset World Corp. PCL (Foreign)	94,840,300	8,858
	Ngern Tid Lor PCL (Foreign)	17,111,958	8,386
	Berli Jucker PCL (Foreign)	12,601,390	8,305
	KCE Electronics PCL (Foreign)	12,816,714	8,301
	Osotspa PCL (Foreign)	17,202,700	8,249
	Supalai PCL (Foreign)	16,450,285	8,186
	Amata Corp. PCL (Foreign)	10,969,023	8,132
	Global Power Synergy PCL (Foreign)	8,928,440	8,094
	3BB Internet Infrastructure Fund	49,966,737	7,777
	SCG Packaging PCL (Foreign)	15,129,500	7,380
	AP Thailand PCL (Foreign)	30,136,142	7,091
	Central Plaza Hotel PCL (Foreign)	8,182,313	6,845
	Bangkok Airways PCL (Foreign)	12,333,324	6,827
	Plan B Media PCL (Foreign)	31,282,360	6,678
	CH Karnchang PCL (Foreign)	13,398,163	6,554
	Siam Global House PCL (Foreign)	21,830,467	6,441
	Bangkok Chain Hospital PCL (Foreign)	14,390,945	6,109
*	VGI PCL (Foreign)	67,697,769	6,064
*,2	Jasmine Technology Solution PCL (Foreign)	3,757,192	5,982
	Hana Microelectronics PCL (Foreign)	8,553,883	5,940
	Thailand Future Fund	28,884,000	5,405
	Sri Trang Agro-Industry PCL (Foreign)	11,410,661	5,289
	Betagro PCL (Foreign)	9,337,000	4,816
	Tipco Asphalt PCL (Foreign)	8,896,630	4,775
	B Grimm Power PCL (Foreign)	10,613,247	4,761
	TTW PCL (Foreign)	17,136,034	4,551
	Chularat Hospital PCL (Foreign)	70,197,346	4,539
	AEON Thana Sinsap Thailand PCL (Foreign)	1,297,000	4,453
	CK Power PCL (Foreign)	51,012,972	4,388
	IRPC PCL (Foreign)	129,072,914	4,317
	I-TAIL Corp. PCL (Foreign)	8,536,300	4,296
	Quality Houses PCL (Foreign)	83,576,851	4,238
	Mega Lifesciences PCL (Foreign)	4,469,200	4,177
	Thonburi Healthcare Group PCL (Foreign)	9,796,070	3,949
	Bangkok Commercial Asset Management PCL (Foreign)	22,632,300	3,848
	JMT Network Services PCL (Foreign)	8,753,564	3,789
[2]	Energy Absolute PCL (Foreign)	41,131,592	3,746
	Thai Vegetable Oil PCL (Foreign)	5,995,491	3,737
	Dohome PCL (Foreign)	15,764,192	3,432
[2]	Jaymart Group Holdings PCL (Foreign)	10,426,800	3,351
	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	3,182
	Dhipaya Group Holdings PCL (Foreign)	5,137,000	3,080
	Star Petroleum Refining PCL (Foreign)	19,585,568	3,065
	Gunkul Engineering PCL (Foreign)	51,043,666	2,993
	MBK PCL (Foreign)	5,532,337	2,983
	Bangkok Dusit Medical Services PCL NVDR	4,207,100	2,930
	Siam City Cement PCL (Foreign)	611,400	2,929
	SCB X PCL NVDR	786,320	2,914
	Land & Houses PCL (Foreign)	20,839,400	2,838
	Thoresen Thai Agencies PCL (Foreign)	19,998,487	2,640
	Bangkok Land PCL (Foreign)	170,463,378	2,633
	TPI Polene Power PCL (Foreign)	29,322,100	2,559
	Major Cineplex Group PCL (Foreign)	6,112,597	2,540
	Bangkok Life Assurance PCL (Foreign)	4,727,791	2,525
	Bangchak Sriracha PCL (Foreign)	15,878,773	2,512
	Thaicom PCL (Foreign)	7,412,685	2,498
*	Jasmine International PCL (Foreign)	43,225,803	2,493
[2]	Stecon Group PCL (Foreign)	14,260,763	2,477
	TOA Paint Thailand PCL (Foreign)	6,826,034	2,451
[2]	TQM Alpha PCL (Foreign)	4,312,700	2,431
	Intouch Holdings PCL NVDR	793,300	2,285
	Thaifoods Group PCL (Foreign)	24,401,275	2,285
	Banpu Power PCL (Foreign)	8,077,239	2,061

		Shares	Market Value ($000)
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	2,046
	GFPT PCL (Foreign)	6,838,096	1,865
	BCPG PCL (Foreign)	9,515,142	1,819
*,2	Singer Thailand PCL (Foreign)	9,143,500	1,818
	Precious Shipping PCL (Foreign)	9,584,963	1,731
	BEC World PCL (Foreign)	13,950,527	1,687
	Forth Corp. PCL (Foreign)	6,341,700	1,680
	Pruksa Holding PCL (Foreign)	8,605,530	1,634
	PTG Energy PCL (Foreign)	6,034,746	1,332
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	7,366,537	1,313
	SPCG PCL (Foreign)	5,307,404	1,267
	Ratch Group PCL (Foreign)	1,496,856	1,263
*	Super Energy Corp. PCL (Foreign)	187,324,419	1,225
*	Pruksa Real Estate PCL (Foreign)	11,775,000	1,119
*,3	Thai Airways International PCL (Foreign)	14,720,268	1,113
	Ratchthani Leasing PCL (Foreign)	28,770,884	1,108
	MK Restaurants Group PCL (Foreign)	1,889,900	988
	Bangkok Life Assurance PCL NVDR	1,757,900	939
	LPN Development PCL (Foreign)	12,437,382	812
*,2	Beyond Securities PCL (Foreign)	28,479,946	615
	TPI Polene PCL (Foreign)	20,408,611	606
	Vibhavadi Medical Center PCL (Foreign)	5,682,628	319
	Ramkhamhaeng Hospital PCL (Foreign)	487,164	310
*	SKY ICT PCL (Foreign)	451,765	281
[2]	Energy Absolute PCL NVDR	2,928,600	267
	WHA Premium Growth Freehold & Leasehold REIT	550,093	163
*	Italian-Thai Development PCL (Foreign)	6,697,935	91
			2,194,255
Turkey (1.1%)
[2]	BIM Birlesik Magazalar A/S	5,597,152	85,868
[2]	Akbank TAS	39,242,998	70,926
*,2	Turk Hava Yollari AO	6,938,555	61,256
[2]	KOC Holding A/S	10,985,484	52,077
[2]	Haci Omer Sabanci Holding A/S	17,412,538	48,499
[2]	Turkcell Iletisim Hizmetleri A/S	15,413,751	46,357
[2]	Turkiye Petrol Rafinerileri A/S	11,450,974	45,050
[2]	Turkiye Is Bankasi A/S Class C	101,602,566	40,072
[2]	Aselsan Elektronik Sanayi ve Ticaret A/S	15,329,087	37,892
[2]	Yapi ve Kredi Bankasi A/S	41,626,674	35,619
[2]	Enka Insaat ve Sanayi A/S	22,751,907	30,854
[2]	Turkiye Garanti Bankasi A/S	7,773,550	27,588
[2]	Eregli Demir ve Celik Fabrikalari TAS	43,289,576	27,067
[2]	Ford Otomotiv Sanayi A/S	815,227	21,130
[2]	Turkiye Sise ve Cam Fabrikalari A/S	18,629,451	19,719
[2]	Migros Ticaret A/S	1,178,680	19,203
*,2	TAV Havalimanlari Holding A/S	2,277,113	17,635
*,2	Pegasus Hava Tasimaciligi A/S	2,589,359	16,905
[2]	Coca-Cola Icecek A/S	9,385,536	14,905
*,2	Sasa Polyester Sanayi A/S	132,912,800	13,557
	AG Anadolu Grubu Holding A/S	1,491,478	12,494
[2]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	3,596,065	11,798
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	11,206
*,2	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	24,852,375	10,577
*,2	Arcelik A/S	2,760,128	9,755
*,2	Turk Telekomunikasyon A/S	6,921,702	9,750
[2]	Tofas Turk Otomobil Fabrikasi A/S	1,572,490	9,749
[2]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,133,081	9,602
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	18,134,136	9,589
*,2	Oyak Cimento Fabrikalari A/S	13,159,761	8,903
*	Anadolu Anonim Turk Sigorta Sirketi	2,850,375	8,777
	Is Yatirim Menkul Degerler A/S	6,966,996	8,691
*,2	Petkim Petrokimya Holding A/S	16,299,010	7,947
*,2	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,446,256	7,935
*,2	Gubre Fabrikalari TAS	1,017,352	7,578
*,2	Turk Altin Isletmeleri A/S	11,992,971	7,541
[1,2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	3,795,479	7,507
*,2	Ulker Biskuvi Sanayi A/S	2,183,647	7,334
[2]	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	6,816
[2]	Turk Traktor ve Ziraat Makineleri A/S	341,621	6,532

		Shares	Market Value ($000)
*,2	Turkiye Vakiflar Bankasi TAO	8,451,087	6,459
	Nuh Cimento Sanayi A/S	828,945	6,388
	Turkiye Sigorta A/S	12,468,139	6,237
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	6,038
	Aksa Akrilik Kimya Sanayii A/S	18,742,500	6,034
[1,2]	Enerjisa Enerji A/S	3,242,255	5,530
	Otokar Otomotiv ve Savunma Sanayi A/S	477,415	5,483
*,2	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	498,022	5,461
[2]	Dogus Otomotiv Servis ve Ticaret A/S	1,000,427	5,251
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	5,033
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	4,835
*,2	Hektas Ticaret TAS	47,407,053	4,766
*,2	Tekfen Holding A/S	2,596,075	4,610
	Dogan Sirketler Grubu Holding A/S	12,059,846	4,564
	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	4,474
	Alarko Holding A/S	1,811,969	4,349
*	BatiSoke Soke Cimento Sanayii TAS	11,616,807	4,288
	Sok Marketler Ticaret A/S	3,940,841	4,274
*,2	Turkiye Halk Bankasi A/S	7,517,178	4,265
*	Bera Holding A/S	8,587,304	4,085
	EGE Endustri ve Ticaret A/S	14,991	3,956
*	Ral Yatirim Holding A/S	346,877	3,898
	Aksa Enerji Uretim A/S Class B	3,355,029	3,845
*	Baticim Bati Anadolu Cimento Sanayii A/S	31,165,199	3,804
[2]	Kontrolmatik Enerji ve Muhendislik A/S	3,633,129	3,621
	Borusan Yatirim ve Pazarlama A/S	71,326	3,578
*	NET Holding A/S	2,825,096	3,489
*	Albaraka Turk Katilim Bankasi A/S	17,217,301	3,437
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,413,151	3,330
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	3,237
	Aygaz A/S	713,806	3,164
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,869,575	3,108
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	936,721	3,071
	Akcansa Cimento A/S	526,035	3,057
*	Investco Holding A/S	517,926	3,048
	AKIS Gayrimenkul Yatirimi A/S	14,742,363	2,945
*,2	MIA Teknoloji A/S	2,821,555	2,921
*,2	Vestel Elektronik Sanayi ve Ticaret A/S	1,668,315	2,848
	TAB Gida Sanayi ve Ticaret A/S	622,436	2,816
*	YEO Teknoloji Enerji ve Endustri A/S	1,846,454	2,813
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,382,885	2,693
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	5,275,269	2,684
	LDR Turizm A/S	618,415	2,655
*	Kiler Holding A/S	3,272,710	2,650
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	5,923,901	2,634
	Bursa Cimento Fabrikasi A/S	11,062,380	2,606
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	2,592
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	2,590
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,139,620	2,562
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	2,451,552	2,515
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	2,503
*,2	Zorlu Enerji Elektrik Uretim A/S	21,851,659	2,483
	Yeni Gimat Gayrimenkul Ortakligi A/S	1,275,315	2,458
	Global Yatirim Holding A/S	5,005,238	2,455
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	7,854	2,402
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	1,648,570	2,352
*,2	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,542,335	2,286
	Enerya Enerji A/S	360,674	2,285
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	26,930,263	2,282
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,254
*	Akfen Yenilenebilir Enerji A/S	4,454,157	2,231
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,469,435	2,224
*	Aksigorta A/S	9,788,939	2,192
*	Konya Cimento Sanayii A/S	12,328	2,181
	Logo Yazilim Sanayi ve Ticaret A/S	615,147	2,063
	Anadolu Hayat Emeklilik A/S	683,056	1,895
*	Politeknik Metal Sanayi ve Ticaret A/S	9,848	1,864
*	Kayseri Seker Fabrikasi A/S	3,582,251	1,803
	Sekerbank Turk A/S	15,694,503	1,766
	Iskenderun Demir ve Celik A/S	1,653,060	1,724

		Shares	Market Value ($000)
	Kocaer Celik Sanayi ve Ticaret A/S	5,129,882	1,719
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	3,885,477	1,643
	CW Enerji Muhendislik Ticaret ve Sanayi A/S	2,922,593	1,627
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,848,218	1,625
*	Can2 Termik A/S	37,856,558	1,613
	Escar Turizm Tasimacilik Ticaret A/S	1,235,276	1,562
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,527
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	1,443
*,2	Reeder Teknoloji Sanayi ve Ticaret A/S	3,766,259	1,423
	Galata Wind Enerji A/S	1,791,002	1,420
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	103,773	1,392
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,386
	Ebebek Magazacilik A/S Class B	825,696	1,384
*	Kordsa Teknik Tekstil A/S	726,453	1,378
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	623,389	1,350
	Katilimevim Tasarruf Finansman A/S	795,517	1,315
	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	1,279
*	Is Finansal Kiralama A/S	3,435,914	1,251
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	1,207
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	98,798	1,164
*	Izdemir Enerji Elektrik Uretim A/S	9,232,610	1,142
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,137
	Kervan Gida Sanayi ve Ticaret A/S Class B	18,913,590	1,131
*	Fenerbahce Futbol A/S	756,281	1,110
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	3,940,891	1,101
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,092
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	1,073
*	Tukas Gida Sanayi ve Ticaret A/S	6,093,713	1,063
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	17,701,969	1,014
*	Tumosan Motor ve Traktor Sanayi A/S	321,836	1,004
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	1,000
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	992
	Aydem Yenilenebilir Enerji A/S	1,534,075	948
*	Oyak Yatirim Menkul Degerler A/S	1,014,345	944
*	Izmir Demir Celik Sanayi A/S	6,233,306	914
	Celebi Hava Servisi A/S	16,780	900
*	Qua Granite Hayal	9,377,687	899
*	Altinay Savunma Teknolojileri A/S	392,610	836
	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,586,720	806
*	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	790
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	6,530,693	778
	SUN Tekstil Sanayi ve Ticaret A/S	748,163	765
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,114,067	760
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	5,211,246	754
*	Peker Gayrimenkul Yatirim Ortakligi A/S	19,318,450	743
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,054,848	733
	Polisan Holding A/S	2,142,054	655
*	Tat Gida Sanayi A/S	1,818,842	640
*	Karel Elektronik Sanayi ve Ticaret A/S	2,451,038	632
	Suwen Tekstil Sanayi Pazarlama A/S	945,282	570
*	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	555
*	Imas Makina Sanayi A/S	6,424,648	493
*	Erciyas Celik Boru Sanayi A/S	199,607	493
*	Marti Otel Isletmeleri A/S	5,084,520	444
			1,208,173
United Arab Emirates (1.8%)
	Emaar Properties PJSC	86,188,243	316,338
	First Abu Dhabi Bank PJSC	56,611,103	223,941
	Emirates Telecommunications Group Co. PJSC	44,631,776	207,695
	Emirates NBD Bank PJSC	23,188,928	131,623
	Abu Dhabi Commercial Bank PJSC	37,392,699	121,862
	Aldar Properties PJSC	47,170,391	98,140
	Abu Dhabi Islamic Bank PJSC	18,737,970	79,543
	Dubai Islamic Bank PJSC	37,309,460	78,062
	Dubai Electricity & Water Authority PJSC	111,235,522	77,534
	Alpha Dhabi Holding PJSC	17,855,661	55,400
	ADNOC Drilling Co. PJSC	31,853,474	46,820
*	Modon Holding PSC	43,412,523	40,254
	Emaar Development PJSC	11,021,368	39,363

		Shares	Market Value ($000)
	Abu Dhabi National Oil Co. for Distribution PJSC	36,638,503	35,861
*	Multiply Group PJSC	62,229,008	35,724
	Salik Co. PJSC	24,173,855	31,868
*	Pure Health Holding PJSC	32,821,962	31,451
	Borouge plc	38,208,921	25,690
	ADNOC Logistics & Services	18,117,858	25,539
	Air Arabia PJSC	29,460,366	24,760
	Americana Restaurants International plc - Foreign Co. (XADS)	37,154,168	23,741
	NMDC Group PJSC	2,741,791	18,816
*	Talabat Holding plc	46,638,444	18,030
	Dubai Investments PJSC	28,178,592	16,632
*	Abu Dhabi Ports Co. PJSC	11,503,159	15,502
	Agility Global plc	41,089,689	14,764
*	Dana Gas PJSC	69,466,136	14,365
*	Apex Investment Co. PSC	10,948,319	13,909
	GFH Financial Group BSC	39,521,816	12,583
	Emirates Central Cooling Systems Corp.	25,519,924	12,145
	Parkin Co. PJSC	8,905,537	10,695
	Fertiglobe plc	15,385,308	10,385
	Dubai Financial Market PJSC	21,085,002	8,431
*	Lulu Retail Holdings plc	15,381,526	7,622
*	Space42 plc	13,037,884	7,237
*	Aramex PJSC	8,913,207	6,864
*	Ajman Bank PJSC	13,290,218	6,143
	Agthia Group PJSC	3,400,376	5,709
	RAK Properties PJSC	13,641,631	4,484
	Burjeel Holdings plc	7,821,563	4,253
*	Phoenix Group plc	11,929,336	3,920
*	Ghitha Holding PJSC	527,380	3,542
	Amanat Holdings PJSC	10,423,633	3,062
*	AL Seer Marine Supplies & Equipment Co. LLC	2,869,311	2,948
*	Gulf Navigation Holding PJSC	1,373,519	1,973
	Abu Dhabi National Hotels	9,410,757	1,506
	Americana Restaurants International plc - Foreign Co.	448,075	293
*,3	Arabtec Holding PJSC	10,929,061	—
			1,977,022
Total Common Stocks (Cost $80,088,935)			107,403,481
Preferred Stocks (1.2%)
	Petroleo Brasileiro SA Preference Shares	67,492,563	435,279
	Itau Unibanco Holding SA Preference Shares	52,410,588	303,215
	Banco Bradesco SA Preference Shares	60,235,187	124,613
	Itausa SA Preference Shares	74,035,588	120,731
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,625,366	64,152
	Gerdau SA Preference Shares	16,275,561	47,957
	Cia Energetica de Minas Gerais Preference Shares	17,329,476	32,500
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,821,034	19,164
	Embotelladora Andina SA Preference Shares Class B	4,822,588	16,099
	Isa Energia Brasil SA Preference Shares	3,630,478	14,785
	Metalurgica Gerdau SA Preference Shares	8,410,133	13,844
	Marcopolo SA Preference Shares	9,082,897	12,947
	Bancolombia SA Preference Shares	1,283,917	12,641
	Cia Paranaense de Energia - Copel Preference Shares Class B	7,231,751	12,003
	Bradespar SA Preference Shares	3,265,134	9,303
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,925,469	6,530
	Unipar Carbocloro SA Preference Shares Class B	686,100	5,757
	Raizen SA Preference Shares	15,932,485	5,180
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,641,392	4,683
	Banco Pan SA Preference Shares	3,790,591	4,476
*	Braskem SA Preference Shares Class A	1,887,969	4,461
	Randon SA Implementos e Participacoes Preference Shares	2,226,134	3,470
*	Alpargatas SA Preference Shares	2,933,554	3,112
*	Azul SA Preference Shares	3,887,346	3,060
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	2,939
	Banco ABC Brasil SA Preference Shares	599,900	2,070
	Taurus Armas SA Preference Shares	972,500	1,341
*,3	Mechel PJSC Preference Shares	899,940	—
	KGI Financial Holding Co. Ltd. Preference Shares	1,001	—
Total Preferred Stocks (Cost $1,446,616)			1,286,312

			Shares	Market Value ($000)
Rights (0.0%)
*		Equatorial Energia SA Exp. 2/13/25	43,018	35
*,3		Smartfit Escola de Ginastica e Danca SA Exp. 2/4/25	29,541	20
*		Thoresen Thai Agencies PCL Exp. 12/31/25	9,999,243	—
*,3		Career Technology MFG. Co. Ltd. Exp. 2/10/25	303,434	—
*,3		Mitac Holdings Corp. Exp. 2/7/25	269,031	—
Total Rights (Cost $—)				55
Warrants (0.0%)
*		VGI PCL Exp. 9/3/25	7,525,477	306
*		Malaysian Resources Corp. Bhd. Exp. 10/29/27	3,624,441	65
*		VGI PCL Exp. 5/23/27	18,209,185	44
*		Energy Absolute PCL Exp. 12/31/28	7,343,365	—
Total Warrants (Cost $—)				415
		Coupon
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[4,5]	Vanguard Market Liquidity Fund (Cost $3,019,169)	4.371%	30,196,683	3,019,366
Total Investments (102.0%) (Cost $84,554,720)				111,709,629
Other Assets and Liabilities—Net (-2.0%)				(2,161,245)
Net Assets (100%)				109,548,384
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $6,387,167,000, representing 5.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $716,607,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,078,948,000 was received for securities on loan, of which $1,078,229,000 is held in Vanguard Market Liquidity Fund and $719,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2025	9,925	541,111	5,260

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	3/19/25	INR	54,920,211	USD	644,347	—	(12,266)
Toronto-Dominion Bank	3/19/25	INR	46,179,683	USD	540,960	—	(9,474)
Bank of America, N.A.	3/19/25	INR	30,644,525	USD	359,559	—	(6,868)
JPMorgan Chase Bank, N.A.	3/19/25	INR	8,305,465	USD	97,242	—	(1,653)
State Street Bank & Trust Co.	3/19/25	INR	6,666,430	USD	78,288	—	(1,563)
Royal Bank of Canada	3/19/25	INR	4,163,376	USD	48,880	—	(963)
Bank of America, N.A.	3/19/25	USD	77,603	BRL	479,010	—	(3,611)
Bank of America, N.A.	3/19/25	USD	57,074	HKD	443,344	115	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	3/19/25	USD	8,530	HKD	66,266	16	—
BNP Paribas	3/19/25	USD	98,481	INR	8,475,947	931	—
State Street Bank & Trust Co.	3/19/25	USD	80,683	INR	7,011,500	—	(13)
State Street Bank & Trust Co.	3/19/25	USD	61,912	INR	5,377,709	19	—
Citibank, N.A.	3/19/25	USD	61,795	INR	5,377,709	—	(98)
State Street Bank & Trust Co.	3/19/25	USD	36,299	TWD	1,187,545	—	(121)
						1,081	(36,630)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	7,348	10.660	630	—
China Airlines Ltd.	8/29/25	BANA	11,916	(1.225)	—	(1)
FTSE China A Stock Connect CNY All Cap Index	6/5/25	BANA	207,574	(1.175)	—	(12)
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	53,496	(0.975)	—	(2)
Novatek Microelectronics Corp.	2/3/25	GSI	33,723	(3.336)	1,457	—
RDC Semiconductor Co. Ltd.	3/26/25	MSCS	1,810	3.025	—	—
Sungrow Power Supply Co. Ltd. Class A	3/26/25	MSCS	7,444	0.525	—	—
					2,087	(15)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,197,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,961,818	99,408,163	33,500	107,403,481
Preferred Stocks	1,206,061	80,251	—	1,286,312
Rights	35	—	20	55
Warrants	415	—	—	415
Temporary Cash Investments	3,019,366	—	—	3,019,366
Total	12,187,695	99,488,414	33,520	111,709,629

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,260	—	—	5,260
Forward Currency Contracts	—	1,081	—	1,081
Swap Contracts	—	2,087	—	2,087
Total	5,260	3,168	—	8,428
Liabilities
Forward Currency Contracts	—	(36,630)	—	(36,630)
Swap Contracts	—	(15)	—	(15)
Total	—	(36,645)	—	(36,645)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.